UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09525
                                                     ---------

                              Rydex Dynamic Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Carl G. Verboncoeur
                              Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                                                   JUNE 30, 2006

                                          RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                            DYNAMIC S&P 500 FUND
                                                    INVERSE DYNAMIC S&P 500 FUND
                                                                DYNAMIC OTC FUND
                                                        INVERSE DYNAMIC OTC FUND
                                                                DYNAMIC DOW FUND
                                                        INVERSE DYNAMIC DOW FUND
                                                    DYNAMIC RUSSELL 2000(R) FUND
                                            INVERSE DYNAMIC RUSSELL 2000(R) FUND
                                                DYNAMIC S&P 500 MASTER PORTFOLIO
                                        INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
                                                    DYNAMIC OTC MASTER PORTFOLIO
                                            INVERSE DYNAMIC OTC MASTER PORTFOLIO
                                                    DYNAMIC DOW MASTER PORTFOLIO
                                            INVERSE DYNAMIC DOW MASTER PORTFOLIO


                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS .................................   4

ABOUT SHAREHOLDERS' FUND EXPENSES ..........................................   5

FUND PROFILES ..............................................................   8

SCHEDULES OF INVESTMENTS ...................................................  13

DYNAMIC FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES ....................................  42

   STATEMENTS OF OPERATIONS ................................................  44

   STATEMENTS OF CHANGES IN NET ASSETS .....................................  46

   FINANCIAL HIGHLIGHTS ....................................................  49

DYNAMIC MASTER PORTFOLIOS

   STATEMENTS OF ASSETS AND LIABILITIES ....................................  54

   STATEMENTS OF OPERATIONS ................................................  56

   STATEMENTS OF CHANGES IN NET ASSETS .....................................  58

   FINANCIAL HIGHLIGHTS ....................................................  60

NOTES TO FINANCIAL STATEMENTS ..............................................  61

OTHER INFORMATION ..........................................................  69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ..............................  72


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Equity prices seesawed in the first half of 2006. They moved up on optimism about economic growth, earnings and interest rates, then reversed dramatically with the release of inflation data for April and May, which showed an alarming uptick in inflation--once again raising concerns that the Federal Reserve Bank ("Fed") would continue to tighten. Equity markets across the globe went into a dizzying decline as it appeared that all of the world's major central banks would be raising interest rates simultaneously. The prospect of a massive draining of global liquidity hit speculative markets particularly hard. International stocks (developed and emerging) as well as mid and small cap stocks experienced double-digit declines from early May to mid June. Emerging market stocks were hit especially hard, experiencing their worst one month sell-off since the Asian Crisis of 1998.

The first half of 2006 was marked by a correction, and a rotation away from higher risk strategies to more defensive ones. As one would expect, volatility increased sharply and overall market returns were mixed at best. The S&P 500(R) managed to eke out a 2.7% gain for the entire period, but that masked a wild ride for domestic equity investors as the Index rose 6.2% from the beginning of the year through early May and then declined 7.7% from May 5 to June 13 as the markets sold off. The effect on previous highfliers such as small cap, technology and international stocks was more pronounced. While the small cap Russell 2000(R) Index rose 8.2% in the first half, it fell nearly 14% during the May-June sell-off as investors fled the perceived risk of smaller stocks. Likewise, international stocks pulled back as investors decided to place their bets a little closer to home. Despite double-digit declines in international and emerging market stocks during the market break, the MSCI EAFE and EM indices were able to hold on to gains generated early in the year to close the first half with 6.3% and 3.7% gains, respectively. That was not the case for technology stocks, however, which took a beating as shown by the Nasdaq 100(R) Index's 4.3% decline during the first six months of 2006.

Driving all of this activity was the release of inflation statistics for the months of April and May, providing the first indication that rapid global growth and the year-long rise in energy prices was starting to push inflation higher. Rising inflation at this stage of the economic cycle was perceived to be particularly troublesome since it would delay the long anticipated end to the string of interest rate hikes by the Fed. The Fed raised rates four times during the first half of the year, moving the closely watched Fed Funds Target Rate from 4.25% to 5.25%. Moreover, an extension of the Fed's tightening campaign would mean that a period of global monetary contraction would ensue as central banks from Europe to Japan to China would be raising rates simultaneously in an attempt to cool down rapid economic growth and forestall inflation. Much of the explosive growth in the value of international, emerging market, small cap and technology stocks can be traced to years of easy money policies on the part of the world's central banks.

The effect of rapid global growth was also evident at the sector level in the first half of the year. Sectors such as energy, telecommunications, industrials and materials--all of which do well in periods of rapid economic expansion--were the best performers over the past six months. As sentiment changed, however, defensive sectors such as consumer staples and utilities began to rally toward the end of the second quarter.

As one would expect in this sort of environment, the pressure on interest rates was upward. The U.S. Treasury yield curve shifted higher by about 0.75% with the two-year Treasury Note closing out the first half of 2006 yielding 5.16% and the 10-year Treasury Note right behind at 5.14%. Thus, the yield curve retains its flat to inverted shape, which historically has been a harbinger of slowing economic growth.


2 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

The first half of 2006 was a tricky period for investors. Stocks continue to face some significant headwinds in the form of slowing growth, slowing earnings and uncertainty about inflation and interest rates. Our view is that U.S. stock markets are still range-bound and will not rally meaningfully until the Fed eases and interest rates move down. We also continue to view non-directional investment strategies as offering the best potential for outperformance until the market establishes an identifiable trend. Both Rydex Sector Rotation Fund and Rydex Absolute Return Strategies Fund performed well on an absolute and relative basis in the difficult first half.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (UNAUDITED)
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                   INDEX        INDEX           FUND                         FUND
                   LEVEL     PERFORMANCE     EXPECTATION     FUND NAV     PERFORMANCE     ASSESSMENT
----------------------------------------------------------------------------------------------------
Start               100                                       $10.00
Day 1               106          6.00%          9.00%          10.90         9.00%         In line
Day 2                99         -6.60%         -9.90%           9.82        -9.90%         In line
Cumulative                      -1.00%         -1.50%                       -1.80%          -0.30%
----------------------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from the fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2005 and ending June 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                                BEGINNING          ENDING      EXPENSES
                                           EXPENSE          ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                                            RATIO+      DECEMBER 31, 2005   JUNE 30, 2006       PERIOD*
-------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
DYNAMIC S&P 500 FUND
    A-Class                                   1.70%**           $1,000.00       $1,014.60        $ 8.59
    C-Class                                   2.44%**            1,000.00        1,011.00         12.30
    H-Class                                   1.69%**            1,000.00        1,014.90          8.54
INVERSE DYNAMIC S&P 500 FUND
    A-Class                                   1.71%**            1,000.00          988.40          8.52
    C-Class                                   2.46%**            1,000.00          984.80         12.24
    H-Class                                   1.70%**            1,000.00          988.40          8.47
DYNAMIC OTC FUND
    A-Class                                   1.70%**            1,000.00          882.20          8.02
    C-Class                                   2.44%**            1,000.00          878.30         11.49
    H-Class                                   1.69%**            1,000.00          881.80          7.97
INVERSE DYNAMIC OTC FUND
    A-Class                                   1.70%**            1,000.00        1,107.50          8.98
    C-Class                                   2.45%**            1,000.00        1,103.70         12.92
    H-Class                                   1.70%**            1,000.00        1,107.60          8.98
DYNAMIC DOW FUND
    A-Class                                   1.70%**            1,000.00        1,063.10          8.79
    C-Class                                   2.45%**            1,000.00        1,059.90         12.65
    H-Class                                   1.70%**            1,000.00        1,063.90          8.80
INVERSE DYNAMIC DOW FUND
    A-Class                                   1.70%**            1,000.00          940.60          8.27
    C-Class                                   2.45%**            1,000.00          937.00         11.90
    H-Class                                   1.70%**            1,000.00          940.40          8.27
DYNAMIC RUSSELL 2000(R) FUND
    A-Class                                   1.69%              1,000.00        1,000.40          8.47
    C-Class                                   2.44%              1,000.00          999.20         12.23
    H-Class                                   1.70%              1,000.00        1,000.40          8.52
INVERSE DYNAMIC RUSSELL 2000(R) FUND
    A-Class                                   1.70%              1,000.00          976.40          8.42
    C-Class                                   2.45%              1,000.00          975.60         12.13
    H-Class                                   1.69%              1,000.00          976.40          8.37


6 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                BEGINNING          ENDING      EXPENSES
                                           EXPENSE          ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                                            RATIO+      DECEMBER 31, 2005   JUNE 30, 2006       PERIOD*
-------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
DYNAMIC S&P 500 FUND
    A-Class                                   1.70%**           $1,000.00       $1,016.44        $ 8.63
    C-Class                                   2.44%**            1,000.00        1,012.68         12.39
    H-Class                                   1.69%**            1,000.00        1,016.49          8.58
INVERSE DYNAMIC S&P 500 FUND
    A-Class                                   1.71%**            1,000.00        1,016.39          8.68
    C-Class                                   2.46%**            1,000.00        1,012.58         12.49
    H-Class                                   1.70%**            1,000.00        1,016.44          8.63
DYNAMIC OTC FUND
    A-Class                                   1.70%**            1,000.00        1,016.44          8.63
    C-Class                                   2.44%**            1,000.00        1,012.68         12.39
    H-Class                                   1.69%**            1,000.00        1,016.49          8.58
INVERSE DYNAMIC OTC FUND
    A-Class                                   1.70%**            1,000.00        1,016.44          8.63
    C-Class                                   2.45%**            1,000.00        1,012.63         12.44
    H-Class                                   1.70%**            1,000.00        1,016.44          8.63
DYNAMIC DOW FUND
    A-Class                                   1.70%**            1,000.00        1,016.44          8.63
    C-Class                                   2.45%**            1,000.00        1,012.63         12.44
    H-Class                                   1.70%**            1,000.00        1,016.44          8.63
INVERSE DYNAMIC DOW FUND
    A-Class                                   1.70%**            1,000.00        1,016.44          8.63
    C-Class                                   2.45%**            1,000.00        1,012.63         12.44
    H-Class                                   1.70%**            1,000.00        1,016.44          8.63
DYNAMIC RUSSELL 2000(R) FUND
    A-Class                                   1.69%              1,000.00        1,016.49          8.58
    C-Class                                   2.44%              1,000.00        1,012.68         12.39
    H-Class                                   1.70%              1,000.00        1,016.44          8.63
INVERSE DYNAMIC RUSSELL 2000(R) FUND
    A-Class                                   1.70%              1,000.00        1,016.44          8.63
    C-Class                                   2.45%              1,000.00        1,012.63         12.44
    H-Class                                   1.69%              1,000.00        1,016.49          8.58

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

** RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

 +    ANNUALIZED.


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                      DYNAMIC S&P 500 FUND     S&P 500 INDEX
                                      --------------------     -------------
Other                                          7.2%                 8.8%
Financials                                    16.2%                21.2%
Information Technology                        10.9%                15.7%
Health Care                                    9.1%                12.8%
Industrials                                    8.5%                11.6%
Energy                                         7.5%                10.3%
Consumer Discretionary                         7.5%                10.0%
Consumer Staples                               7.1%                 9.6%
Futures Contracts                             32.2%                 0.0%
Equity Index Swap Agreements                  93.3%                 0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                  September 1, 2004
C-Class                                  November 27, 2000
H-Class                                       May 19, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------
Exxon Mobil Corp.                                     2.4%
General Electric Co.                                  2.2%
Citigroup, Inc.                                       1.5%
Bank of America Corp.                                 1.4%
Microsoft Corp.                                       1.3%
Procter & Gamble Co.                                  1.2%
Johnson & Johnson, Inc.                               1.1%
Pfizer, Inc.                                          1.1%
American International Group, Inc.                    1.0%
Altria Group, Inc.                                    1.0%
----------------------------------------------------------
Top Ten Total                                        14.2%
----------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE DYNAMIC S&P 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                 INVERSE DYNAMIC S&P 500 FUND    S&P 500 INDEX
                                 ----------------------------    -------------
Other                                         0.0%                    8.8%
Financials                                    0.0%                   21.2%
Information Technology                        0.0%                   15.7%
Health Care                                   0.0%                   12.8%
Industrials                                   0.0%                   11.6%
Energy                                        0.0%                   10.3%
Consumer Discretionary                        0.0%                   10.0%
Consumer Staples                              0.0%                    9.6%
Futures Contracts Short Sales               -30.2%                    0.0%
Equity Index Swap Agreements Short Sales   -170.5%                    0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                  September 1, 2004
C-Class                                      March 7, 2001
H-Class                                       May 19, 2000

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


8 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

DYNAMIC OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                NASDAQ 100
                                        DYNAMIC OTC FUND          INDEX
                                        ----------------        ----------
Other                                         6.4%                  8.5%
Information Technology                       44.3%                 60.4%
Consumer Discretionary                       12.2%                 16.0%
Health Care                                  10.5%                 14.3%
Futures Contracts                            45.9%                  0.0%
Equity Index Swap Agreements                 79.8%                  0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                  September 1, 2004
C-Class                                  November 20, 2000
H-Class                                       May 24, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------
Microsoft Corp.                                       4.5%
Qualcomm, Inc.                                        4.4%
Apple Computer, Inc.                                  3.7%
Google, Inc. -- Class A                               3.0%
Cisco Systems, Inc.                                   2.3%
Starbucks Corp.                                       2.2%
Intel Corp.                                           2.1%
Amgen, Inc.                                           2.0%
Oracle Corp.                                          1.8%
Comcast Corp. -- Class A                              1.7%
----------------------------------------------------------
Top Ten Total                                        27.7%
----------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE DYNAMIC OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                   NASDAQ 100
                                   INVERSE DYNAMIC OTC FUND          INDEX
                                   ------------------------        ----------
Other                                         0.0%                    8.5%
Information Technology                        0.0%                   60.4%
Consumer Discretionary                        0.0%                   16.0%
Health Care                                   0.0%                   14.3%
Futures Contracts Short Sales                -4.9%                    0.0%
Equity Index Swap Agreements Short Sales   -196.2%                    0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                  September 1, 2004
C-Class                                      March 8, 2001
H-Class                                       May 23, 2000

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                            DOW JONES INDUSTRIAL
                                        DYNAMIC DOW FUND           AVERAGE
                                        ----------------    --------------------
Other                                         8.2%                  6.9%
Industrials                                  15.5%                 26.7%
Consumer Staples                              9.1%                 15.8%
Financials                                    8.4%                 14.6%
Information Technology                        6.3%                 12.9%
Consumer Discretionary                        5.4%                  9.2%
Health Care                                   5.0%                  8.6%
Materials                                     0.0%                  5.3%
Futures Contracts                            62.1%                  0.0%
Equity Index Swap Agreements                 74.3%                  0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                  September 1, 2004
C-Class                                  February 20, 2004
H-Class                                  February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------
Boeing Co.                                            3.5%
3M Co.                                                3.5%
International Business Machines Corp.                 3.3%
Caterpillar, Inc.                                     3.2%
Altria Group, Inc.                                    3.1%
United Technologies Corp.                             2.7%
Exxon Mobil Corp.                                     2.6%
Johnson & Johnson, Inc.                               2.6%
American International Group, Inc.                    2.5%
Procter & Gamble Co.                                  2.4%
----------------------------------------------------------
Top Ten Total                                        29.4%
----------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                            DOW JONES INDUSTRIAL
                                  INVERSE DYNAMIC DOW FUND          AVERAGE
                                  ------------------------  --------------------
Other                                         0.0%                    6.9%
Industrials                                   0.0%                   26.7%
Consumer Staples                              0.0%                   15.8%
Financials                                    0.0%                   14.6%
Information Technology                        0.0%                   12.9%
Consumer Discretionary                        0.0%                    9.2%
Health Care                                   0.0%                    8.6%
Materials                                     0.0%                    5.3%
Futures Contracts Short Sales               -55.8%                    0.0%
Equity Index Swap Agreements Short Sales   -144.8%                    0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                  September 1, 2004
C-Class                                  February 20, 2004
H-Class                                  February 20, 2004

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


10 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                            DYNAMIC RUSSELL 2000(R) FUND  RUSSELL 2000(R) INDEX
                            ----------------------------  ---------------------
Other                                   6.4%                     6.9%
Financials                              8.3%                    14.6%
Information Technology                  7.2%                    12.9%
Consumer Discretionary                  5.8%                     9.2%
Industrials                             5.5%                    26.7%
Health Care                             4.7%                     8.6%
Consumer Staples                        0.0%                    15.8%
Materials                               0.0%                     5.3%
Futures Contracts                      73.3%                     0.0%
Equity Index Swap Agreements           90.2%                     0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                       May 31, 2006
C-Class                                       May 31, 2006
H-Class                                       May 31, 2006

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------
Alexandria Real Estate Equities, Inc.                 0.1%
Maverick Tube Corp.                                   0.1%
Hologic, Inc.                                         0.1%
RSA Security, Inc.                                    0.1%
Highwoods Properties, Inc.                            0.1%
Interdigital Communications Corp.                     0.1%
Phillips-Van Heusen Corp.                             0.1%
LaSalle Hotel Properties                              0.1%
Nicor, Inc.                                           0.1%
Polycom, Inc.                                         0.1%
----------------------------------------------------------
Top Ten Total                                         1.0%
----------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE DYNAMIC RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Russell 2000(R) Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       INVERSE DYNAMIC
                                    RUSSELL 2000(R) FUND   RUSSELL 2000(R) INDEX
                                    --------------------   ---------------------
Other                                         0.0%                   6.9%
Industrials                                   0.0%                  26.7%
Consumer Staples                              0.0%                  15.8%
Financials                                    0.0%                  14.6%
Information Technology                        0.0%                  12.9%
Consumer Discretionary                        0.0%                   9.2%
Health Care                                   0.0%                   8.6%
Materials                                     0.0%                   5.3%
Futures Contracts Short Sales               -28.2%                   0.0%
Equity Index Swap Agreements Short Sales   -177.1%                   0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------
A-Class                                       May 31, 2006
C-Class                                       May 31, 2006
H-Class                                       May 31, 2006

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 11

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Dynamic S&P 500 Fund would act as a feeder, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


12 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 74.1%

FINANCIALS 15.9%
   DIVERSIFIED FINANCIALS 4.1%
   Citigroup, Inc.                                     98,140   $     4,734,273
   Bank of America Corp.                               90,079         4,332,800
   J.P. Morgan Chase & Co.+                            68,585         2,880,570
   Moody's Corp.+                                       4,822           262,606
   CIT Group, Inc.                                      3,940           206,023
                                                                ---------------
   TOTAL DIVERSIFIED FINANCIALS                                      12,416,272
                                                                ---------------
   INSURANCE 3.5%
   American International
     Group, Inc.                                       51,283         3,028,261
   MetLife, Inc.+                                      14,980           767,126
   Prudential Financial, Inc.                           9,710           754,467
   Allstate Corp.                                      12,540           686,314
   St. Paul Travelers Cos., Inc.                       13,742           612,618
   Hartford Financial Services
     Group, Inc.+                                       5,975           505,485
   AFLAC, Inc.                                          9,840           456,084
   Chubb Corp.                                          8,190           408,681
   Progressive Corp.+                                  15,450           397,219
   ACE Ltd.                                             6,408           324,181
   Lincoln National Corp.+                              5,670           320,015
   Principal Financial Group, Inc.+                     5,470           304,406
   Marsh & McLennan Cos., Inc.+                        10,840           291,488
   Loews Corp.                                          8,010           283,955
   Genworth Financial, Inc. --
     Class A                                            7,200           250,848
   Aon Corp.+                                           6,290           219,018
   XL Capital Ltd.                                      3,560           218,228
   Ambac Financial Group, Inc.+                         2,090           169,499
   Cincinnati Financial Corp.                           3,420           160,774
   MBIA, Inc.+                                          2,662           155,860
   SAFECO Corp.                                         2,350           132,423
   Torchmark Corp.                                      1,970           119,618
   UnumProvident Corp.                                  5,910           107,148
                                                                ---------------
   TOTAL INSURANCE                                                   10,673,716
                                                                ---------------
   BANKS 3.1%
   Wells Fargo & Co.+                                  33,160         2,224,373
   Wachovia Corp.+                                     31,750         1,717,040
   U.S. Bancorp+                                       35,140         1,085,123
   SunTrust Banks, Inc.+                                7,180           547,547
   BB&T Corp.+                                         10,854           451,418
   PNC Financial Services
     Group, Inc.+                                       5,841           409,863
   Fifth Third Bancorp+                                10,980           405,711
   National City Corp.+                                10,710           387,595
   Regions Financial Corp.+                             9,000           298,080
   KeyCorp                                              7,975           284,548
   North Fork Bancorporation, Inc.                      9,180           276,960
   Marshall & Ilsley Corp.+                             4,450           203,543
   M&T Bank Corp.                                       1,550           182,776
   AmSouth Bancorp+                                     6,827           180,574

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Synovus Financial Corp.+                             6,370   $       170,589
   Comerica, Inc.+                                      3,196           166,160
   Zions Bancorporation                                 2,090           162,895
   Compass Bancshares, Inc.                             2,550           141,780
   Commerce Bancorp, Inc./NJ+                           3,630           129,482
   Huntington Bancshares, Inc.+                         4,840           114,127
   First Horizon National Corp.+                        2,430            97,686
                                                                ---------------
   TOTAL BANKS                                                        9,637,870
                                                                ---------------
   CAPITAL MARKETS 2.6%
   Morgan Stanley                                      21,141         1,336,323
   Goldman Sachs Group, Inc.                            8,530         1,283,168
   Merrill Lynch & Co., Inc.                           18,235         1,268,427
   Lehman Brothers Holdings, Inc.+                     10,560           687,984
   Bank of New York Co., Inc.                          15,240           490,728
   State Street Corp.                                   6,560           381,070
   Bear Stearns Cos., Inc.+                             2,380           333,390
   Charles Schwab Corp.+                               20,365           325,433
   Mellon Financial Corp.+                              8,157           280,846
   Franklin Resources, Inc.                             3,030           263,034
   Legg Mason, Inc.+                                    2,610           259,747
   Ameriprise Financial, Inc.                           4,820           215,309
   Northern Trust Corp.+                                3,653           202,011
   T. Rowe Price Group, Inc.                            5,238           198,049
   E*Trade Financial Corp.*                             8,415           192,030
   Janus Capital Group, Inc.                            4,170            74,643
   Federated Investors, Inc. --
     Class B                                            1,672            52,668
                                                                ---------------
   TOTAL CAPITAL MARKETS                                              7,844,860
                                                                ---------------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Fannie Mae+                                         19,101           918,758
   Washington Mutual, Inc.+                            18,970           864,653
   Freddie Mac+                                        13,635           777,331
   Countrywide Financial Corp.+                        11,994           456,732
   Golden West Financial Corp.                          5,060           375,452
   Sovereign Bancorp, Inc.+                             7,420           150,690
   MGIC Investment Corp.+                               1,730           112,450
                                                                ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   3,656,066
                                                                ---------------
   CONSUMER FINANCE 0.7%
   American Express Co.+                               24,364         1,296,652
   Capital One Financial Corp.+                         5,978           510,820
   SLM Corp.                                            8,110           429,181
                                                                ---------------
   TOTAL CONSUMER FINANCE                                             2,236,653
                                                                ---------------
   REAL ESTATE 0.7%
   Simon Property Group, Inc.+                          3,610           299,413
   Equity Office Properties Trust+                      7,230           263,967
   Equity Residential+                                  5,750           257,197
   ProLogis                                             4,840           252,261
   Vornado Realty Trust+                                2,352           229,438
   Archstone-Smith Trust+                               4,210           214,163
   Boston Properties, Inc.+                             1,800           162,720
   KIMCO Realty Corp.+                                  4,170           152,163
   Plum Creek Timber Co., Inc.
     (REIT)+                                            3,625           128,688

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Public Storage, Inc.+                                1,630   $       123,717
   Apartment Investment &
     Management Co. -- Class A                          1,918            83,337
                                                                ---------------
   TOTAL REAL ESTATE                                                  2,167,064
                                                                ---------------
TOTAL FINANCIALS                                                     48,632,501
                                                                ---------------
INFORMATION TECHNOLOGY 11.0%
   COMPUTERS & PERIPHERALS 2.5%
   International Business
     Machines Corp.                                    30,610         2,351,460
   Hewlett-Packard Co.                                 55,070         1,744,618
   Dell, Inc.*                                         44,840         1,094,544
   Apple Computer, Inc.*                               16,782           958,588
   EMC Corp./MA*                                       46,670           511,970
   Sun Microsystems, Inc.*                             69,050           286,558
   Network Appliance, Inc.*                             7,390           260,867
   SanDisk Corp.*+                                      3,860           196,783
   NCR Corp.*+                                          3,585           131,354
   Lexmark International, Inc.*                         2,080           116,126
   QLogic Corp.*+                                       3,180            54,823
   Gateway, Inc.*+                                      5,220             9,918
                                                                ---------------
   TOTAL COMPUTERS & PERIPHERALS                                      7,717,609
                                                                ---------------
   SOFTWARE 2.3%
   Microsoft Corp.                                    173,180         4,035,094
   Oracle Corp.*                                       76,866         1,113,788
   Adobe Systems, Inc.*+                               11,820           358,855
   Symantec Corp.*+                                    20,430           317,482
   Electronic Arts, Inc.*+                              6,040           259,962
   Intuit, Inc.*                                        3,370           203,514
   CA, Inc.+                                            9,012           185,197
   Autodesk, Inc.*                                      4,574           157,620
   Citrix Systems, Inc.*                                3,588           144,022
   BMC Software, Inc.*+                                 4,186           100,045
   Compuware Corp.*                                     7,440            49,848
   Novell, Inc.*+                                       6,690            44,355
   Parametric Technology Corp.*                         2,198            27,937
                                                                ---------------
   TOTAL SOFTWARE                                                     6,997,719
                                                                ---------------
   COMMUNICATIONS EQUIPMENT 2.1%
   Cisco Systems, Inc.*                               120,510         2,353,560
   Qualcomm, Inc.                                      33,089         1,325,876
   Motorola, Inc.                                      48,760           982,514
   Corning, Inc.*                                      30,751           743,867
   Lucent Technologies, Inc.*+                         88,437           214,018
   Juniper Networks, Inc.*+                            11,170           178,608
   Tellabs, Inc.*+                                      8,850           117,794
   Avaya, Inc.*+                                        8,110            92,616
   JDS Uniphase Corp.*+                                33,259            84,145
   Comverse Technology, Inc.*                           3,985            78,783
   Ciena Corp.*+                                       11,600            55,796
   ADC Telecommunications, Inc.*                        2,309            38,930
   Andrew Corp.*                                        3,150            27,909
                                                                ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     6,294,416
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
   Intel Corp.                                        114,830   $     2,176,028
   Texas Instruments, Inc.+                            30,760           931,720
   Applied Materials, Inc.                             30,870           502,564
   Broadcom Corp. -- Class A*+                          9,040           271,652
   Freescale Semiconductor, Inc. --
     Class B*                                           8,010           235,494
   Advanced Micro Devices, Inc.*+                       9,560           233,455
   Analog Devices, Inc.                                 7,130           229,158
   Micron Technology, Inc.*+                           14,310           215,509
   Maxim Integrated Products, Inc.+                     6,330           203,256
   Linear Technology Corp.+                             5,990           200,605
   KLA-Tencor Corp.+                                    3,930           163,370
   National Semiconductor Corp.+                        6,662           158,889
   Xilinx, Inc.                                         6,780           153,567
   Nvidia Corp.*                                        6,950           147,966
   Altera Corp.*+                                       7,090           124,430
   LSI Logic Corp.*+                                    7,834            70,114
   Novellus Systems, Inc.*+                             2,510            61,997
   Teradyne, Inc.*+                                     3,910            54,466
   PMC - Sierra, Inc.*+                                 4,080            38,352
                                                                ---------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                          6,172,592
                                                                ---------------
   INTERNET SOFTWARE & SERVICES 1.1%
   Google, Inc. -- Class A*+                            4,070         1,706,673
   Yahoo!, Inc.*+                                      24,750           816,750
   eBay, Inc.*+                                        22,833           668,779
   VeriSign, Inc.*+                                     4,840           112,143
                                                                ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 3,304,345
                                                                ---------------
   IT CONSULTING & SERVICES 0.7%
   First Data Corp.                                    15,112           680,644
   Automatic Data Processing, Inc.                     11,370           515,630
   Paychex, Inc.+                                       6,596           257,112
   Electronic Data Systems Corp.+                      10,234           246,230
   Computer Sciences Corp.*                             3,700           179,228
   Fiserv, Inc.*                                        3,470           157,399
   Affiliated Computer Services,
     Inc. -- Class A*                                   2,340           120,767
   Sabre Holdings Corp.+                                2,616            57,552
   Convergys Corp.*+                                    2,766            53,937
   Unisys Corp.*                                        6,770            42,516
                                                                ---------------
   TOTAL IT CONSULTING & SERVICES                                     2,311,015
                                                                ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*+                         8,410           265,420
   Molex, Inc.+                                         2,800            93,996
   Jabil Circuit, Inc.+                                 3,515            89,984
   Solectron Corp.*+                                   18,050            61,731
   Symbol Technologies, Inc.+                           5,013            54,090
   Tektronix, Inc.                                      1,654            48,661
   Sanmina-SCI Corp.*                                  10,523            48,406
                                                                ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             662,288
                                                                ---------------

                                              See Notes to Financial Statements.


14 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                       18,130   $       252,188
                                                                ---------------
   TOTAL OFFICE ELECTRONICS                                             252,188
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                         33,712,172
                                                                ---------------
HEALTH CARE 9.1%
   PHARMACEUTICALS 4.8%
   Johnson & Johnson, Inc.                             58,450         3,502,324
   Pfizer, Inc.                                       144,650         3,394,935
   Merck & Co., Inc.                                   43,083         1,569,514
   Abbott Laboratories                                 30,130         1,313,969
   Eli Lilly & Co.+                                    22,296         1,232,300
   Wyeth                                               26,565         1,179,752
   Bristol-Myers Squibb Co.+                           38,812         1,003,678
   Schering-Plough Corp.                               29,240           556,437
   Allergan, Inc.+                                      3,010           322,853
   Forest Laboratories, Inc.*                           6,426           248,622
   Barr Pharmaceuticals, Inc.*                          2,104           100,340
   Mylan Laboratories, Inc.+                            4,140            82,800
   King Pharmaceuticals, Inc.*                          4,775            81,175
   Watson Pharmaceuticals, Inc.*+                       2,010            46,793
                                                                ---------------
   TOTAL PHARMACEUTICALS                                             14,635,492
                                                                ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.0%
   UnitedHealth Group, Inc.                            26,590         1,190,700
   WellPoint, Inc.*                                    12,580           915,447
   Cardinal Health, Inc.                                8,240           530,079
   Aetna, Inc.                                         11,187           446,697
   Caremark Rx, Inc.+                                   8,730           435,365
   HCA, Inc.+                                           8,050           347,358
   Medco Health Solutions, Inc.*+                       5,950           340,816
   McKesson Corp.                                       6,000           283,680
   CIGNA Corp.+                                         2,360           232,484
   Express Scripts, Inc.*                               2,900           208,046
   Quest Diagnostics, Inc.                              3,206           192,104
   Humana, Inc.*                                        3,250           174,525
   Coventry Health Care, Inc.*+                         3,166           173,940
   AmerisourceBergen Corp.                              4,144           173,716
   Laboratory Corporation of
     America Holdings*+                                 2,457           152,899
   IMS Health, Inc.+                                    3,937           105,708
   Patterson Cos., Inc.*+                               2,739            95,673
   Health Management Associates,
     Inc. -- Class A                                    4,746            93,544
   Manor Care, Inc.                                     1,550            72,726
   Tenet Healthcare Corp.*+                             9,290            64,844
                                                                ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             6,230,351
                                                                ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
   Medtronic, Inc.+                                    23,827         1,117,963
   Baxter International, Inc.                          12,929           475,270
   Boston Scientific Corp.*                            23,979           403,806
   Becton, Dickinson & Co.                              4,880           298,314
   Zimmer Holdings, Inc.*                               4,900           277,928
   Stryker Corp.+                                       5,770           242,975
   St. Jude Medical, Inc.*                              7,130           231,155

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Fisher Scientific International,
     Inc.*+                                             2,450   $       178,973
   Biomet, Inc.+                                        4,860           152,069
   C.R. Bard, Inc.                                      2,040           149,450
   Hospira, Inc.*                                       3,080           132,255
   Thermo Electron Corp.*+                              3,230           117,055
   Waters Corp.*+                                       2,040            90,576
   Millipore Corp.*+                                    1,046            65,888
   PerkinElmer, Inc.                                    2,500            52,250
   Bausch & Lomb, Inc.+                                 1,056            51,786
                                                                ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             4,037,713
                                                                ---------------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*+                                       23,280         1,518,554
   Gilead Sciences, Inc.*+                              8,980           531,257
   Biogen Idec, Inc.*                                   6,787           314,442
   Genzyme Corp.*+                                      5,137           313,614
   Medimmune, Inc.*+                                    4,910           133,061
   Applera Corp. - Applied
     Biosystems Group+                                  3,650           118,077
                                                                ---------------
   TOTAL BIOTECHNOLOGY                                                2,929,005
                                                                ---------------
TOTAL HEALTH CARE                                                    27,832,561
                                                                ---------------
INDUSTRIALS 8.6%
   INDUSTRIAL CONGLOMERATES 3.0%
   General Electric Co.                               205,270         6,765,699
   3M Co.+                                             14,875         1,201,454
   Tyco International Ltd.+                            40,200         1,105,500
   Textron, Inc.                                        2,570           236,903
                                                                ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     9,309,556
                                                                ---------------
   AEROSPACE & DEFENSE 1.8%
   Boeing Co.+                                         15,781         1,292,622
   United Technologies Corp.                           19,960         1,265,863
   Honeywell International, Inc.                       16,340           658,502
   General Dynamics Corp.                               7,968           521,585
   Lockheed Martin Corp.+                               6,980           500,745
   Northrop Grumman Corp.                               6,790           434,967
   Raytheon Co.                                         8,810           392,662
   Rockwell Collins, Inc.                               3,370           188,282
   L-3 Communications
     Holdings, Inc.                                     2,405           181,385
   Goodrich Corp.                                       2,445            98,509
                                                                ---------------
   TOTAL AEROSPACE & DEFENSE                                          5,535,122
                                                                ---------------
   MACHINERY 1.2%
   Caterpillar, Inc.+                                  13,218           984,477
   Illinois Tool Works, Inc.                            8,166           387,885
   Deere & Co.+                                         4,630           386,559
   Danaher Corp.+                                       4,660           299,731
   Ingersoll-Rand Co. -- Class A+                       6,487           277,514
   Paccar, Inc.                                         3,290           271,030
   Eaton Corp.                                          2,970           223,938
   Dover Corp.                                          4,015           198,461
   Parker Hannifin Corp.                                2,376           184,378
   ITT Industries, Inc.                                 3,652           180,774
   Cummins, Inc.+                                         907           110,881

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Pall Corp.                                           2,459   $        68,852
   Navistar International Corp.*                        1,220            30,024
                                                                ---------------
   TOTAL MACHINERY                                                    3,604,504
                                                                ---------------
   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service, Inc. --
     Class B+                                          21,410         1,762,685
   FedEx Corp.+                                         6,015           702,913
                                                                ---------------
   TOTAL AIR FREIGHT & COURIERS                                       2,465,598
                                                                ---------------
   ROAD & RAIL 0.6%
   Burlington Northern Santa Fe
     Corp.                                              7,200           570,600
   Union Pacific Corp.                                  5,313           493,897
   Norfolk Southern Corp.                               8,184           435,552
   CSX Corp.+                                           4,365           307,471
   Ryder System, Inc.                                   1,200            70,116
                                                                ---------------
   TOTAL ROAD & RAIL                                                  1,877,636
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Waste Management, Inc.+                             10,760           386,069
   Cendant Corp.                                       19,750           321,727
   Pitney Bowes, Inc.+                                  4,380           180,894
   Robert Half International, Inc.                      3,385           142,170
   RR Donnelley & Sons Co.                              4,262           136,171
   Avery Dennison Corp.                                 2,170           125,990
   Cintas Corp.                                         2,719           108,107
   Monster Worldwide, Inc.*                             2,530           107,930
   Equifax, Inc.                                        2,540            87,224
   Allied Waste Industries, Inc.*+                      4,770            54,187
                                                                ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,650,469
                                                                ---------------
   ELECTRICAL EQUIPMENT 0.4%
   Emerson Electric Co.                                 8,100           678,861
   Rockwell Automation, Inc.+                           3,504           252,323
   Cooper Industries Ltd. -- Class A                    1,820           169,114
   American Power Conversion
     Corp.+                                             3,350            65,292
                                                                ---------------
   TOTAL ELECTRICAL EQUIPMENT                                         1,165,590
                                                                ---------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.+                                         7,840           232,378
   American Standard Cos., Inc.+                        3,490           151,012
                                                                ---------------
   TOTAL BUILDING PRODUCTS                                              383,390
                                                                ---------------
   AIRLINES 0.1%
   Southwest Airlines Co.+                             13,940           228,198
                                                                ---------------
   TOTAL AIRLINES                                                       228,198
                                                                ---------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.+                                         1,725           160,304
                                                                ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                     160,304
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                  1,500           112,845
                                                                ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               112,845
                                                                ---------------
TOTAL INDUSTRIALS                                                    26,493,212
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 7.6%
   OIL & GAS 6.1%
   Exxon Mobil Corp.                                  119,440   $     7,327,644
   Chevron Corp.+                                      43,750         2,715,125
   ConocoPhillips                                      32,575         2,134,640
   Occidental Petroleum Corp.+                          8,450           866,547
   Valero Energy Corp.+                                12,150           808,218
   Marathon Oil Corp.+                                  7,150           595,595
   Devon Energy Corp.+                                  8,680           524,359
   Apache Corp.                                         6,518           444,853
   Anadarko Petroleum Corp.                             9,050           431,595
   EOG Resources, Inc.+                                 4,785           331,792
   XTO Energy, Inc.+                                    7,186           318,124
   Kerr-McGee Corp.                                     4,480           310,688
   Williams Cos., Inc.                                 11,745           274,363
   Hess Corp.                                           4,760           251,566
   Chesapeake Energy Corp.+                             8,130           245,933
   El Paso Corp.                                       13,730           205,950
   Kinder Morgan, Inc.                                  2,060           205,773
   Murphy Oil Corp.+                                    3,280           183,221
   Sunoco, Inc.                                         2,616           181,263
   Consol Energy, Inc.                                  3,610           168,659
                                                                ---------------
   TOTAL OIL & GAS                                                   18,525,908
                                                                ---------------
   ENERGY EQUIPMENT & SERVICES 1.5%
   Schlumberger Ltd.+                                  23,290         1,516,412
   Halliburton Co.                                     10,190           756,200
   Baker Hughes, Inc.+                                  6,730           550,850
   Transocean, Inc.*+                                   6,409           514,771
   Weatherford International Ltd.*+                     6,880           341,386
   BJ Services Co.+                                     6,340           236,228
   National-Oilwell Varco, Inc.*+                       3,450           218,454
   Nabors Industries Ltd.*+                             6,130           207,133
   Noble Corp.+                                         2,720           202,422
   Rowan Cos., Inc.+                                    2,175            77,408
                                                                ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  4,621,264
                                                                ---------------
TOTAL ENERGY                                                         23,147,172
                                                                ---------------
CONSUMER DISCRETIONARY 7.5%
   MEDIA 2.5%
   Time Warner, Inc.+                                  84,530         1,462,369
   Comcast Corp. -- Class A*+                          41,710         1,365,585
   The Walt Disney Co.+                                43,330         1,299,900
   News Corp. -- Class A+                              46,690           895,514
   Viacom, Inc. - Class B*+                            14,230           510,003
   CBS Corporation+                                    15,250           412,513
   McGraw-Hill Cos., Inc.                               7,060           354,624
   Clear Channel
     Communications, Inc.+                              9,930           307,334
   Omnicom Group, Inc.+                                 3,360           299,342
   Gannett Co., Inc.+                                   4,692           262,424
   Univision Communications,
     Inc. -- Class A*+                                  4,400           147,400
   Tribune Co.                                          4,320           140,098
   EW Scripps Co. -- Class A                            1,680            72,475

                                              See Notes to Financial Statements.


16 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Interpublic Group of Cos., Inc.*+                    8,607   $        71,868
   New York Times Co. -- Class A+                       2,860            70,184
   Meredith Corp.                                         830            41,118
   Dow Jones & Co., Inc.+                               1,170            40,962
                                                                ---------------
   TOTAL MEDIA                                                        7,753,713
                                                                ---------------
   SPECIALTY RETAIL 1.5%
   Home Depot, Inc.                                    40,800         1,460,232
   Lowe's Cos., Inc.                                   15,310           928,858
   Best Buy Co., Inc.+                                  7,950           435,978
   Staples, Inc.                                       14,370           349,479
   Office Depot, Inc.*                                  5,680           215,840
   TJX Cos., Inc.                                       9,020           206,197
   The Gap, Inc.+                                      10,860           188,964
   Bed Bath & Beyond, Inc.*                             5,570           184,757
   Limited Brands, Inc.+                                6,770           173,244
   Sherwin-Williams Co.                                 2,202           104,551
   AutoZone, Inc.*+                                     1,050            92,610
   Tiffany & Co.+                                       2,780            91,796
   Circuit City Stores, Inc.+                           2,970            80,843
   AutoNation, Inc.*                                    2,930            62,819
   OfficeMax, Inc.+                                     1,400            57,050
   RadioShack Corp.+                                    2,672            37,408
                                                                ---------------
   TOTAL SPECIALTY RETAIL                                             4,670,626
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                    24,590           826,224
   Starbucks Corp.*+                                   15,150           572,064
   Carnival Corp.+                                      8,570           357,712
   Yum! Brands, Inc.                                    5,370           269,950
   Harrah's Entertainment, Inc.+                        3,640           259,095
   Starwood Hotels & Resorts
     Worldwide, Inc.+                                   4,276           258,014
   International Game Technology,
     Inc.+                                              6,690           253,819
   Marriott International, Inc. --
     Class A+                                           6,448           245,798
   Hilton Hotels Corp.+                                 6,516           184,272
   Wendy's International, Inc.                          2,304           134,300
   Darden Restaurants, Inc.+                            2,550           100,470
                                                                ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                3,461,718
                                                                ---------------
   MULTILINE RETAIL 0.9%
   Target Corp.+                                       17,040           832,745
   Federated Department
     Stores, Inc.+                                     10,918           399,599
   Kohl's Corp.*                                        6,720           397,286
   J.C. Penney Holding Co., Inc.+                       4,635           312,909
   Sears Holdings Corp.*+                               1,910           295,744
   Nordstrom, Inc.                                      4,240           154,760
   Dollar General Corp.                                 6,150            85,977
   Family Dollar Stores, Inc.+                          3,060            74,756
   Dillard's, Inc. -- Class A+                          1,220            38,857
   Big Lots, Inc.*+                                     2,250            38,430
                                                                ---------------
   TOTAL MULTILINE RETAIL                                             2,631,063
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.5%
   Fortune Brands, Inc.                                 2,890   $       205,219
   Newell Rubbermaid, Inc.+                             5,460           141,032
   D.R. Horton, Inc.+                                   5,369           127,890
   Whirlpool Corp.+                                     1,532           126,620
   Black & Decker Corp.+                                1,490           125,845
   Lennar Corp. -- Class A+                             2,750           122,018
   Pulte Homes, Inc.+                                   4,198           120,860
   Centex Corp.+                                        2,400           120,720
   Harman International
     Industries, Inc.+                                  1,320           112,688
   Leggett & Platt, Inc.                                3,592            89,728
   KB Home+                                             1,480            67,858
   Stanley Works+                                       1,390            65,636
   Snap-On, Inc.                                        1,150            46,483
                                                                ---------------
   TOTAL HOUSEHOLD DURABLES                                           1,472,597
                                                                ---------------
   AUTOMOBILES 0.3%
   General Motors Corp.                                11,160           332,457
   Harley-Davidson, Inc.+                               5,300           290,917
   Ford Motor Co.+                                     37,025           256,583
                                                                ---------------
   TOTAL AUTOMOBILES                                                    879,957
                                                                ---------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B+                               3,720           301,320
   Coach, Inc.*+                                        7,600           227,240
   VF Corp.+                                            1,730           117,501
   Liz Claiborne, Inc.+                                 2,060            76,344
   Jones Apparel Group, Inc.                            2,220            70,574
                                                                ---------------
   TOTAL TEXTILES & APPAREL                                             792,979
                                                                ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Eastman Kodak Co.+                                   5,670           134,833
   Mattel, Inc.                                         7,690           126,962
   Brunswick Corp.+                                     1,870            62,177
   Hasbro, Inc.                                         3,400            61,574
                                                                ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   385,546
                                                                ---------------
   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.+                              3,850           316,547
   Goodyear Tire & Rubber Co.*+                         3,495            38,795
   Cooper Tire & Rubber Co.+                            1,210            13,479
                                                                ---------------
   TOTAL AUTO COMPONENTS                                                368,821
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   H&R Block, Inc.+                                     6,483           154,684
   Apollo Group, Inc. -- Class A*+                      2,760           142,609
                                                                ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 297,293
                                                                ---------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*+                                   6,104           236,103
                                                                ---------------
   TOTAL INTERNET & CATALOG RETAIL                                      236,103
                                                                ---------------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                    3,405           141,852
                                                                ---------------
   TOTAL DISTRIBUTORS                                                   141,852
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                         23,092,268
                                                                ---------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 7.1%
   FOOD & DRUG RETAILING 1.8%
   Wal-Mart Stores, Inc.+                              49,345   $     2,376,949
   Walgreen Co.                                        19,941           894,154
   Costco Wholesale Corp.+                              9,300           531,309
   CVS Corp.+                                          16,155           495,958
   Sysco Corp.+                                        12,210           373,138
   Kroger Co.+                                         14,280           312,161
   Safeway, Inc.+                                       8,890           231,140
   Whole Foods Market, Inc.                             2,760           178,406
   Supervalu, Inc.+                                     4,044           124,151
                                                                ---------------
   TOTAL FOOD & DRUG RETAILING                                        5,517,366
                                                                ---------------
   HOUSEHOLD PRODUCTS 1.6%
   Procter & Gamble Co.                                64,770         3,601,212
   Colgate-Palmolive Co.+                              10,162           608,704
   Kimberly-Clark Corp.+                                9,081           560,298
   Clorox Co.+                                          2,980           181,690
                                                                ---------------
   TOTAL HOUSEHOLD PRODUCTS                                           4,951,904
                                                                ---------------
   BEVERAGES 1.6%
   PepsiCo, Inc.                                       32,620         1,958,505
   Coca-Cola Co.                                       40,460         1,740,589
   Anheuser-Busch Cos., Inc.                           15,260           695,703
   Coca-Cola Enterprises, Inc.                          5,991           122,037
   Brown-Forman Corp. -- Class B                        1,640           117,178
   Constellation Brands, Inc. --
     Class A*+                                          3,931            98,275
   Pepsi Bottling Group, Inc.+                          2,650            85,198
   Molson Coors Brewing Co. --
     Class B+                                           1,140            77,383
                                                                ---------------
   TOTAL BEVERAGES                                                    4,894,868
                                                                ---------------
   TOBACCO 1.1%
   Altria Group, Inc.                                  41,220         3,026,785
   Reynolds American, Inc.+                             1,691           194,972
   UST, Inc.+                                           3,180           143,704
                                                                ---------------
   TOTAL TOBACCO                                                      3,365,461
                                                                ---------------
   FOOD PRODUCTS 0.9%
   Archer-Daniels-Midland Co.                          12,916           533,172
   General Mills, Inc.+                                 7,030           363,170
   H.J. Heinz Co.+                                      6,610           272,464
   Sara Lee Corp.                                      15,010           240,460
   Kellogg Co.                                          4,810           232,948
   ConAgra Foods, Inc.+                                10,253           226,694
   WM Wrigley Jr Co.+                                   4,382           198,768
   Hershey Co.+                                         3,510           193,296
   Campbell Soup Co.                                    3,646           135,303
   Dean Foods Co.*+                                     2,680            99,669
   McCormick & Co., Inc.                                2,610            87,566
   Tyson Foods, Inc. -- Class A                         4,970            73,854
                                                                ---------------
   TOTAL FOOD PRODUCTS                                                2,657,364
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.                                  8,886   $       275,466
   Estee Lauder Cos., Inc. --
     Class A+                                           2,354            91,029
   Alberto-Culver Co. -- Class B                        1,500            73,080
                                                                ---------------
   TOTAL PERSONAL PRODUCTS                                              439,575
                                                                ---------------
TOTAL CONSUMER STAPLES                                               21,826,538
                                                                ---------------
UTILITIES 2.5%
   ELECTRIC UTILITIES 1.3%
   Exelon Corp.+                                       13,190           749,588
   TXU Corp.                                            9,120           545,285
   Southern Co.+                                       14,640           469,212
   FirstEnergy Corp.                                    6,505           352,636
   FPL Group, Inc.+                                     7,980           330,212
   Entergy Corp.+                                       4,100           290,075
   American Electric Power Co., Inc.                    7,777           266,362
   Edison International                                 6,428           250,692
   PPL Corp.+                                           7,507           242,476
   Progress Energy, Inc.+                               4,985           213,707
   Allegheny Energy, Inc.*+                             3,220           119,365
   Pinnacle West Capital Corp.+                         1,950            77,825
                                                                ---------------
   TOTAL ELECTRIC UTILITIES                                           3,907,435
                                                                ---------------
   MULTI-UTILITIES 1.2%
   Duke Energy Corp.                                   24,376           715,923
   Dominion Resources, Inc./VA+                         6,859           512,985
   Public Service Enterprise
     Group, Inc.                                        4,963           328,154
   PG&E Corp.                                           6,854           269,225
   AES Corp.*+                                         12,990           239,665
   Sempra Energy                                        5,110           232,403
   Consolidated Edison, Inc.+                           4,851           215,578
   Ameren Corp.+                                        4,050           204,525
   Constellation Energy Group,
     Inc.                                               3,530           192,456
   Xcel Energy, Inc.+                                   7,995           153,344
   DTE Energy Co.+                                      3,512           143,079
   KeySpan Corp.                                        3,450           139,380
   NiSource, Inc.                                       5,380           117,499
   CenterPoint Energy, Inc.+                            6,145            76,813
   TECO Energy, Inc.                                    4,120            61,553
   CMS Energy Corp.*                                    4,371            56,561
   Dynegy, Inc. -- Class A*                             7,290            39,876
                                                                ---------------
   TOTAL MULTI-UTILITIES                                              3,699,019
                                                                ---------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                           870            36,105
   Peoples Energy Corp.+                                  755            27,112
                                                                ---------------
   TOTAL GAS UTILITIES                                                   63,217
                                                                ---------------
TOTAL UTILITIES                                                       7,669,671
                                                                ---------------

                                              See Notes to Financial Statements.


18 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
   AT&T, Inc.+                                         76,753   $     2,140,641
   Verizon Communications, Inc.+                       57,591         1,928,723
   BellSouth Corp.+                                    35,710         1,292,702
   Qwest Communications
     International, Inc.*+                             30,900           249,981
   Embarq Corp.*+                                       2,938           120,429
   CenturyTel, Inc.+                                    2,290            85,073
   Citizens Communications Co.+                         6,410            83,650
                                                                ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                         5,901,199
                                                                ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Sprint Nextel Corp.+                                58,807         1,175,552
   Alltel Corp.+                                        7,677           490,023
                                                                ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          1,665,575
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                      7,566,774
                                                                ---------------
MATERIALS 2.3%
   CHEMICALS 1.1%
   E.I. du Pont de Nemours
     and Co.+                                          18,190           756,704
   Dow Chemical Co.+                                   18,980           740,789
   Monsanto Co.                                         5,344           449,911
   Praxair, Inc.+                                       6,366           343,764
   Air Products & Chemicals, Inc.+                      4,430           283,166
   PPG Industries, Inc.                                 3,273           216,018
   Ecolab, Inc.+                                        3,586           145,520
   Rohm & Haas Co.                                      2,870           143,844
   Sigma-Aldrich Corp.+                                 1,318            95,740
   Ashland, Inc.+                                       1,400            93,380
   Eastman Chemical Co.                                 1,611            86,994
   International Flavors & Fragrances,
     Inc.                                               1,550            54,622
   Hercules, Inc.*+                                     2,237            34,137
                                                                ---------------
   TOTAL CHEMICALS                                                    3,444,589
                                                                ---------------
   METALS & MINING 0.7%
   Alcoa, Inc.+                                        17,184           556,074
   Newmont Mining Corp.+                                8,860           468,960
   Nucor Corp.+                                         6,150           333,638
   Phelps Dodge Corp.+                                  4,020           330,283
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B+                             3,720           206,125
   United States Steel Corp.+                           2,470           173,196
   Allegheny Technologies, Inc.+                        1,720           119,093
                                                                ---------------
   TOTAL METALS & MINING                                              2,187,369
                                                                ---------------
   PAPER & FOREST PRODUCTS 0.3%
   International Paper Co.+                             9,725           314,118
   Weyerhaeuser Co.+                                    4,860           302,535
   MeadWestvaco Corp.+                                  3,570            99,710
   Louisiana-Pacific Corp.                              2,100            45,990
                                                                ---------------
   TOTAL PAPER & FOREST PRODUCTS                                        762,353
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                  2,180   $        93,457
   Sealed Air Corp.                                     1,610            83,849
   Ball Corp.+                                          2,070            76,673
   Pactiv Corp.*                                        2,790            69,052
   Bemis Co.                                            2,070            63,383
                                                                ---------------
   TOTAL CONTAINERS & PACKAGING                                         386,414
                                                                ---------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                 1,975           154,050
                                                                ---------------
   TOTAL CONSTRUCTION MATERIALS                                         154,050
                                                                ---------------
TOTAL MATERIALS                                                       6,934,775
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $162,691,081)                                              226,907,644
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                              ---------------
REPURCHASE AGREEMENTS 14.5%
Repurchase Agreement (Note 6)
   4.45% due 07/03/06++                       $     5,157,654         5,157,654
   4.44% due 07/03/06                              39,088,860        39,088,860
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $44,246,514)                                                44,246,514
                                                                ---------------
SECURITIES LENDING COLLATERAL 13.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank. (Note 9)                             41,385,061        41,385,061
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $41,385,061)                                                41,385,061
                                                                ---------------
TOTAL INVESTMENTS 102.1%
   (Cost $248,322,656)                                          $   312,539,219
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (2.1)%                                        $    (6,365,375)
                                                                ===============
NET ASSETS - 100.0%                                             $   306,173,844

--------------------------------------------------------------------------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $98,668,725)                            1,542   $       934,168
                                                                ===============

                                                        UNITS
                                                        -----
EQUITY INDEX SWAP AGREEMENTS
September 2006 S&P 500 Index
   Swap, Maturing 09/26/06**
   (Notional Market Value
   $242,223,168)                                      190,697   $     4,598,644
September 2006 S&P 500 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $43,502,838)                                        34,249           920,211
                                                                ---------------
(TOTAL NOTIONAL MARKET
   VALUE $285,726,006)                                          $     5,518,855
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

      REIT  -- REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


20 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 58.9%
Federal Home Loan Bank*
   4.82% due 07/14/06                         $    50,000,000   $    49,926,437
   4.95% due 08/23/06                              50,000,000        49,649,375
   4.76% due 07/05/06                              25,000,000        24,993,389
Freddie Mac*
   4.83% due 07/18/06                              50,000,000        49,899,375
   4.96% due 08/22/06                              50,000,000        49,655,903
   4.93% due 08/21/06                              25,000,000        24,832,243
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $248,956,722)                                              248,956,722
                                                                ---------------

                                                    CONTRACTS
                                              ---------------
OPTIONS PURCHASED 0.0%
Call Options on:
July 2006 S&P 500 Index
   Futures Contracts
   Expiring July 2006 with
   strike price of 1650                                   500                --
                                                                ---------------
TOTAL OPTIONS PURCHASED
   (Cost $8,250)                                                             --
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                              ---------------
REPURCHASE AGREEMENTS 47.6%
Repurchase Agreement (Note 6)
   4.55% due 07/03/06+                        $    46,908,536        46,908,536
   4.45% due 07/03/06+                             50,246,528        50,246,528
   4.44% due 07/03/06                             103,923,519       103,923,519
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $201,078,583)                                              201,078,583
                                                                ---------------
TOTAL INVESTMENTS 106.5%
   (Cost $450,043,555)                                          $   450,035,305
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.5)%                                        $   (27,346,981)
                                                                ===============
NET ASSETS - 100.0%                                             $   422,688,324

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $127,655,063)                           1,995   $    (2,074,032)
                                                                ===============

                                                        UNITS
                                              ---------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
September 2006 S&P 500 Index
   Swap, Maturing 9/26/06**
   (Notional Market Value
   $393,671,812)                                      309,929   $    (7,455,504)
September 2006 S&P 500 Index
   Swap, Maturing 9/11/2006**
   (Notional Market Value
   $327,150,115)                                      257,558       (10,966,775)
                                                                ---------------
(TOTAL NOTIONAL MARKET
   VALUE $720,821,927)                                          $   (18,422,279)
                                                                ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 73.5%

INFORMATION TECHNOLOGY 44.7%
   SOFTWARE 11.7%
   Microsoft Corp.                                  1,071,160   $    24,958,028
   Oracle Corp.*                                      677,603         9,818,467
   Adobe Systems, Inc.*+                              179,020         5,435,047
   Symantec Corp.*+                                   331,734         5,155,146
   Intuit, Inc.*                                       66,716         4,028,979
   Electronic Arts, Inc.*+                             93,442         4,021,744
   Citrix Systems, Inc.*                               66,028         2,650,364
   Autodesk, Inc.*                                     73,657         2,538,220
   Cadence Design Systems, Inc.*+                      89,070         1,527,551
   BEA Systems, Inc.*                                 110,190         1,442,387
   Check Point Software
     Technologies Ltd.*+                               73,632         1,294,451
   Red Hat, Inc.*+                                     55,172         1,291,025
   Activision, Inc.*                                   74,310           845,648
                                                                ---------------
   TOTAL SOFTWARE                                                    65,007,057
                                                                ---------------
   COMMUNICATIONS EQUIPMENT 8.7%
   Qualcomm, Inc.                                     616,616        24,707,803
   Cisco Systems, Inc.*+                              665,410        12,995,457
   Research In Motion, Ltd.*+                          56,271         3,926,028
   Juniper Networks, Inc.*+                           113,170         1,809,588
   JDS Uniphase Corp.*+                               590,422         1,493,768
   Comverse Technology, Inc.*                          63,533         1,256,048
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                               33,530         1,107,831
   Tellabs, Inc.*+                                     77,920         1,037,115
                                                                ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    48,333,638
                                                                ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 8.6%
   Intel Corp.                                        621,217        11,772,062
   Maxim Integrated Products,
     Inc.+                                            136,304         4,376,721
   Linear Technology Corp.+                           122,130         4,090,134
   Applied Materials, Inc.                            246,740         4,016,927
   Broadcom Corp. -- Class A*+                        130,487         3,921,134
   Marvell Technology Group Ltd.*                      85,073         3,771,286
   Xilinx, Inc.+                                      138,934         3,146,855
   KLA-Tencor Corp.+                                   73,108         3,039,100
   Altera Corp.*+                                     154,080         2,704,104
   Nvidia Corp.*                                      105,614         2,248,522
   Lam Research Corp.*                                 44,311         2,065,779
   Microchip Technology, Inc.+                         54,379         1,824,416
   ATI Technologies, Inc.*+                            75,017         1,095,248
                                                                ---------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                         48,072,288
                                                                ---------------
   INTERNET SOFTWARE & SERVICES 6.5%
   Google, Inc. -- Class A*+                           39,891        16,727,493
   eBay, Inc.*+                                       320,092         9,375,495
   Yahoo!, Inc.*+                                     205,524         6,782,292
   Akamai Technologies, Inc.*+                         45,170         1,634,702
   VeriSign, Inc.*+                                    69,862         1,618,702
                                                                ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                36,138,684
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 6.5%
   Apple Computer, Inc.*                              361,934   $    20,673,670
   Dell, Inc.*                                        256,511         6,261,433
   Network Appliance, Inc.*+                          119,370         4,213,761
   SanDisk Corp.*+                                     54,666         2,786,873
   Sun Microsystems, Inc.*                            462,200         1,918,130
                                                                ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     35,853,867
                                                                ---------------
   IT CONSULTING & SERVICES 2.1%
   Paychex, Inc.+                                     109,916         4,284,526
   Fiserv, Inc.*                                       67,050         3,041,388
   Cognizant Technology
     Solutions Corp. -- Class A*+                      41,179         2,774,229
   CheckFree Corp.*+                                   26,582         1,317,404
                                                                ---------------
   TOTAL IT CONSULTING & SERVICES                                    11,417,547
                                                                ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
   Flextronics International Ltd.*+                   188,876         2,005,863
   CDW Corp.+                                          25,190         1,376,634
                                                                ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           3,382,497
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                        248,205,578
                                                                ---------------
CONSUMER DISCRETIONARY 12.2%
   MEDIA 3.8%
   Comcast Corp. -- Class A*+                         290,059         9,496,532
   NTL, Inc.+                                          96,053         2,391,720
   Sirius Satellite Radio, Inc.*+                     463,890         2,203,477
   EchoStar Communications
     Corp.*+                                           64,880         1,998,953
   Liberty Global, Inc. -- Class A*                    71,688         1,541,292
   Lamar Advertising Co. --
     Class A*+                                         25,630         1,380,432
   XM Satellite Radio Holdings,
     Inc.*+                                            80,170         1,174,490
   Discovery Holding Co. --
     Class A*                                          71,630         1,047,947
                                                                ---------------
   TOTAL MEDIA                                                       21,234,843
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 2.7%
   Starbucks Corp.*+                                  325,394        12,286,877
   Wynn Resorts Ltd.*+                                 33,449         2,451,812
                                                                ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               14,738,689
                                                                ---------------
   SPECIALTY RETAIL 1.9%
   Bed Bath & Beyond, Inc.*+                          115,532         3,832,196
   Staples, Inc.                                      149,219         3,629,006
   Ross Stores, Inc.+                                  43,110         1,209,235
   Petsmart, Inc.+                                     42,043         1,076,301
   Urban Outfitters, Inc.*+                            52,646           920,779
                                                                ---------------
   TOTAL SPECIALTY RETAIL                                            10,667,517
                                                                ---------------
   MULTILINE RETAIL 1.4%
   Sears Holdings Corp.*+                              49,930         7,731,161
                                                                ---------------
   TOTAL MULTILINE RETAIL                                             7,731,161
                                                                ---------------

                                              See Notes to Financial Statements.


22 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   INTERNET & CATALOG RETAIL 1.3%
   Amazon.com, Inc.*+                                  84,029   $     3,250,242
   IAC/InterActiveCorp*+                              101,180         2,680,258
   Expedia, Inc.*+                                    105,452         1,578,616
                                                                ---------------
   TOTAL INTERNET & CATALOG RETAIL                                    7,509,116
                                                                ---------------
   HOUSEHOLD DURABLES 0.6%
   Garmin Ltd.+                                        30,681         3,235,005
                                                                ---------------
   TOTAL HOUSEHOLD DURABLES                                           3,235,005
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Apollo Group, Inc. -- Class A*+                     53,291         2,753,546
                                                                ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               2,753,546
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                         67,869,877
                                                                ---------------
HEALTH CARE 10.5%
   BIOTECHNOLOGY 7.1%
   Amgen, Inc.*+                                      167,690        10,938,419
   Gilead Sciences, Inc.*+                            136,710         8,087,764
   Genzyme Corp.*                                      99,413         6,069,164
   Biogen Idec, Inc.*                                 113,891         5,276,570
   Celgene Corp.*+                                    105,099         4,984,845
   Medimmune, Inc.*+                                   80,597         2,184,179
   Amylin Pharmaceuticals, Inc.*+                      36,320         1,793,118
                                                                ---------------
   TOTAL BIOTECHNOLOGY                                               39,334,059
                                                                ---------------
   PHARMACEUTICALS 1.4%
   Teva Pharmaceutical Industries
     Ltd. -- SP ADR+                                  191,837         6,060,131
   Sepracor, Inc.*+                                    32,208         1,840,365
                                                                ---------------
   TOTAL PHARMACEUTICALS                                              7,900,496
                                                                ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Biomet, Inc.+                                      101,090         3,163,106
   DENTSPLY International, Inc.                        23,066         1,397,800
   Intuitive Surgical, Inc.*+                          11,126         1,312,534
                                                                ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             5,873,440
                                                                ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.0%
   Express Scripts, Inc.*                              40,016         2,870,748
   Patterson Cos., Inc.*+                              40,570         1,417,110
   Lincare Holdings, Inc.*                             28,086         1,062,774
                                                                ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             5,350,632
                                                                ---------------
TOTAL HEALTH CARE                                                    58,458,627
                                                                ---------------
INDUSTRIALS 3.6%
   MACHINERY 1.2%
   Paccar, Inc.+                                       57,006         4,696,154
   Joy Global, Inc.+                                   37,012         1,927,955
                                                                ---------------
   TOTAL MACHINERY                                                    6,624,109
                                                                ---------------
   AIR FREIGHT & COURIERS 1.1%
   Expeditors International
     Washington, Inc.                                  63,924         3,580,383
   CH Robinson Worldwide, Inc.+                        51,193         2,728,587
                                                                ---------------
   TOTAL AIR FREIGHT & COURIERS                                       6,308,970
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Cintas Corp.+                                       61,522   $     2,446,115
   Monster Worldwide, Inc.*+                           40,030         1,707,680
                                                                ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               4,153,795
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                       44,062         1,775,258
                                                                ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                             1,775,258
                                                                ---------------
   ELECTRICAL EQUIPMENT 0.2%
   American Power Conversion
     Corp.+                                            59,120         1,152,249
                                                                ---------------
   TOTAL ELECTRICAL EQUIPMENT                                         1,152,249
                                                                ---------------
TOTAL INDUSTRIALS                                                    20,014,381
                                                                ---------------
CONSUMER STAPLES 1.3%
   FOOD & DRUG RETAILING 1.3%
   Costco Wholesale Corp.+                             75,730         4,326,455
   Whole Foods Market, Inc.+                           41,879         2,707,058
                                                                ---------------
   TOTAL FOOD & DRUG RETAILING                                        7,033,513
                                                                ---------------
TOTAL CONSUMER STAPLES                                                7,033,513
                                                                ---------------
TELECOMMUNICATION SERVICES 0.7%
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   NII Holdings, Inc. -- Class B*+                     45,200         2,548,376
   Millicom International
     Cellular SA*+                                     29,550         1,342,456
                                                                ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          3,890,832
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                      3,890,832
                                                                ---------------
ENERGY 0.3%
   ENERGY EQUIPMENT & SERVICES 0.3%
   Patterson-UTI Energy, Inc.+                         52,802         1,494,825
                                                                ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,494,825
                                                                ---------------
TOTAL ENERGY                                                          1,494,825
                                                                ---------------
MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                19,581         1,422,364
                                                                ---------------
   TOTAL CHEMICALS                                                    1,422,364
                                                                ---------------
TOTAL MATERIALS                                                       1,422,364
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $288,311,766)                                              408,389,997
                                                                ---------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 5.9%
Repurchase Agreement (Note 6)
   4.45% due 07/03/06++                       $     4,227,260   $     4,227,260
   4.44% due 07/03/06                              28,584,934        28,584,934
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $32,812,194)                                                32,812,194
                                                                ---------------
SECURITIES LENDING COLLATERAL 20.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 9)                             114,943,835       114,943,835
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $114,943,835)                                              114,943,835
                                                                ---------------
TOTAL INVESTMENTS 100.1%
   (Cost $436,067,795)                                          $   556,146,026
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.1)%                                        $      (556,196)
                                                                ===============
NET ASSETS - 100.0%                                             $   555,589,830

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $255,239,425)                           8,005   $     1,957,010
                                                                ===============

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/26/06**
   (Notional Market Value
   $406,587,739)                                      258,113   $     8,349,073
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $36,673,146)                                        23,281           726,225
                                                                ---------------
(TOTAL NOTIONAL MARKET
   VALUE $443,260,885)                                          $     9,075,298
                                                                ===============


 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


24 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 39.8%
Federal Home Loan Bank*
   4.76% due 07/05/06                         $    50,000,000   $    49,986,792
Freddie Mac*
   4.76% due 07/18/06                              50,000,000        49,900,833
   4.97% due 10/10/06                              25,000,000        24,658,313
   5.01% due 10/17/06                              25,000,000        24,631,208
   5.03% due 11/21/06                              25,000,000        24,507,479
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $173,684,625)                                              173,684,625
                                                                ---------------

                                                    CONTRACTS
                                              ---------------
OPTIONS PURCHASED 0.0%
Call Options on:
July 2006 Nasdaq 100 Index
   Futures Contracts
   Expiring July 2006 with
   strike price of 2500                                 1,000                --
                                                                ---------------
TOTAL OPTIONS PURCHASED
   (Cost $14,000)                                                            --
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                              ---------------
REPURCHASE AGREEMENTS 71.9%
Repurchase Agreement (Note 6)
   4.55% due 07/03/06+                        $    60,597,689        60,597,689
   4.45% due 07/03/06+                             67,985,096        67,985,096
   4.44% due 07/03/06                             184,756,133       184,756,133
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $313,338,918)                                              313,338,918
                                                                ---------------
TOTAL INVESTMENTS 111.7%
   (Cost $487,037,543)                                          $   487,023,543
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.7)%                                       $   (51,109,007)
                                                                ===============
NET ASSETS - 100.0%                                             $   435,914,536

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $21,203,525)                              665   $       (48,942)
                                                                ===============

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/26/2006**
   (Notional Market Value
   $443,687,339)                                      281,665   $   (10,877,350)
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $411,628,695)                                      261,313       (12,766,639)
                                                                ---------------
(TOTAL NOTIONAL MARKET
   VALUE $855,316,034)                                          $   (23,643,989)
                                                                ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC DOW MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 59.7%

INDUSTRIALS 16.0%
   AEROSPACE & DEFENSE 7.9%
   Boeing Co.+                                         26,100   $     2,137,851
   United Technologies Corp.                           26,096         1,655,008
   Honeywell International, Inc.                       26,100         1,051,830
                                                                ---------------
   TOTAL AEROSPACE & DEFENSE                                          4,844,689
                                                                ---------------
   INDUSTRIAL CONGLOMERATES 4.9%
   3M Co.+                                             26,100         2,108,097
   General Electric Co.                                26,100           860,256
                                                                ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     2,968,353
                                                                ---------------
   MACHINERY 3.2%
   Caterpillar, Inc.+                                  26,100         1,943,928
                                                                ---------------
   TOTAL MACHINERY                                                    1,943,928
                                                                ---------------
TOTAL INDUSTRIALS                                                     9,756,970
                                                                ---------------
CONSUMER STAPLES 9.5%
   TOBACCO 3.2%
   Altria Group, Inc.+                                 26,100         1,916,523
                                                                ---------------
   TOTAL TOBACCO                                                      1,916,523
                                                                ---------------
   HOUSEHOLD PRODUCTS 2.4%
   Procter & Gamble Co.                                26,100         1,451,160
                                                                ---------------
   TOTAL HOUSEHOLD PRODUCTS                                           1,451,160
                                                                ---------------
   FOOD & DRUG RETAILING 2.1%
   Wal-Mart Stores, Inc.+                              26,100         1,257,237
                                                                ---------------
   TOTAL FOOD & DRUG RETAILING                                        1,257,237
                                                                ---------------
   BEVERAGES 1.8%
   Coca-Cola Co.                                       26,100         1,122,822
                                                                ---------------
   TOTAL BEVERAGES                                                    1,122,822
                                                                ---------------
TOTAL CONSUMER STAPLES                                                5,747,742
                                                                ---------------
FINANCIALS 8.7%
   DIVERSIFIED FINANCIALS 3.9%
   Citigroup, Inc.                                     26,100         1,259,064
   J.P. Morgan Chase & Co.+                            26,093         1,095,906
                                                                ---------------
   TOTAL DIVERSIFIED FINANCIALS                                       2,354,970
                                                                ---------------
   INSURANCE 2.5%
   American International
     Group, Inc.                                       26,100         1,541,205
                                                                ---------------
   TOTAL INSURANCE                                                    1,541,205
                                                                ---------------
   CONSUMER FINANCE 2.3%
   American Express Co.+                               26,100         1,389,042
                                                                ---------------
   TOTAL CONSUMER FINANCE                                             1,389,042
                                                                ---------------
TOTAL FINANCIALS                                                      5,285,217
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 6.5%
   COMPUTERS & PERIPHERALS 4.7%
   International Business Machines
     Corp.                                             26,100   $     2,005,002
   Hewlett-Packard Co.+                                26,100           826,848
                                                                ---------------
   TOTAL COMPUTERS & PERIPHERALS                                      2,831,850
                                                                ---------------
   SOFTWARE 1.0%
   Microsoft Corp.                                     26,100           608,130
                                                                ---------------
   TOTAL SOFTWARE                                                       608,130
                                                                ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.8%
   Intel Corp.+                                        26,100           494,595
                                                                ---------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                          494,595
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          3,934,575
                                                                ---------------
CONSUMER DISCRETIONARY 5.5%
   SPECIALTY RETAIL 1.5%
   Home Depot, Inc.+                                   26,100           934,119
                                                                ---------------
   TOTAL SPECIALTY RETAIL                                               934,119
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 1.4%
   McDonald's Corp.                                    26,100           876,960
                                                                ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  876,960
                                                                ---------------
   MEDIA 1.3%
   The Walt Disney Co.+                                26,100           783,000
                                                                ---------------
   TOTAL MEDIA                                                          783,000
                                                                ---------------
   AUTOMOBILES 1.3%
   General Motors Corp.+                               26,100           777,519
                                                                ---------------
   TOTAL AUTOMOBILES                                                    777,519
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          3,371,598
                                                                ---------------
HEALTH CARE 5.1%
   PHARMACEUTICALS 5.1%
   Johnson & Johnson, Inc.                             26,100         1,563,912
   Merck & Co., Inc.                                   26,100           950,823
   Pfizer, Inc.                                        26,100           612,567
                                                                ---------------
   TOTAL PHARMACEUTICALS                                              3,127,302
                                                                ---------------
TOTAL HEALTH CARE                                                     3,127,302
                                                                ---------------
MATERIALS 3.2%
   CHEMICALS 1.8%
   E.I. du Pont de Nemours
     and Co.+                                          26,100         1,085,760
                                                                ---------------
   TOTAL CHEMICALS                                                    1,085,760
                                                                ---------------
   METALS & MINING 1.4%
   Alcoa, Inc.+                                        26,099           844,564
                                                                ---------------
   TOTAL METALS & MINING                                                844,564
                                                                ---------------
TOTAL MATERIALS                                                       1,930,324
                                                                ---------------

                                              See Notes to Financial Statements.


26 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC DOW MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
   Verizon Communications, Inc.+                       26,096   $       873,955
   AT&T, Inc.+                                         26,100           727,929
                                                                ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                         1,601,884
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                      1,601,884
                                                                ---------------
ENERGY 2.6%
   OIL & GAS 2.6%
   Exxon Mobil Corp.+                                  26,100         1,601,235
                                                                ---------------
   TOTAL OIL & GAS                                                    1,601,235
                                                                ---------------
TOTAL ENERGY                                                          1,601,235
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $33,513,667)                                                36,356,847
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
REPURCHASE AGREEMENTS 39.8%
Repurchase Agreement (Note 6)
   4.45% due 07/03/06++                       $     6,847,219         6,847,219
   4.44% due 07/03/06                              17,410,066        17,410,066
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $24,257,285)                                                24,257,285
                                                                ---------------
SECURITIES LENDING COLLATERAL 12.4%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 9)                               7,562,478         7,562,478
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,562,478)                                                  7,562,478
                                                                ---------------

TOTAL INVESTMENTS 111.9%
   (Cost $65,333,430)                                           $    68,176,610
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.9)%                                       $    (7,275,387)
                                                                ===============
NET ASSETS - 100.0%                                             $    60,901,223

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2006 Dow Jones
   Industrial Average Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $39,090,840)                              696   $       598,335
                                                                ===============

                                                        UNITS
                                                  -----------
EQUITY INDEX SWAP AGREEMENT
September 2006 Dow Jones
   Industrial Average Index
   Swap, Maturing 09/11/06*
   (Notional Market Value
   $46,771,888)                                         4,195   $     1,015,729
                                                                ===============

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC DOW MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 129.3%
Repurchase Agreement (Note 6)
   4.45% due 07/03/06+                        $    14,841,904   $    14,841,904
   4.44% due 07/03/06                              45,787,021        45,787,021
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $60,628,925)                                                60,628,925
                                                                ---------------
TOTAL INVESTMENTS 129.3%
   (Cost $60,628,925)                                           $    60,628,925
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (29.3)%                                       $   (13,740,676)
                                                                ===============
NET ASSETS - 100.0%                                             $    46,888,249

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2006 Dow Jones
   Industrial Average Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $26,172,890)                              466   $      (133,836)
                                                                ===============

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
September 2006 Dow Jones
   Industrial Average Index
   Swap, Maturing 9/11/06*
   (Notional Market Value
   $67,902,376)                                         6,090   $    (2,327,342)
                                                                ===============

* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


28 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 37.9%
FINANCIALS 8.4%
   REAL ESTATE 2.8%
   Alexandria Real Estate
     Equities, Inc.                                       452   $        40,083
   Highwoods Properties, Inc.                             930            33,647
   LaSalle Hotel Properties                               690            31,947
   Post Properties, Inc.                                  680            30,831
   American Home Mortgage
     Investment Corp.                                     780            28,751
   BioMed Realty Trust, Inc.                              960            28,742
   Nationwide Health Properties, Inc.                   1,260            28,362
   KKR Financial Corp.                                  1,330            27,677
   Pennsylvania Real Estate
     Investment Trust                                     680            27,452
   Washington Real Estate
     Investment Trust                                     740            27,158
   Potlatch Corp.                                         700            26,425
   Corporate Office Properties
     Trust SBI/MD                                         620            26,090
   Maguire Properties, Inc.                               620            21,805
   FelCor Lodging Trust, Inc.                           1,000            21,740
   Mid-America Apartment
     Communities, Inc.                                    380            21,185
   Trammell Crow Co.*                                     580            20,399
   Strategic Hotel Capital, Inc.                          980            20,325
   National Retail Properties, Inc.                     1,000            19,950
   Entertainment Properties Trust                         460            19,803
   Colonial Properties Trust                              400            19,760
   Sunstone Hotel Investors, Inc.                         670            19,470
   Senior Housing Properties Trust                      1,080            19,343
   Jones Lang LaSalle, Inc.                               220            19,261
   PS Business Parks, Inc.                                320            18,880
   Home Properties, Inc.                                  340            18,873
   Taubman Centers, Inc.                                  460            18,814
   Tanger Factory Outlet
     Centers, Inc.                                        580            18,775
   Eastgroup Properties, Inc.                             400            18,672
   Highland Hospitality Corp.                           1,300            18,304
   Heritage Property Investment
     Trust                                                506            17,669
   Equity Inns, Inc.                                    1,060            17,554
   Impac Mortgage Holdings, Inc.                        1,570            17,553
   Sovran Self Storage, Inc.                              340            17,269
   Equity Lifestyle Properties, Inc.                      390            17,094
   Spirit Finance Corp.                                 1,510            17,003
   DiamondRock Hospitality Co.                          1,140            16,883
   Innkeepers USA Trust                                   970            16,762
   Kilroy Realty Corp.                                    220            15,895
   Brandywine Realty Trust                                430            13,833
   Cousins Properties, Inc.                               390            12,063
   Acadia Realty Trust                                    500            11,825
   First Potomac Realty Trust                             370            11,022

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Saul Centers, Inc.                                     250   $        10,195
   LTC Properties, Inc.                                   450            10,057
   Fieldstone Investment Corp.                          1,080             9,893
   Digital Realty Trust, Inc.                             378             9,333
                                                                ---------------
   TOTAL REAL ESTATE                                                    934,427
                                                                ---------------
   BANKS 2.8%
   First Midwest Bancorp, Inc./IL                         840            31,147
   Westamerica Bancorporation                             600            29,382
   SVB Financial Group*                                   620            28,185
   Hancock Holding Co.                                    480            26,880
   UCBH Holdings, Inc.                                  1,620            26,795
   Umpqua Holding Corp.                                 1,010            25,906
   United Bankshares, Inc.                                706            25,861
   Greater Bay Bancorp                                    890            25,587
   Pacific Capital Bancorp                                820            25,518
   Central Pacific Financial Corp.                        540            20,898
   Sterling Financial Corp./WA                            680            20,747
   Provident Bankshares Corp.                             560            20,378
   Wintrust Financial Corp.                               400            20,340
   First Community Bancorp/CA                             340            20,087
   Chittenden Corp.                                       770            19,904
   Susquehanna Bancshares, Inc.                           830            19,837
   Alabama National Bancorporation                        280            19,082
   BancorpSouth, Inc.                                     700            19,075
   Republic Bancorp, Inc./MI                            1,530            18,957
   First Republic Bank                                    410            18,778
   UMB Financial Corp.                                    560            18,670
   Signature Bank/New York NY*                            568            18,392
   Boston Private Financial
     Holdings, Inc.                                       650            18,135
   Sterling Bancshares, Inc./TX                           940            17,625
   Glacier Bancorp, Inc.                                  600            17,562
   National Penn Bancshares, Inc.                         880            17,477
   Citizens Banking Corp./MI                              710            17,331
   FNB Corp.                                            1,080            17,032
   Frontier Financial Corp.                               500            16,995
   TrustCo Bank Corp./NY                                1,520            16,750
   Texas Regional Bancshares,
     Inc. -- Class A                                      438            16,609
   MB Financial Corp.                                     450            15,912
   Hanmi Financial Corp.                                  810            15,746
   PrivateBancorp, Inc.                                   360            14,908
   First Bancorp Puerto Rico                            1,598            14,861
   Prosperity Bancshares, Inc.                            430            14,143
   Trustmark Corp.                                        438            13,565
   First Citizens BancShares, Inc. --
     Class A                                               60            12,030
   City Holding Co.                                       320            11,565
   Columbia Banking Systems, Inc.                         300            11,214
   Independent Bank Corp./MI                              410            10,815
   Community Trust Bancorp, Inc.                          300            10,479
   Capitol Bancorp, Ltd.                                  260            10,127
   Sandy Spring Bancorp, Inc.                             280            10,097
   First State Bancorporation/NM                          380             9,036

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   1st Source Corp.                                       230   $         7,781
   Centennial Bank Holdings, Inc.*                        700             7,238
   Midwest Banc Holdings, Inc.                            280             6,230
   First Place Financial Corp./OH                         270             6,213
   Nara Bancorp, Inc.                                     330             6,188
   Cathay General Bancorp                                 170             6,185
   Center Financial Corp.                                 260             6,146
   Oriental Financial Group                               480             6,125
   First Indiana Corp.                                    230             5,987
   Wilshire Bancorp, Inc.                                 330             5,947
   Preferred Bank/Los Angeles CA                          110             5,897
   Seacoast Banking Corp. of Florida                      220             5,859
   Sterling Bancorp/NY                                    300             5,850
                                                                ---------------
   TOTAL BANKS                                                          912,066
                                                                ---------------
   INSURANCE 0.9%
   Ohio Casualty Corp.                                  1,020            30,325
   Delphi Financial Group, Inc. --
     Class A                                              770            27,997
   Selective Insurance Group, Inc.                        500            27,935
   ProAssurance Corp.*                                    540            26,017
   LandAmerica Financial Group, Inc.                      300            19,380
   RLI Corp.                                              400            19,272
   Zenith National Insurance Corp.                        460            18,248
   Argonaut Group, Inc.*                                  560            16,823
   Covanta Holding Corp.*                                 900            15,885
   Safety Insurance Group, Inc.                           230            10,937
   Stewart Information Services Corp.                     300            10,893
   Triad Guaranty, Inc.*                                  200             9,776
   Navigators Group, Inc.*                                220             9,640
   Presidential Life Corp.                                390             9,586
   Tower Group, Inc.                                      316             9,559
   American Physicians Capital, Inc.*                     170             8,940
   Infinity Property & Casualty Corp.                     180             7,380
   SeaBright Insurance Holdings, Inc.*                    370             5,961
                                                                ---------------
   TOTAL INSURANCE                                                      284,554
                                                                ---------------
   THRIFTS & MORTGAGE FINANCE 0.7%
   MAF Bancorp, Inc.                                      610            26,132
   Downey Financial Corp.                                 370            25,105
   FirstFed Financial Corp.*                              310            17,878
   Corus Bankshares, Inc.                                 680            17,802
   Harbor Florida Bancshares, Inc.                        440            16,342
   Accredited Home Lenders
     Holding Co.*                                         340            16,255
   PFF Bancorp, Inc.                                      448            14,856
   Anchor BanCorp Wisconsin, Inc.                         440            13,275
   Fremont General Corp.                                  630            11,693
   BankAtlantic Bancorp, Inc. --
     Class A                                              750            11,130
   TierOne Corp.                                          320            10,806
   Flagstar Bancorp, Inc.                                 650            10,374
   Partners Trust Financial Group, Inc.                   860             9,813
   Fidelity Bankshares, Inc.                              210             6,682
   Federal Agricultural Mortgage
     Corp.                                                240             6,648

                                                                         MARKET
                                                                          VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------

   City Bank Lynnwood WA                                  140   $         6,532
   R&G Financial Corp. -- Class B                         724             6,219
   Ocwen Financial Corp.*                                 480             6,101
                                                                ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     233,643
                                                                ---------------
   CAPITAL MARKETS 0.6%
   Waddell & Reed Financial, Inc. --
     Class A                                            1,420            29,195
   National Financial Partners Corp.                      640            28,359
   Knight Capital Group, Inc. --
     Class A*                                           1,830            27,871
   Piper Jaffray Cos., Inc.*                              400            24,484
   Investment Technology Group, Inc.*                     310            15,767
   Calamos Asset Management,
     Inc. -- Class A                                      520            15,075
   LaBranche & Co., Inc.*                               1,230            14,895
   Greenhill & Co., Inc.                                  240            14,582
   optionsXpress Holdings, Inc.                           430            10,023
   GFI Group, Inc.*                                       120             6,474
                                                                ---------------
   TOTAL CAPITAL MARKETS                                                186,725
                                                                ---------------
   CONSUMER FINANCE 0.3%
   Cash America International, Inc.                       610            19,520
   CompuCredit Corp.*                                     420            16,145
   Advanta Corp.                                          420            15,099
   World Acceptance Corp.*                                330            11,722
   Advance America Cash Advance
     Centers, Inc.                                        610            10,699
   Asta Funding, Inc.                                     220             8,239
   ACE Cash Express, Inc.*                                240             7,025
   Ezcorp, Inc. -- Class A*                               170             6,407
                                                                ---------------
   TOTAL CONSUMER FINANCE                                                94,856
                                                                ---------------
   DIVERSIFIED FINANCIALS 0.2%
   First Niagara Financial Group, Inc.                  1,660            23,273
   Financial Federal Corp.                                560            15,574
   Portfolio Recovery Associates, Inc.*                   330            15,081
   Nasdaq Stock Market, Inc.*                             370            11,063
   International Securities
     Exchange, Inc.                                       220             8,375
                                                                ---------------
   TOTAL DIVERSIFIED FINANCIALS                                          73,366
                                                                ---------------
   SOFTWARE 0.1%
   Quest Software, Inc.*                                1,300            18,252
                                                                ---------------
   TOTAL SOFTWARE                                                        18,252
                                                                ---------------
TOTAL FINANCIALS                                                      2,737,889
                                                                ---------------
INFORMATION TECHNOLOGY 7.3%
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 1.6%
   Varian Semiconductor Equipment
     Associates, Inc.*                                    940            30,654
   Cymer, Inc.*                                           640            29,734
   Microsemi Corp.*                                     1,160            28,281
   Sirf Technology Holdings, Inc.*                        620            19,976
   Zoran Corp.*                                           820            19,959
   OmniVision Technologies, Inc.*                         930            19,642

                                              See Notes to Financial Statements.


30 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Trident Microsystems, Inc.*                          1,010   $        19,170
   Rambus, Inc.*                                          820            18,704
   Silicon Image, Inc.*                                 1,670            18,003
   ON Semiconductor Corp.*                              3,050            17,934
   Semtech Corp.*                                       1,240            17,918
   Amkor Technology, Inc.*                              1,860            17,596
   ATMI, Inc.*                                            700            17,234
   Cabot Microelectronics Corp.*                          540            16,367
   Cirrus Logic, Inc.*                                  1,980            16,117
   Formfactor, Inc.*                                      360            16,067
   MKS Instruments, Inc.*                                 730            14,688
   Atheros Communications, Inc.*                          770            14,599
   Silicon Laboratories, Inc.*                            390            13,709
   Photronics, Inc.*                                      910            13,468
   Integrated Device Technology, Inc.*                    940            13,329
   Micrel, Inc.*                                        1,310            13,113
   Diodes, Inc.*                                          300            12,432
   Atmel Corp.*                                         2,070            11,489
   Veeco Instruments, Inc.*                               460            10,966
   RF Micro Devices, Inc.*                              1,830            10,925
   Fairchild Semiconductor
     International, Inc.*                                 600            10,902
   Cypress Semiconductor Corp.*                           660             9,596
   Intevac, Inc.*                                         440             9,539
   Netlogic Microsystems, Inc.*                           260             8,385
   Power Integrations, Inc.*                              440             7,691
   Asyst Technologies, Inc.*                              840             6,325
   ADE Corp.*                                             170             5,523
                                                                ---------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            510,035
                                                                ---------------
   SOFTWARE 1.3%
   RSA Security, Inc.*                                  1,286            34,966
   Ansys, Inc.*                                           632            30,222
   Micros Systems, Inc.*                                  670            29,266
   MicroStrategy, Inc. -- Class A*                        290            28,281
   Transaction Systems Architects,
     Inc. -- Class A*                                     670            27,932
   Hyperion Solutions Corp.*                            1,010            27,876
   TIBCO Software, Inc.*                                3,786            26,691
   Informatica Corp.*                                   1,510            19,872
   Macrovision Corp.*                                     870            18,722
   Advent Software, Inc.*                                 440            15,871
   Sybase, Inc.*                                          810            15,714
   Internet Security Systems, Inc.*                       800            15,080
   Factset Research Systems, Inc.                         300            14,190
   SPSS, Inc.*                                            430            13,820
   THQ, Inc.*                                             610            13,176
   Aspen Technology, Inc.*                                876            11,493
   Quality Systems, Inc.                                  300            11,046
   Blackboard, Inc.*                                      360            10,426
   Open Solutions, Inc.*                                  380            10,112
   Progress Software Corp.*                               430            10,066
   Secure Computing Corp.*                              1,040             8,944
   Filenet Corp.*                                         240             6,463

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Smith Micro Software, Inc.*                            390   $         6,248
                                                                ---------------
   TOTAL SOFTWARE                                                       406,477
                                                                ---------------
   COMMUNICATIONS EQUIPMENT 1.1%
   Interdigital Communications Corp.*                     960            33,514
   Polycom, Inc.*                                       1,430            31,346
   CommScope, Inc.*                                       980            30,792
   Foundry Networks, Inc.*                              2,518            26,842
   ADTRAN, Inc.                                         1,180            26,467
   Belden CDT, Inc.                                       790            26,109
   Avocent Corp.*                                         870            22,837
   Arris Group, Inc.*                                   1,730            22,698
   Plantronics, Inc.                                      870            19,323
   3Com Corp.*                                          3,750            19,200
   Redback Networks, Inc.*                                990            18,157
   Netgear, Inc.*                                         740            16,021
   Sycamore Networks, Inc.*                             3,620            14,697
   Powerwave Technologies, Inc.*                        1,610            14,683
   Black Box Corp.                                        380            14,565
   Ciena Corp.*                                         2,870            13,805
   Extreme Networks, Inc.*                              2,320             9,651
   Packeteer, Inc.*                                       760             8,618
                                                                ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       369,325
                                                                ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
   Plexus Corp.*                                          810            27,710
   Benchmark Electronics, Inc.*                         1,120            27,014
   Itron, Inc.*                                           450            26,667
   Flir Systems, Inc.*                                  1,160            25,589
   Coherent, Inc.*                                        560            18,889
   Rogers Corp.*                                          330            18,592
   Global Imaging Systems, Inc.*                          440            18,163
   Rofin-Sinar Technologies, Inc.*                        310            17,816
   Scansource, Inc.*                                      550            16,126
   MTS Systems Corp.                                      380            15,014
   Brightpoint, Inc.*                                     992            13,422
   Littelfuse, Inc.*                                      370            12,720
   TTM Technologies, Inc.*                                780            11,286
   CTS Corp.                                              740            11,019
   KEMET Corp.*                                         1,180            10,880
   Agilsys, Inc.                                          550             9,900
   Park Electrochemical Corp.                             380             9,785
   Electro Scientific Industries, Inc.*                   530             9,535
   Checkpoint Systems, Inc.*                              360             7,996
   LoJack Corp.*                                          360             6,790
   Multi-Fineline Electronix, Inc.*                       190             6,306
                                                                ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             321,219
                                                                ---------------
   INTERNET SOFTWARE & SERVICES 0.9%
   aQuantive, Inc.*                                     1,210            30,649
   Digital River, Inc.*                                   660            26,657
   ValueClick, Inc.*                                    1,650            25,327
   j2 Global Communications, Inc.*                        780            24,352
   RealNetworks, Inc.*                                  2,100            22,470
   Openwave Systems, Inc.*                              1,790            20,657
   EarthLink, Inc.*                                     2,360            20,438

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Digital Insight Corp.*                                 580   $        19,888
   Digitas, Inc.*                                       1,540            17,895
   Websense, Inc.*                                        870            17,870
   United Online, Inc.                                  1,330            15,960
   InfoSpace, Inc.*                                       690            15,642
   WebEx Communications, Inc.*                            320            11,373
   CNET Networks, Inc.*                                 1,270            10,135
   Vignette Corp.*                                        640             9,331
   Click Commerce, Inc.*                                  310             6,116
   Bankrate, Inc.*                                        160             6,042
                                                                ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   300,802
                                                                ---------------
   COMPUTERS & PERIPHERALS 0.7%
   Komag, Inc.*                                           556            25,676
   Palm, Inc.*                                          1,530            24,633
   Brocade Communications
     Systems, Inc.*                                     3,940            24,192
   Electronics for Imaging, Inc.*                         960            20,045
   Rackable Systems, Inc.*                                500            19,745
   Emulex Corp.*                                        1,160            18,873
   Intermec, Inc.*                                        816            18,719
   Intergraph Corp.*                                      520            16,375
   Imation Corp.                                          330            13,546
   McData Corp. -- Class A*                             2,700            11,016
   NeuStar, Inc.*                                         280             9,450
   Synaptics, Inc.*                                       420             8,988
   Neoware Systems Inc*                                   520             6,391
                                                                ---------------
   TOTAL COMPUTERS & PERIPHERALS                                        217,649
                                                                ---------------
   IT CONSULTING & SERVICES 0.6%
   MPS Group, Inc.*                                     1,820            27,409
   BISYS Group, Inc.*                                   1,970            26,989
   Perot Systems Corp. -- Class A*                      1,420            20,562
   CSG Systems International, Inc.*                       830            20,534
   Acxiom Corp.                                           790            19,750
   MoneyGram International, Inc.                          570            19,351
   eFunds Corp.*                                          820            18,081
   Talx Corp.                                             720            15,746
   MAXIMUS, Inc.                                          410             9,492
   Mantech International Corp. --
     Class A*                                             300             9,258
   Sykes Enterprises, Inc.*                               440             7,110
   Euronet Worldwide, Inc.*                               178             6,830
   infoUSA, Inc. -- Class B                               590             6,083
                                                                ---------------
   TOTAL IT CONSULTING & SERVICES                                       207,195
                                                                ---------------

   THRIFTS & MORTGAGE FINANCE 0.1%
   Bankunited Financial Corp. -- Class A                  584            17,824
                                                                ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                      17,824
                                                                ---------------
   OFFICE ELECTRONICS 0.0%
   IKON Office Solutions, Inc.                          1,080            13,608
                                                                ---------------
   TOTAL OFFICE ELECTRONICS                                              13,608
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          2,364,134
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 5.9%
   SPECIALTY RETAIL 1.4%
   Payless Shoesource, Inc.*                            1,120   $        30,430
   Aeropostale, Inc.*                                   1,030            29,757
   Regis Corp.                                            800            28,488
   Charming Shoppes, Inc.*                              2,280            25,627
   Group 1 Automotive, Inc.                               450            25,353
   Too, Inc.*                                             630            24,186
   Children's Place Retail Stores, Inc.*                  360            21,618
   Pantry, Inc.*                                          370            21,290
   Pacific Sunwear of California, Inc.*                 1,160            20,799
   Select Comfort Corp.*                                  895            20,558
   Gymboree Corp.*                                        580            20,161
   Dress Barn, Inc.*                                      790            20,026
   GameStop Corp. -- Class A*                             460            19,320
   Christopher & Banks Corp.                              660            19,140
   Cato Corp. -- Class A                                  680            17,578
   Hibbett Sporting Goods, Inc.*                          690            16,491
   Genesco, Inc.*                                         460            15,580
   Guess ?, Inc.*                                         370            15,447
   Sonic Automotive, Inc.                                 660            14,639
   Tractor Supply Co.*                                    260            14,370
   CSK Auto Corp.*                                        830             9,924
   Jos. A.  Bank Clothiers, Inc.*                         410             9,824
   United Auto Group, Inc.                                450             9,607
   Talbots, Inc.                                          450             8,303
   Buckle, Inc.                                           160             6,699
   Citi Trends, Inc.*                                     146             6,233
                                                                ---------------
   TOTAL SPECIALTY RETAIL                                               471,448
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 1.1%
   Aztar Corp.*                                           580            30,137
   Pinnacle Entertainment, Inc.*                          870            26,666
   Ruby Tuesday, Inc.                                   1,060            25,875
   Jack in the Box, Inc.*                                 650            25,480
   Shuffle Master, Inc.*                                  680            22,290
   Vail Resorts, Inc.*                                    600            22,260
   Rare Hospitality International, Inc.*                  650            18,694
   CEC Entertainment, Inc.*                               580            18,630
   Bob Evans Farms, Inc.                                  620            18,606
   CKE Restaurants, Inc.                                1,100            18,271
   IHOP Corp.                                             370            17,790
   Domino's Pizza, Inc.                                   700            17,318
   Papa John's International, Inc.*                       490            16,268
   WMS Industries, Inc.*                                  400            10,956
   Speedway Motorsports, Inc.                             280            10,567
   CBRL Group, Inc.                                       310            10,515
   Landry's Restaurants, Inc.                             320            10,384
   Ameristar Casinos, Inc.                                480             9,336
   Steak n Shake Co.*                                     590             8,933
   Six Flags, Inc.*                                     1,120             6,294
   BlueLinx Holdings, Inc.                                480             6,264
   Krispy Kreme Doughnuts, Inc.*                          760             6,186
   Monarch Casino & Resort, Inc.*                         220             6,186
   Applebee's International, Inc.                         310             5,958
                                                                ---------------

                                              See Notes to Financial Statements.


32 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                          $       369,864
                                                                ---------------
   MEDIA 0.7%
   Catalina Marketing Corp.                               950            27,037
   Reader's Digest Association, Inc.                    1,760            24,570
   Valassis Communications, Inc.*                         978            23,071
   Lee Enterprises, Inc.                                  740            19,943
   Arbitron, Inc.                                         516            19,778
   Entercom Communications Corp.                          700            18,312
   Scholastic Corp.*                                      650            16,881
   Belo Corp. -- Class A                                  900            14,040
   Advo, Inc.                                             518            12,748
   Morningstar, Inc.*                                     260            10,785
   Cumulus Media, Inc. -- Class A*                        870             9,283
   Courier Corp.                                          170             6,803
   Playboy Enterprises, Inc. -- Class B*                  630             6,287
   Citadel Broadcasting Corp.                             690             6,141
   Journal Register Co.                                   680             6,093
   World Wrestling Entertainment, Inc.                    360             6,080
                                                                ---------------
   TOTAL MEDIA                                                          227,852
                                                                ---------------
   TEXTILES & APPAREL 0.7%
   Phillips-Van Heusen Corp.                              840            32,055
   Brown Shoe Co., Inc.                                   530            18,062
   Warnaco Group, Inc.*                                   940            17,559
   Carter's, Inc.*                                        660            17,444
   Kellwood Co.                                           540            15,806
   K-Swiss, Inc. -- Class A                               570            15,219
   Timberland Co. -- Class A*                             550            14,355
   Steven Madden, Ltd.                                    470            13,921
   Fossil, Inc.*                                          760            13,688
   Wolverine World Wide, Inc.                             530            12,365
   Columbia Sportswear Co.*                               240            10,862
   Oxford Industries, Inc.                                270            10,641
   Skechers U.S.A., Inc. -- Class A*                      400             9,644
   Deckers Outdoor Corp.*                                 168             6,478
   True Religion Apparel, Inc.*                           350             6,195
                                                                ---------------
   TOTAL TEXTILES & APPAREL                                             214,294
                                                                ---------------
   HOUSEHOLD DURABLES 0.6%
   Ethan Allen Interiors, Inc.                            590            21,564
   Furniture Brands International, Inc.                   930            19,381
   Meritage Homes Corp.*                                  410            19,372
   Jarden Corp.*                                          630            19,184
   American Greetings Corp. --
     Class A                                              890            18,699
   Yankee Candle Co., Inc.                                710            17,757
   Champion Enterprises, Inc.*                          1,574            17,377
   WCI Communities, Inc.*                                 800            16,112
   La-Z-Boy, Inc.                                       1,070            14,980
   Brookfield Homes Corp.                                 320            10,544
   Interface, Inc. -- Class A*                            860             9,847
   Avatar Holdings, Inc.*                                 110             6,267
                                                                ---------------
   TOTAL HOUSEHOLD DURABLES                                             191,084
                                                                ---------------
   AUTO COMPONENTS 0.3%
   Tenneco Automotive, Inc.*                              840            21,840

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   ArvinMeritor, Inc.                                   1,150   $        19,769
   Modine Manufacturing Co.                               690            16,118
   Keystone Automotive
     Industries, Inc.*                                    356            15,030
   LKQ Corp.*                                             780            14,820
   Aftermarket Technology Corp.*                          400             9,940
   Drew Industries, Inc.*                                 300             9,720
                                                                ---------------
   TOTAL AUTO COMPONENTS                                                107,237
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Sotheby's Holdings, Inc. -- Class A*                 1,028            26,985
   Watson Wyatt & Co., Holdings                           760            26,703
   DeVry, Inc.*                                         1,164            25,573
   Jackson Hewitt Tax Service, Inc.                       610            19,123
                                                                ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  98,384
                                                                ---------------
   INTERNET & CATALOG RETAIL 0.2%
   Netflix, Inc.*                                         760            20,680
   Priceline.com, Inc.*                                   530            15,826
   Coldwater Creek, Inc.*                                 490            13,112
   Nutri/System, Inc.*                                    200            12,426
   Stamps.com, Inc.*                                      350             9,737
                                                                ---------------
   TOTAL INTERNET & CATALOG RETAIL                                       71,781
                                                                ---------------
   MULTILINE RETAIL 0.2%
   Big Lots, Inc.*                                      1,810            30,915
   99 Cents Only Stores*                                  650             6,799
   Conn's, Inc.*                                          230             6,106
   Bon-Ton Stores, Inc.                                   266             5,820
                                                                ---------------
   TOTAL MULTILINE RETAIL                                                49,640
                                                                ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Marvel Entertainment, Inc.*                            890            17,800
   RC2 Corp.*                                             310            11,985
   Jakks Pacific, Inc.*                                   500            10,045
   Callaway Golf Co.                                      580             7,534
                                                                ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    47,364
                                                                ---------------
   AUTOMOBILES 0.1%
   Winnebago Industries, Inc.                             620            19,245
   Thor Industries, Inc.                                  300            14,535
                                                                ---------------
   TOTAL AUTOMOBILES                                                     33,780
                                                                ---------------
   DISTRIBUTORS 0.1%
   Building Material Holding Corp.                        580            16,165
   DXP Enterprises, Inc.*                                 200             6,214
                                                                ---------------
   TOTAL DISTRIBUTORS                                                    22,379
                                                                ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Alderwoods Group, Inc.*                                820            15,957
                                                                ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                15,957
                                                                ---------------
   CONSUMER FINANCE 0.0%
   Home Solutions of America, Inc.*                       980             6,047
                                                                ---------------
   TOTAL CONSUMER FINANCE                                                 6,047
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          1,927,111
                                                                ---------------
INDUSTRIALS 5.3%
   COMMERCIAL SERVICES & SUPPLIES 1.3%
   United Stationers, Inc.*                               620            30,578

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Waste Connections, Inc.*                               780   $        28,392
   Brady Corp. -- Class A                                 750            27,630
   Strayer Education, Inc.                                260            25,248
   Labor Ready, Inc.*                                     920            20,838
   Mine Safety Appliances Co.                             500            20,100
   John H. Harland Co.                                    460            20,010
   FTI Consulting, Inc.*                                  710            19,007
   Resources Connection, Inc.*                            750            18,765
   American Reprographics Co.*                            490            17,763
   Advisory Board Co.*                                    360            17,312
   NCO Group, Inc.*                                       650            17,186
   Administaff, Inc.                                      440            15,756
   Viad Corp.                                             500            15,650
   Korn/Ferry International, Inc.*                        770            15,084
   Consolidated Graphics, Inc.*                           200            10,412
   Corrections Corporation of
     America*                                             190            10,059
   Rollins, Inc.                                          500             9,820
   CRA International, Inc.*                               210             9,479
   Cenveo, Inc.*                                          520             9,334
   Spherion Corp.*                                        930             8,482
   Banta Corp.                                            180             8,339
   Mobile Mini, Inc.*                                     280             8,193
   School Specialty, Inc.*                                230             7,326
   Sourcecorp, Inc.*                                      250             6,198
   Hudson Highland Group, Inc.*                           558             6,021
   ICT Group, Inc.*                                       240             5,887
   Sirva, Inc.*                                           898             5,810
                                                                ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 414,679
                                                                ---------------
   MACHINERY 1.1%
   Wabtec Corp.                                           810            30,294
   Bucyrus International, Inc. --
     Class A                                              540            27,270
   Navistar International Corp.*                          900            22,149
   Mueller Industries, Inc.                               620            20,479
   JLG Industries, Inc.                                   900            20,250
   Albany International Corp. --
     Class A                                              470            19,923
   Manitowoc Co., Inc.                                    440            19,580
   Lincoln Electric Holdings, Inc.                        310            19,421
   Kennametal, Inc.                                       310            19,297
   Crane Co.                                              460            19,136
   Trinity Industries, Inc.                               420            16,968
   Valmont Industries, Inc.                               340            15,807
   EnPro Industries, Inc.*                                460            15,456
   Gardner Denver, Inc.*                                  400            15,400
   Barnes Group, Inc.                                     750            14,962
   AGCO Corp.*                                            440            11,581
   Kaydon Corp.                                           280            10,447
   Freightcar America, Inc.                               188            10,436
   Astec Industries, Inc.*                                300            10,236
   Middleby Corp.*                                        110             9,522
   American Science & Engineering,
     Inc.*                                                160             9,267
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   TOTAL MACHINERY                                              $       357,881
                                                                ---------------
   AEROSPACE & DEFENSE 0.6%
   BE Aerospace, Inc.*                                  1,290            29,489
   Hexcel Corp.*                                        1,636            25,702
   Ceradyne, Inc.*                                        474            23,458
   Moog, Inc. -- Class A*                                 660            22,585
   Teledyne Technologies, Inc.*                           590            19,328
   Armor Holdings, Inc.*                                  330            18,094
   DRS Technologies, Inc.                                 350            17,062
   Triumph Group, Inc.*                                   340            16,320
   Esterline Technologies Corp.*                          230             9,566
   United Industrial Corp./NY                             210             9,503
   Herley Industries, Inc.*                               550             6,166
                                                                ---------------
   TOTAL AEROSPACE & DEFENSE                                            197,273
                                                                ---------------
   ELECTRICAL EQUIPMENT 0.5%
   Genlyte Group, Inc.*                                   400            28,972
   Acuity Brands, Inc.                                    740            28,793
   General Cable Corp.*                                   820            28,700
   Regal-Beloit Corp.                                     590            26,048
   Woodward Governor Co.                                  560            17,086
   Encore Wire Corp.*                                     470            16,892
   A.O. Smith Corp.                                       360            16,690
                                                                ---------------
   TOTAL ELECTRICAL EQUIPMENT                                           163,181
                                                                ---------------
   ROAD & RAIL 0.3%
   Genesee & Wyoming, Inc. -- Class A*                    640            22,701
   Arkansas Best Corp.                                    440            22,092
   Knight Transportation, Inc.                          1,000            20,200
   Amerco, Inc.*                                          180            18,119
   Kansas City Southern*                                  350             9,695
   SCS Transportation, Inc.*                              250             6,882
   Florida East Coast Industries, Inc.                    120             6,280
                                                                ---------------
   TOTAL ROAD & RAIL                                                    105,969
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Watsco, Inc.                                           350            20,937
   United Rentals, Inc.*                                  610            19,508
   WESCO International, Inc.*                             280            19,320
   Beacon Roofing Supply, Inc.*                           790            17,388
   Lawson Software, Inc.*                               1,370             9,179
   Applied Industrial
     Technologies, Inc.                                   375             9,116
   GATX Corp.                                             210             8,925
                                                                ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               104,373
                                                                ---------------
   BUILDING PRODUCTS 0.3%
   Simpson Manufacturing Co., Inc.                        590            21,269
   NCI Building Systems, Inc.*                            360            19,141
   Universal Forest Products, Inc.                        300            18,819
   Lennox International, Inc.                             510            13,505
   ElkCorp                                                370            10,275
   Builders FirstSource, Inc.*                            300             6,108
   PW Eagle, Inc.                                         200             6,048
                                                                ---------------
   TOTAL BUILDING PRODUCTS                                               95,165
                                                                ---------------

                                              See Notes to Financial Statements.


34 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   AIRLINES 0.3%
   SkyWest, Inc.                                        1,200   $        29,760
   AirTran Holdings, Inc.*                              1,570            23,330
   Continental Airlines, Inc. --
     Class B*                                             660            19,668
   Alaska Air Group, Inc.*                                480            18,922
                                                                ---------------
   TOTAL AIRLINES                                                        91,680
                                                                ---------------
   CONSTRUCTION & ENGINEERING 0.3%
   Granite Construction, Inc.                             630            28,520
   EMCOR Group, Inc.*                                     560            27,255
   Quanta Services, Inc.*                               1,150            19,930
   URS Corp.*                                             200             8,400
                                                                ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                      84,105
                                                                ---------------
   AIR FREIGHT & COURIERS 0.2%
   EGL, Inc.*                                             590            29,618
   Pacer International, Inc.                              650            21,177
   HUB Group, Inc. -- Class A*                            740            18,152
   Forward Air Corp.                                      180             7,332
                                                                ---------------
   TOTAL AIR FREIGHT & COURIERS                                          76,279
                                                                ---------------
   INDUSTRIAL CONGLOMERATES 0.1%
   Walter Industries, Inc.                                320            18,448
                                                                ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                        18,448
                                                                ---------------
   COMMUNICATIONS EQUIPMENT 0.0%
   Superior Essex, Inc.*                                  370            11,074
                                                                ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                        11,074
                                                                ---------------
   CONSTRUCTION MATERIALS 0.0%
   Ameron International Corp.                             120             8,042
                                                                ---------------
   TOTAL CONSTRUCTION MATERIALS                                           8,042
                                                                ---------------
   MARINE 0.0%
   American Commercial Lines, Inc.*                       110             6,627
                                                                ---------------
   TOTAL MARINE                                                           6,627
                                                                ---------------
TOTAL INDUSTRIALS                                                     1,734,776
                                                                ---------------
HEALTH CARE 4.6%
   HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
   Hologic, Inc.*                                         750            37,020
   Kyphon, Inc.*                                          736            28,233
   Steris Corp.                                         1,220            27,889
   Mentor Corp.                                           610            26,535
   American Medical Systems
     Holdings, Inc.*                                    1,360            22,644
   Haemonetics Corp./MA*                                  480            22,325
   Immucor, Inc.*                                       1,050            20,191
   Illumina, Inc.*                                        680            20,169
   West Pharmaceutical Services, Inc.                     550            19,954
   Bio--Rad Laboratories, Inc. --
     Class A*                                             300            19,482
   Lifecell Corp.*                                        630            19,480
   Dionex Corp.*                                          330            18,038
   Intuitive Surgical, Inc.*                              150            17,696
   DJ Orthopedics, Inc.*                                  460            16,942
   PolyMedica Corp.                                       470            16,901

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Palomar Medical
     Technologies, Inc.*                                  360   $        16,427
   Biosite, Inc.*                                         350            15,981
   Integra LifeSciences Holdings
     Corp.*                                               410            15,912
   Invacare Corp.                                         630            15,674
   Thoratec Corp.*                                      1,090            15,118
   Conmed Corp.*                                          540            11,178
   ICU Medical, Inc.*                                     260            10,982
   Molecular Devices Corp.*                               330            10,085
   ArthroCare Corp.*                                      240            10,082
   SurModics, Inc.*                                       270             9,750
   Candela Corp.*                                         558             8,850
   Abaxis, Inc.*                                          360             8,053
   Orasure Technologies, Inc.*                            720             6,854
   Aspect Medical Systems, Inc.*                          360             6,278
   Varian, Inc.*                                          150             6,227
                                                                ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               500,950
                                                                ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.3%
   Healthways, Inc.*                                      560            29,478
   Psychiatric Solutions, Inc.*                           910            26,081
   Chemed Corp.                                           470            25,629
   United Surgical Partners
     International, Inc.*                                 810            24,357
   Medicis Pharmaceutical Corp. --
     Class A                                              950            22,800
   Sunrise Senior Living, Inc.*                           810            22,396
   Magellan Health Services, Inc.*                        470            21,296
   American Retirement Corp.*                             590            19,334
   Owens & Minor, Inc.                                    670            19,162
   LCA-Vision, Inc.                                       360            19,048
   Pediatrix Medical Group, Inc.*                         420            19,026
   Genesis HealthCare Corp.*                              370            17,527
   inVentiv Health, Inc.*                                 590            16,980
   Per-Se Technologies, Inc.*                             670            16,871
   Apria Healthcare Group, Inc.*                          850            16,065
   Eclipsys Corp.*                                        830            15,073
   HealthExtras, Inc.*                                    430            12,995
   The Trizetto Group, Inc.*                              750            11,092
   Centene Corp.*                                         410             9,647
   Odyssey HealthCare, Inc.*                              460             8,082
   PSS World Medical, Inc.*                               370             6,530
   Phase Forward, Inc.*                                   550             6,336
   Gentiva Health Services, Inc.*                         390             6,252
   PRA International*                                     280             6,236
   Dendrite International, Inc.*                          660             6,098
   Vital Images, Inc.*                                    246             6,076
   Visicu, Inc.*                                          330             5,825
                                                                ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               416,292
                                                                ---------------
   BIOTECHNOLOGY 1.3%
   ICOS Corp.*                                          1,306            28,719
   Alkermes, Inc.*                                      1,510            28,569
   Cubist Pharmaceuticals, Inc.*                        1,040            26,187
   United Therapeutics Corp.*                             400            23,108

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Myogen, Inc.*                                          730   $        21,170
   Vertex Pharmaceuticals, Inc.*                          570            20,925
   BioMarin Pharmaceuticals, Inc.*                      1,440            20,693
   Serologicals Corp.*                                    650            20,436
   Martek Biosciences Corp.*                              660            19,107
   Myriad Genetics, Inc.*                                 750            18,937
   Amylin Pharmaceuticals, Inc.*                          380            18,760
   Nuvelo, Inc.*                                        1,052            17,516
   Telik, Inc.*                                         1,046            17,259
   Exelixis, Inc.*                                      1,610            16,180
   Digene Corp.*                                          300            11,622
   Medarex, Inc.*                                       1,180            11,340
   Neurocrine Biosciences, Inc.*                          942             9,985
   Luminex Corp*                                          540             9,391
   Keryx Biopharmaceuticals, Inc.*                        630             8,946
   Pharmion Corp.*                                        490             8,345
   Nektar Therapeutics*                                   420             7,703
   Alexion Pharmaceuticals, Inc.*                         210             7,585
   Momenta Pharmaceuticals, Inc.*                         504             6,406
   Enzon Pharmaceuticals, Inc.*                           830             6,258
   Novavax, Inc.*                                       1,200             6,048
   BioCryst Pharmaceuticals, Inc.*                        420             6,019
   Renovis, Inc.*                                         390             5,971
   Tanox, Inc.*                                           430             5,947
   Sirna Therapeutics, Inc.*                            1,030             5,871
                                                                ---------------
   TOTAL BIOTECHNOLOGY                                                  415,003
                                                                ---------------
   PHARMACEUTICALS 0.5%
   Valeant Pharmaceuticals
     International                                      1,600            27,072
   MGI Pharma, Inc.*                                    1,090            23,435
   Perrigo Co.                                          1,270            20,447
   Alpharma, Inc. -- Class A                              750            18,030
   KV Pharmaceutical Co.*                                 790            14,741
   Adolor Corp.*                                          550            13,756
   Par Pharmaceutical Cos., Inc.*                         720            13,291
   Viropharma, Inc.*                                    1,240            10,689
   Sciele Pharma, Inc.*                                   460            10,667
   CNS, Inc.                                              260             6,370
   New River Pharmaceuticals, Inc.*                       220             6,270
   Pozen, Inc.*                                           890             6,266
   Pain Therapeutics, Inc.*                               740             6,179
   Connetics Corp.*                                       520             6,115
                                                                ---------------
   TOTAL PHARMACEUTICALS                                                183,328
                                                                ---------------
TOTAL HEALTH CARE                                                     1,515,573
                                                                ---------------
ENERGY 2.3%
   OIL & GAS 1.2%
   KCS Energy, Inc.*                                      920            27,324
   Penn Virginia Corp.                                    330            23,060
   Swift Energy Co.*                                      480            20,606
   World Fuel Services Corp.                              440            20,104
   Frontier Oil Corp.                                     620            20,088
   Berry Petroleum Co. -- Class A                         600            19,890
   Cimarex Energy Co.                                     460            19,780

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Cabot Oil & Gas Corp.                                  400   $        19,600
   St. Mary Land & Exploration Co.                        480            19,320
   Alpha Natural Resources, Inc.*                         946            18,561
   Giant Industries, Inc.*                                270            17,969
   Atlas America, Inc.*                                   380            17,028
   Parallel Petroleum Corp.*                              676            16,704
   Holly Corp.                                            340            16,388
   Rosetta Resources, Inc.*                               830            13,740
   Petroleum Development Corp.*                           300            11,310
   Pacific Ethanol, Inc.*                                 464            10,728
   Crosstex Energy, Inc.                                  110            10,459
   Western Refining, Inc.                                 480            10,358
   Foundation Coal Holdings, Inc.                         210             9,855
   Harvest Natural Resources, Inc.*                       720             9,749
   USEC, Inc.                                             640             7,584
   GMX Resources, Inc.*                                   200             6,184
   Edge Petroleum Corp.*                                  300             5,994
   Alon USA Energy, Inc.                                  190             5,979
   W&T Offshore, Inc.                                     120             4,667
                                                                ---------------
   TOTAL OIL & GAS                                                      383,029
                                                                ---------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Maverick Tube Corp.*                                   600            37,914
   Lone Star Technologies, Inc.*                          558            30,143
   Oil States International, Inc.*                        820            28,110
   Grey Wolf, Inc.*                                     3,480            26,796
   W-H Energy Services, Inc.*                             520            26,432
   Hydril Co.*                                            310            24,341
   NS Group, Inc.*                                        390            21,481
   Superior Energy Services, Inc.*                        580            19,662
   Lufkin Industries, Inc.                                300            17,829
   Parker Drilling Co.*                                 2,240            16,083
   Helix Energy Solutions
     Group, Inc.*                                         370            14,933
   SEACOR Holdings, Inc.*                                 150            12,315
   Oceaneering International, Inc.*                       250            11,462
   Todco -- Class A                                       280            11,438
   Veritas DGC, Inc.*                                     220            11,348
   Tetra Technologies, Inc.*                              340            10,299
   Atwood Oceanics, Inc.*                                 160             7,936
   GulfMark Offshore, Inc.*                               250             6,457
   Hornbeck Offshore Services, Inc.*                      180             6,394
   Warrior Energy Service Corp.*                          260             6,326
                                                                ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    347,699
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   UAP Holding Corp.                                      710            15,485
                                                                ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                15,485
                                                                ---------------
TOTAL ENERGY                                                            746,213
                                                                ---------------
MATERIALS 1.7%
   METALS & MINING 0.8%
   Aleris International, Inc.*                            600            27,510
   Oregon Steel Mills, Inc.*                              510            25,837
   Quanex Corp.                                           540            23,258
   Reliance Steel & Aluminum Co.                          240            19,908

                                              See Notes to Financial Statements.


36 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   Cleveland-Cliffs, Inc.                                 250   $        19,822
   Commercial Metals Co.                                  730            18,761
   Carpenter Technology Corp.                             160            18,480
   Steel Dynamics, Inc.                                   280            18,407
   Ryerson Tull, Inc.                                     580            15,660
   Titanium Metals Corp.*                                 450            15,471
   Metal Management, Inc.                                 490            15,004
   AK Steel Holding Corp.*                              1,070            14,798
   Coeur d'Alene Mines Corp.*                           2,390            11,496
   Chaparral Steel Co.*                                   130             9,363
                                                                ---------------
   TOTAL METALS & MINING                                                253,775
                                                                ---------------
   CHEMICALS 0.5%
   H.B. Fuller Co.                                        560            24,399
   Olin Corp.                                           1,180            21,157
   Hercules, Inc.*                                      1,236            18,861
   NewMarket Corp.                                        350            17,171
   Georgia Gulf Corp.                                     678            16,964
   Rockwood Holdings, Inc.*                               670            15,417
   Spartech Corp.                                         670            15,142
   A. Schulman, Inc.                                      660            15,107
   OM Group, Inc.*                                        440            13,574
   Ferro Corp.                                            610             9,736
   Senomyx, Inc.*                                         450             6,493
   Pioneer Cos., Inc.*                                    220             6,002
                                                                ---------------
   TOTAL CHEMICALS                                                      180,023
                                                                ---------------
   CONSTRUCTION MATERIALS 0.2%
   Texas Industries, Inc.                                 388            20,603
   Eagle Materials, Inc.                                  410            19,475
   Headwaters, Inc.*                                      726            18,556
                                                                ---------------
   TOTAL CONSTRUCTION MATERIALS                                          58,634
                                                                ---------------
   CONTAINERS & PACKAGING 0.1%
   Silgan Holdings, Inc.                                  440            16,284
   Greif, Inc. -- Class A                                 200            14,992
                                                                ---------------
   TOTAL CONTAINERS & PACKAGING                                          31,276
                                                                ---------------
   PAPER & FOREST PRODUCTS 0.1%
   Deltic Timber Corp.                                    180            10,147
   Glatfelter                                             430             6,824
                                                                ---------------
   TOTAL PAPER & FOREST PRODUCTS                                         16,971
                                                                ---------------
TOTAL MATERIALS                                                         540,679
                                                                ---------------
UTILITIES 1.0%
   ELECTRIC UTILITIES 0.5%
   IDACORP, Inc.                                          760            26,060
   Duquesne Light Holdings, Inc.                        1,290            21,208
   Cleco Corp.                                            860            19,995
   Sierra Pacific Resources*                            1,400            19,600
   Unisource Energy Corp.                                 610            19,001
   Otter Tail Power Co.                                   660            18,038
   Portland General Electric Co.                          610            15,232
   Allete, Inc.                                           170             8,049
   Westar Energy, Inc.                                    280             5,894
                                                                ---------------
   TOTAL ELECTRIC UTILITIES                                             153,077
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   GAS UTILITIES 0.3%
   Nicor, Inc.                                            760   $        31,540
   Southwest Gas Corp.                                    680            21,311
   Northwest Natural Gas Co.                              520            19,256
   South Jersey Industries, Inc.                          590            16,160
   Laclede Group, Inc.                                    470            16,149
                                                                ---------------
   TOTAL GAS UTILITIES                                                  104,416
                                                                ---------------
   MULTI-UTILITIES 0.1%
   Nuance Communications, Inc.*                         2,220            22,333
   Avista Corp.                                           860            19,634
   Aquila, Inc.*                                        1,440             6,062
                                                                ---------------
   TOTAL MULTI-UTILITIES                                                 48,029
                                                                ---------------
   WATER UTILITIES 0.1%
   California Water Service Group                         390            13,939
   American States Water Co.                              200             7,130
   SJW Corp.                                              260             6,617
                                                                ---------------
   TOTAL WATER UTILITIES                                                 27,686
                                                                ---------------
   ENERGY EQUIPMENT & SERVICES 0.0%
   Ormat Technologies, Inc.                               170             6,486
                                                                ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                      6,486
                                                                ---------------
TOTAL UTILITIES                                                         339,694
                                                                ---------------
CONSUMER STAPLES 1.0%
   FOOD PRODUCTS 0.4%
   Flowers Foods, Inc.                                    910            26,063
   Ralcorp Holdings, Inc.*                                450            19,139
   Corn Products International, Inc.                      540            16,524
   Tootsie Roll Industries, Inc.                          540            15,730
   Andersons, Inc.                                        312            12,982
   Seaboard Corp.                                          10            12,800
   Hain Celestial Group, Inc.*                            470            12,107
   Reddy Ice Holdings, Inc.                               312             6,349
                                                                ---------------
   TOTAL FOOD PRODUCTS                                                  121,694
                                                                ---------------
   FOOD & DRUG RETAILING 0.3%
   Longs Drug Stores Corp.                                560            25,547
   United Natural Foods, Inc.*                            730            24,105
   Performance Food Group Co.*                            600            18,228
   Central European Distribution
     Corp.*                                               675            16,983
   Wild Oats Markets, Inc.*                               580            11,368
   Great Atlantic & Pacific Tea Co.                       420             9,542
   Nash Finch Co.                                         280             5,961
                                                                ---------------
   TOTAL FOOD & DRUG RETAILING                                          111,734
                                                                ---------------
   PERSONAL PRODUCTS 0.1%
   NBTY, Inc.*                                          1,050            25,106
   Chattem, Inc.*                                         320             9,718
   Elizabeth Arden, Inc.*                                 356             6,365
   Medifast, Inc.*                                        350             6,255
   Parlux Fragrances, Inc.*                               610             5,911
                                                                ---------------
   TOTAL PERSONAL PRODUCTS                                               53,355
                                                                ---------------
   BEVERAGES 0.1%
   Hansen Natural Corp.*                                  100            19,037
                                                                ---------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   TOTAL BEVERAGES                                              $        19,037
                                                                ---------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                            420            18,081
                                                                ---------------
   TOTAL HOUSEHOLD PRODUCTS                                              18,081
                                                                ---------------
   TOBACCO 0.0%
   Alliance One International, Inc.                     1,450             6,438
                                                                ---------------
   TOTAL TOBACCO                                                          6,438
                                                                ---------------
TOTAL CONSUMER STAPLES                                                  330,339
                                                                ---------------
TELECOMMUNICATION SERVICES 0.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0 2%
   Time Warner Telecom, Inc. --
     Class A*                                           1,358            20,166
   Level 3 Communications, Inc.*                        4,200            18,648
   Broadwing Corp.*                                     1,496            15,484
   Golden Telecom, Inc.                                   400            10,140
   Valor Communications Group, Inc.                       820             9,389
   Iowa Telecommunications
     Services, Inc.                                       380             7,190
                                                                ---------------
   TOTAL DIVERSIFIED
     TELECOMMUNICATION SERVICES                                          81,017
                                                                ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   SBA Communications Corp.*                              770            20,128
   Dobson Communications Corp. --
     Class A*                                           2,370            18,320
   UbiquiTel, Inc.*                                     1,660            17,164
                                                                ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                             55,612
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                        136,629
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $12,249,637)                                                12,373,037
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                               --------------
REPURCHASE AGREEMENTS 27.1%
Repurchase Agreement (Note 6)
  4.55% due 07/03/06+                          $      391,069           391,069
  4.45% due 07/03/06                                  521,069           521,069
  4.44% due 07/03/06                                7,929,871         7,929,871
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,842,009)                                                  8,842,009
                                                                ---------------

TOTAL INVESTMENTS 65.0%
  (Cost $21,091,646)                                            $    21,215,046
                                                                ===============
OTHER ASSETS IN EXCESS OF LIABILITIES - 35.0%                   $    11,403,134
                                                                ===============
NET ASSETS - 100.0%                                             $    32,618,180
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2006 Russell 2000(R) IndeX
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $23,911,800)                              330   $       660,692
                                                                ===============

                                                        UNITS
                                               --------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 Russell 2000(R) Index
   Swap, Maturing 09/26/2006**
   (Notional Market Value
   $16,839,801)                                        23,238   $       328,918
August 2006 Russell 2000(R) Index
   Swap, Maturing 08/21/2006**
   (Notional Market Value
   $12,571,278)                                        17,348           277,244
                                                                ---------------
(TOTAL NOTIONAL MARKET
   VALUE $29,411,079)                                           $       606,162
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


38 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 108.5%
Repurchase Agreement (Note 6)
   4.45% due 07/03/06                          $    1,479,754   $     1,479,754
   4.44% due 07/03/06                              22,519,596        22,519,596
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $23,999,350)                                                 23,999,350
                                                                ---------------
TOTAL INVESTMENTS 108.5%
  (Cost $23,999,350)                                            $    23,999,350
                                                                ===============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (8.5)%                                               $    (1,874,031)
                                                                ===============
NET ASSETS - 100.0%                                             $    22,125,319
                                                                ===============
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2006 Russell 2000(R) Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $6,231,560)                                    86   $      (274,531)
                                                                ===============

                                                        UNITS
                                               --------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
September 2006 Russell 2000(R) Index
  Swap, Maturing 09/19/06*
  (Notional Market Value
  $39,188,504)                                         54,078   $    (1,010,309)
                                                                ===============

*     PRICE RETURN BASD ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 39

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Dynamic S&P 500 Fund would act as a feeder, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.

                                              See Notes to Financial Statements.


40 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

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                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 41

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       INVERSE                             INVERSE
                                                                     DYNAMIC           DYNAMIC           DYNAMIC           DYNAMIC
                                                                     S&P 500           S&P 500               OTC               OTC
                                                                        FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2 and 6)                        $          --     $          --     $          --     $          --
Investments in Master Portfolio** (Note 3)                       306,173,844       422,688,324       555,589,830       435,914,536
Segregated Cash with Broker                                               --                --                --                --
Cash                                                                      --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                      --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                      --                --                --                --
Receivable for Securities Sold (Note 1)                                   --        16,317,908                --        27,643,796
Receivable for Fund Shares Purchased                              32,580,415         7,167,389       112,333,920        15,743,496
Investment Income Receivable (Note 1)                                     --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  338,754,259       446,173,621       667,923,750       479,301,828
==================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                         --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                         --                --                --                --
Payable for Securities Purchased (Note 1)                         25,620,030                --        92,855,541                --
Liability for Fund Shares Redeemed                                 6,834,928        23,281,727        19,270,430        43,180,952
Investment Advisory Fees Payable (Note 4)                                 --                --                --                --
Transfer Agent and Administrative Fees Payable (Note 4)               60,627           101,211           104,510           103,351
Distribution and Service Fees Payable (Note 4)                        28,453            41,634            40,732            40,978
Portfolio Accounting Fees Payable (Note 4)                            36,376            60,726            62,706            62,011
Custody Fees Payable                                                      --                --                --                --
Cash Due to Custodian Bank                                                --                --                --                 5
Other Liabilities                                                     79,319           113,498           134,585           124,029
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              32,659,733        23,598,796       112,468,504        43,511,326
==================================================================================================================================
NET ASSETS                                                     $ 306,094,526     $ 422,574,825     $ 555,455,246     $ 435,790,502
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                $ 282,631,486     $ 432,252,379     $ 613,688,721     $ 396,460,802
Undistributed Net Investment Income (Loss)                           162,528        (1,611,276)       (2,184,312)       (1,857,070)
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                      30,941,489       (23,938,882)      (28,370,886)       22,628,233
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, and Futures Contracts                                 (7,640,977)       15,872,604       (27,678,277)       18,558,537
==================================================================================================================================
NET ASSETS                                                     $ 306,094,526     $ 422,574,825     $ 555,455,246     $ 435,790,502
==================================================================================================================================
   A-Class                                                     $   7,426,631     $  13,072,182     $   8,120,352     $   5,891,688
   C-Class                                                        52,544,132        43,421,340        50,188,910        36,138,069
   H-Class                                                       246,123,763       366,081,303       497,145,984       393,760,745

SHARES OUTSTANDING
   A-Class                                                           187,702           334,908           420,254           273,700
   C-Class                                                         1,390,865         1,158,847         2,792,559         1,741,907
   H-Class                                                         6,222,021         9,374,231        25,736,721        18,299,977

NET ASSET VALUES
   A-Class                                                     $       39.57     $       39.03     $       19.32     $       21.53
   A-Class Maximum Offering Price***                                   41.54             40.98             20.28             22.60
   C-Class                                                             37.78             37.47             17.97             20.75
   H-Class                                                             39.56             39.05             19.32             21.52

  *   THE COST OF SECURITIES AT VALUE IS $0, $0, $0, $0, $0, $0, $21,091,646,
      AND $23,999,350, RESPECTIVELY.

 ** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $313,814,821, $406,815,720, $583,268,107, $417,355,999, $59,431,612, $47,608,769, $0, AND $0,
      RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


42 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                                   June 30, 2006
--------------------------------------------------------------------------------

                                                                                       INVERSE                             INVERSE
                                                                     DYNAMIC           DYNAMIC           DYNAMIC           DYNAMIC
                                                                         DOW               DOW   RUSSELL 2000(R)   RUSSELL 2000(R)
                                                                        FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2 and 6)                        $          --     $          --     $  21,215,046     $  23,999,350
Investments in Master Portfolio** (Note 3)                        60,901,223        46,888,249                --                --
Segregated Cash with Broker                                               --                --         1,487,500         4,476,200
Cash                                                                      --                --         6,610,571                --
Receivable for Equity Index Swap Settlement (Note 1)                      --                --           486,923                --
Receivable for Futures Contracts Settlement (Note 1)                      --                --           122,435                --
Receivable for Securities Sold (Note 1)                            2,048,566        14,224,378         1,547,022                --
Receivable for Fund Shares Purchased                               5,638,485         4,362,925         4,297,918           985,887
Investment Income Receivable (Note 1)                                     --                --             9,718             8,881
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                   68,588,274        65,475,552        35,777,133        29,470,318
==================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                         --                --                --         1,527,520
Payable for Futures Contracts Settlement (Note 1)                         --                --                --            34,634
Payable for Securities Purchased (Note 1)                            187,123         2,743,892         1,439,468                --
Liability for Fund Shares Redeemed                                 7,480,284        15,821,767         1,700,389         3,444,298
Investment Advisory Fees Payable (Note 4)                                 --                --            11,010            14,370
Transfer Agent and Administrative Fees Payable (Note 4)                9,441            10,980             3,058             3,992
Distribution and Service Fees Payable (Note 4)                         4,539             4,077             1,431             2,149
Portfolio Accounting Fees Payable (Note 4)                             5,664             6,588             1,835             2,395
Custody Fees Payable                                                      --                --               294               383
Cash Due to Custodian Bank                                                --                --                --         2,313,199
Other Liabilities                                                      8,995            13,288             1,468             2,059
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                               7,696,046        18,600,592         3,158,953         7,344,999
==================================================================================================================================
NET ASSETS                                                     $  60,892,228     $  46,874,960     $  32,618,180     $  22,125,319
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                $  59,275,108     $  46,860,559     $  32,534,875     $  24,046,275
Undistributed Net Investment Income (Loss)                          (124,962)          (63,417)           12,452            39,939
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                         272,471           798,338        (1,319,401)         (676,055)
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, and Futures Contracts                                  1,469,611          (720,520)        1,390,254        (1,284,840)
==================================================================================================================================
NET ASSETS                                                     $  60,892,228     $  46,874,960     $  32,618,180     $  22,125,319
==================================================================================================================================
   A-Class                                                     $   1,973,716     $   1,888,684     $     181,884     $      94,847
   C-Class                                                         4,565,701         3,009,426         2,180,179         1,569,905
   H-Class                                                        54,352,811        41,976,850        30,256,117        20,460,567

SHARES OUTSTANDING
   A-Class                                                            76,105            44,008             7,272             1,943
   C-Class                                                           179,036            71,447            87,266            32,183
   H-Class                                                         2,094,004           978,167         1,209,690           419,110

NET ASSET VALUES
   A-Class                                                     $       25.93     $       42.92     $       25.01     $       48.82
   A-Class Maximum Offering Price***                                   27.22             45.06             26.26             51.25
   C-Class                                                             25.50             42.12             24.98             48.78
   H-Class                                                             25.96             42.91             25.01             48.82

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 43

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       INVERSE                             INVERSE
                                                                     DYNAMIC           DYNAMIC           DYNAMIC           DYNAMIC
                                                                     S&P 500           S&P 500               OTC               OTC
                                                                        FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $          --     $          --     $          --     $          --
Dividends (Note 1)                                                        --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                           --                --                --                --
==================================================================================================================================

EXPENSES
Investment Advisory Fees (Note 4)                                         --                --                --                --
Transfer Agent and Administrative Fees (Note 4)                      388,246           499,499           642,359           561,665
Distribution & Service Fees (Note 4):
   A-Class                                                             6,397             8,973             7,319             8,548
   C-Class                                                           290,149           174,746           282,897           176,311
   H-Class                                                           309,312           446,839           564,316           509,038
Portfolio Accounting Fees (Note 4)                                   232,948           299,699           385,415           336,999
Registration Fees                                                     70,701            73,206           115,341            91,367
Trustees' Fees*                                                       14,030            14,256            22,969            18,044
Custody Fees                                                              --                --                --                --
Tax Expense                                                               --             1,659                --                --
Miscellaneous                                                         97,607           148,051           163,696           155,098
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  1,409,390         1,666,928         2,184,312         1,857,070
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (1,409,390)       (1,666,928)       (2,184,312)       (1,857,070)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             30,941,489       (23,938,882)      (28,370,886)       22,628,233
Equity Index Swaps                                                        --                --                --                --
Futures Contracts                                                         --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 30,941,489       (23,938,882)      (28,370,886)       22,628,233
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (19,774,776)       29,436,303       (18,662,804)       28,412,659
Equity Index Swaps                                                        --                --                --                --
Futures Contracts                                                         --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (19,774,776)       29,436,303       (18,662,804)       28,412,659
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    11,166,713         5,497,421       (47,033,690)       51,040,892
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $   9,757,323     $   3,830,493     $ (49,218,002)    $  49,183,822
==================================================================================================================================

*     RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


44 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                                                       INVERSE                             INVERSE
                                                                     DYNAMIC           DYNAMIC           DYNAMIC           DYNAMIC
                                                                         DOW               DOW   RUSSELL 2000(R)   RUSSELL 2000(R)
                                                                        FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $          --     $          --     $      25,945     $      67,986
Dividends (Note 1)                                                        --                --             7,757                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                           --                --            33,702            67,986
==================================================================================================================================

EXPENSES
Investment Advisory Fees (Note 4)                                         --                --            11,009            14,370
Transfer Agent and Administrative Fees (Note 4)                       38,305            60,290             3,058             3,992
Distribution & Service Fees (Note 4):
   A-Class                                                             1,935             1,841                30                21
   C-Class                                                            17,271            13,420               699             1,331
   H-Class                                                            32,052            55,095             2,854             3,638
Portfolio Accounting Fees (Note 4)                                    22,983            36,174             1,835             2,395
Registration Fees                                                      6,286             9,600                --                --
Trustees' Fees*                                                        1,251             1,895                --                --
Custody Fees                                                              --                --               294               383
Tax Expense                                                               --                --                --                --
Miscellaneous                                                         10,490            16,907             1,471             1,917
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                    130,573           195,222            21,250            28,047
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (130,573)         (195,222)           12,452            39,939
==================================================================================================================================

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                272,471           798,338             8,467                --
Equity Index Swaps                                                        --                --          (723,583)         (517,211)
Futures Contracts                                                         --                --          (604,285)         (158,844)
----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                    272,471           798,338        (1,319,401)         (676,055)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              2,520,021        (1,851,858)          123,400                --
Equity Index Swaps                                                        --                --           606,162        (1,010,309)
Futures Contracts                                                         --                --           660,692          (274,531)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               2,520,021        (1,851,858)        1,390,254        (1,284,840)
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                     2,792,492        (1,053,520)           70,853        (1,960,895)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $   2,661,919     $  (1,248,742)    $      83,305     $  (1,920,956)
==================================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 45

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          INVERSE DYNAMIC
                                                               DYNAMIC S&P 500 FUND                        S&P 500 FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD                YEAR              PERIOD                YEAR
                                                                  ENDED               ENDED               ENDED               ENDED
                                                               JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                                  2006+                2005               2006+                2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                     $    (1,409,390)    $    (3,274,000)    $    (1,666,928)    $    (2,878,563)
Net Realized Gain (Loss) on Investments                      30,941,489          38,128,324         (23,938,882)        (44,164,052)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                           (19,774,776)        (24,233,183)         29,436,303          16,807,786
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations         9,757,323          10,621,141           3,830,493         (30,234,829)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                           --             (22,987)                 --             (80,171)
   C-Class                                                           --            (692,954)                 --            (516,427)
   H-Class                                                           --          (3,154,462)                 --          (4,529,823)
Realized Gain on Investment
   A-Class                                                           --                  --                  --                  --
   C-Class                                                           --                  --                  --                  --
   H-Class                                                           --                  --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --          (3,870,403)                 --          (5,126,421)
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                    8,100,897           7,737,095          15,498,549          12,314,796
   C-Class                                                  100,533,598         331,419,437          94,494,181         258,921,830
   H-Class                                                1,218,864,935       3,026,438,340       1,423,164,702       2,665,012,662

VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class                                                           --              22,064                  --              76,418
   C-Class                                                           --             662,538                  --             460,943
   H-Class                                                           --           2,535,758                  --           3,689,553

COST OF SHARES REDEEMED
   A-Class                                                   (4,972,334)         (5,290,704)         (6,850,049)         (8,603,639)
   C-Class                                                 (111,507,836)       (345,011,294)        (80,023,695)       (253,802,874)
   H-Class                                               (1,290,959,795)     (3,080,504,298)     (1,318,362,626)     (2,606,217,664)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  (79,940,535)        (61,991,064)        127,921,062          71,852,025
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (70,183,212)        (55,240,326)        131,751,555          36,490,775
NET ASSETS--BEGINNING OF PERIOD                             376,277,738         431,518,064         290,823,270         254,332,495
===================================================================================================================================
NET ASSETS--END OF PERIOD                               $   306,094,526     $   376,277,738     $   422,574,825     $   290,823,270
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $       162,528     $     1,571,918     $    (1,611,276)    $        55,652
===================================================================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


46 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                 DYNAMIC OTC FUND                    INVERSE DYNAMIC OTC FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD                YEAR              PERIOD                YEAR
                                                                  ENDED               ENDED               ENDED               ENDED
                                                               JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                                  2006+                2005               2006+                2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                     $    (2,184,312)    $    (4,553,722)    $    (1,857,070)    $    (4,062,627)
Net Realized Gain (Loss) on Investments                     (28,370,886)         65,381,831          22,628,233         (27,617,425)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                           (18,662,804)        (88,760,821)         28,412,659           4,011,867
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       (49,218,002)        (27,932,712)         49,183,822         (27,668,185)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                           --             (27,930)                 --             (92,577)
   C-Class                                                           --            (386,306)                 --            (656,744)
   H-Class                                                           --          (2,944,242)                 --          (6,846,547)
Realized Gain on Investment
   A-Class                                                           --                  --                  --                  --
   C-Class                                                           --                  --                  --                  --
   H-Class                                                           --                  --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --          (3,358,478)                 --          (7,595,868)
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                    8,882,177          10,145,640          16,013,894          15,826,003
   C-Class                                                  160,890,002         494,704,844         134,119,289         452,027,021
   H-Class                                                4,491,257,975       8,885,418,709       3,320,762,037       7,534,568,517

VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class                                                           --              26,293                  --              43,111
   C-Class                                                           --             349,936                  --             592,400
   H-Class                                                           --           2,619,082                  --           6,033,319

COST OF SHARES REDEEMED
   A-Class                                                   (5,139,487)         (7,617,749)        (17,318,153)         (9,447,876)
   C-Class                                                 (160,383,223)       (520,294,903)       (136,565,982)       (440,042,022)
   H-Class                                               (4,523,014,449)     (8,954,421,250)     (3,376,677,561)     (7,401,120,871)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  (27,507,005)        (89,069,398)        (59,666,476)        158,479,602
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (76,725,007)       (120,360,588)        (10,482,654)        123,215,549
NET ASSETS--BEGINNING OF PERIOD                             632,180,253         752,540,841         446,273,156         323,057,607
===================================================================================================================================
NET ASSETS--END OF PERIOD                               $   555,455,246     $   632,180,253     $   435,790,502     $   446,273,156
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $    (2,184,312)    $            --     $    (1,857,070)    $            --
===================================================================================================================================

                                                                                                          INVERSE DYNAMIC
                                                                 DYNAMIC DOW FUND                            DOW FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD                YEAR              PERIOD                YEAR
                                                                  ENDED               ENDED               ENDED               ENDED
                                                               JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                                  2006+                2005               2006+                2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                     $      (130,573)    $      (243,421)    $      (195,222)    $      (311,662)
Net Realized Gain (Loss) on Investments                         272,471             527,318             798,338          (4,402,094)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                             2,520,021          (1,688,416)         (1,851,858)          1,266,267
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations         2,661,919          (1,404,519)         (1,248,742)         (3,447,489)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                           --                (353)                 --              (1,526)
   C-Class                                                           --                (895)                 --              (4,467)
   H-Class                                                           --              (8,318)                 --             (52,019)
Realized Gain on Investment
   A-Class                                                           --              (2,203)                 --             (11,699)
   C-Class                                                           --              (5,584)                 --              (7,380)
   H-Class                                                           --             (51,920)                 --            (140,784)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --             (69,273)                 --            (217,875)
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                    2,042,421           2,763,227           2,851,427           6,016,189
   C-Class                                                   26,322,430          48,943,821          10,394,680          34,466,614
   H-Class                                                  476,505,051         966,072,809         551,005,850         987,131,489

VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class                                                           --               2,440                  --               4,159
   C-Class                                                           --               6,402                  --              11,318
   H-Class                                                           --              57,533                  --             171,006

COST OF SHARES REDEEMED
   A-Class                                                   (1,688,508)         (1,657,217)         (2,060,922)         (5,033,214)
   C-Class                                                  (25,849,443)        (49,244,383)         (9,238,456)        (32,813,328)
   H-Class                                                 (458,507,455)       (968,010,054)       (544,960,202)       (964,671,765)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                   18,824,496          (1,065,422)          7,992,377          25,282,468
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        21,486,415          (2,539,214)          6,743,635          21,617,104
NET ASSETS--BEGINNING OF PERIOD                              39,405,813          41,945,027          40,131,325          18,514,221
===================================================================================================================================
NET ASSETS--END OF PERIOD                               $    60,892,228     $    39,405,813     $    46,874,960     $    40,131,325
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $      (124,962)    $         5,611     $       (63,417)    $       131,805
===================================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 47

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                         DYNAMIC RUSSELL        INVERSE DYNAMIC
                                                                          2000(R) FUND        RUSSELL 2000(R) FUND
------------------------------------------------------------------------------------------------------------------
                                                                                  PERIOD                    PERIOD
                                                                                   ENDED                     ENDED
                                                                                JUNE 30,                  JUNE 30,
                                                                                  2006*+                    2006*+
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                                    $        12,452           $        39,939
Net Realized Loss on Investments                                              (1,319,401)                 (676,055)
Net Change in Unrealized Appreciation (Depreciation) on Investments            1,390,254                (1,284,840)
------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                             83,305                (1,920,956)
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                                --                        --
==================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                                       229,511                   342,955
   C-Class                                                                     5,575,122                 7,698,392
   H-Class                                                                    81,191,737                68,096,977

VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class                                                                            --                        --
   C-Class                                                                            --                        --
   H-Class                                                                            --                        --

COST OF SHARES REDEEMED
   A-Class                                                                       (46,825)                 (236,943)
   C-Class                                                                    (3,368,246)               (5,958,360)
   H-Class                                                                   (51,046,424)              (45,896,746)
==================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                            32,534,875                24,046,275
------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                                    32,618,180                22,125,319
NET ASSETS--BEGINNING OF PERIOD                                                       --                        --
==================================================================================================================
NET ASSETS--END OF PERIOD                                                $    32,618,180           $    22,125,319
==================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $        12,452           $        39,939
==================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

+     UNAUDITED.

                                              See Notes to Financial Statements.


48 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                    NET
                                                      NET         INCREASE
                                                    REALIZED     (DECREASE)                                                  NET
                                                      AND          IN NET                                                  INCREASE
                                                   UNREALIZED      ASSET                                                  (DECREASE)
                         NET ASSET                   GAINS         VALUE     DISTRIBUTIONS  DISTRIBUTIONS                     IN
                           VALUE,        NET        (LOSSES)     RESULTING     FROM NET       FROM NET                       NET
                         BEGINNING    INVESTMENT       ON           FROM      INVESTMENT      REALIZED          TOTAL       ASSET
                         OF PERIOD      LOSS+      SECURITIES    OPERATIONS     INCOME      CAPITAL GAINS   DISTRIBUTIONS   VALUE
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND A-CLASS
   JUNE 30, 2006@         $  39.00      $  (.15)    $    .72      $    .57      $     --      $     --       $     --      $    .57
   December 31, 2005         38.13         (.28)        1.56          1.28          (.41)           --           (.41)          .87
   December 31, 2004*        31.91         (.07)        6.29          6.22            --            --             --          6.22

DYNAMIC S&P 500 FUND C-CLASS
   JUNE 30, 2006@            37.37         (.30)         .71           .41            --            --             --           .41
   December 31, 2005         36.85         (.53)        1.46           .93          (.41)           --           (.41)          .52
   December 31, 2004         31.57         (.52)        5.80          5.28            --            --             --          5.28
   December 31, 2003         20.76         (.38)       11.19         10.81            --            --             --         10.81
   December 31, 2002++       39.24         (.42)      (18.06)       (18.48)           --            --             --        (18.48)
   December 31, 2001++       60.00         (.57)      (20.19)       (20.76)           --            --             --        (20.76)

DYNAMIC S&P 500 FUND H-CLASS
   JUNE 30, 2006@            38.98         (.16)         .74           .58            --            --             --           .58
   December 31, 2005         38.13         (.27)        1.53          1.26          (.41)           --           (.41)          .85
   December 31, 2004         32.43         (.25)        5.95          5.70            --            --             --          5.70
   December 31, 2003         21.18         (.19)       11.44         11.25            --            --             --         11.25
   December 31, 2002++       39.66         (.21)      (18.27)       (18.48)           --            --             --        (18.48)
   December 31, 2001++       60.03         (.24)      (20.13)       (20.37)           --            --             --        (20.37)

INVERSE DYNAMIC S&P 500 FUND A-CLASS
   JUNE 30, 2006@            39.49         (.14)        (.32)         (.46)           --            --             --          (.46)
   December 31, 2005         42.11         (.31)       (1.62)        (1.93)         (.69)           --           (.69)        (2.62)
   December 31, 2004*        50.99         (.11)       (8.77)        (8.88)           --            --             --         (8.88)

INVERSE DYNAMIC S&P 500 FUND C-CLASS
   JUNE 30, 2006@            38.05         (.27)        (.31)         (.58)           --            --             --          (.58)
   December 31, 2005         40.92         (.61)       (1.57)        (2.18)         (.69)           --           (.69)        (2.87)
   December 31, 2004         51.58         (.73)       (9.93)       (10.66)           --            --             --        (10.66)
   December 31, 2003         92.07        (1.03)      (39.46)       (40.49)           --            --             --        (40.49)
   December 31, 2002         67.98        (1.36)       26.19         24.83            --          (.74)          (.74)        24.09
   December 31, 2001*        61.02         (.88)        7.84          6.96            --            --             --          6.96

INVERSE DYNAMIC S&P 500 FUND H-CLASS
   JUNE 30, 2006@            39.51         (.14)        (.32)         (.46)           --            --             --          (.46)
   December 31, 2005         42.13         (.31)       (1.62)        (1.93)         (.69)           --           (.69)        (2.62)
   December 31, 2004         52.66         (.38)      (10.15)       (10.53)           --            --             --        (10.53)
   December 31, 2003         93.27         (.56)      (40.05)       (40.61)           --            --             --        (40.61)
   December 31, 2002         68.39         (.71)       26.33         25.62            --          (.74)          (.74)        24.88
   December 31, 2001         56.61         (.27)       12.05         11.78            --            --             --         11.78

                                                                    RATIOS TO
                                                               AVERAGE NET ASSETS:
                                                      --------------------------------------
                         NET ASSET                                                                           NET ASSETS,
                           VALUE,        TOTAL                                       NET        PORTFOLIO      END OF
                           END OF     INVESTMENT         GROSS         TOTAL      INVESTMENT    TURNOVER    PERIOD (000'S
                           PERIOD       RETURN        EXPENSES ss.  EXPENSES ss.     LOSS        RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND A-CLASS
   JUNE 30, 2006@         $  39.57         1.46%         1.70%**       1.70%**      (0.77)%**         5%     $  7,427
   December 31, 2005         39.00         3.39%         1.77%         1.69%        (0.76)%          77%        4,272
   December 31, 2004*        38.13        19.49%         1.61%**       1.61%**      (0.68)%**       190%        1,555

DYNAMIC S&P 500 FUND C-CLASS
   JUNE 30, 2006@            37.78         1.10%         2.44%**       2.44%**      (1.51)%**         5%       52,544
   December 31, 2005         37.37         2.56%         2.50%         2.41%        (1.48)%          77%       63,328
   December 31, 2004         36.85        16.72%         2.45%         2.45%        (1.52)%         190%       77,838
   December 31, 2003         31.57        52.07%         2.46%         2.46%        (1.52)%         769%       70,715
   December 31, 2002++       20.76       (47.09)%        2.50%         2.50%        (1.56)%       1,227%       11,491
   December 31, 2001++       39.24       (34.60)%        2.64%         2.50%        (2.08)%       1,494%        7,965

DYNAMIC S&P 500 FUND H-CLASS
   JUNE 30, 2006@            39.56         1.49%         1.69%**       1.69%**      (0.76)%**         5%      246,124
   December 31, 2005         38.98         3.34%         1.75%         1.67%        (0.73)%          77%      308,677
   December 31, 2004         38.13        17.58%         1.70%         1.70%        (0.77)%         190%      352,125
   December 31, 2003         32.43        53.12%         1.71%         1.71%        (0.77)%         769%      247,115
   December 31, 2002++       21.18       (46.60)%        1.75%         1.75%        (0.81)%       1,227%      124,716
   December 31, 2001++       39.66       (33.93)%        1.89%         1.75%        (0.52)%       1,494%       97,786

INVERSE DYNAMIC S&P 500 FUND A-CLASS
   JUNE 30, 2006@            39.03        (1.16)%        1.71%**       1.71%**      (0.78)%**        --        13,072
   December 31, 2005         39.49        (4.53)%        1.77%         1.67%        (0.75)%          --         4,633
   December 31, 2004*        42.11       (17.42)%        1.65%**       1.65%**      (0.72)%**        --         1,498

INVERSE DYNAMIC S&P 500 FUND C-CLASS
   JUNE 30, 2006@            37.47        (1.52)%        2.46%**       2.46%**      (1.53)%**        --        43,421
   December 31, 2005         38.05        (5.28)%        2.51%         2.41%        (1.48)%          --        29,768
   December 31, 2004         40.92       (20.67)%        2.45%         2.45%        (1.52)%          --        28,465
   December 31, 2003         51.58       (43.98)%        2.46%         2.46%        (1.52)%          --        33,841
   December 31, 2002         92.07        36.54%         2.50%         2.50%        (1.49)%          --        16,786
   December 31, 2001*        67.98        11.41%         2.50%**       2.50%**      (1.52)%**        --         1,231

INVERSE DYNAMIC S&P 500 FUND H-CLASS
   JUNE 30, 2006@            39.05        (1.16)%        1.70%**       1.70%**      (0.77)%**        --       366,081
   December 31, 2005         39.51        (4.53)%        1.76%         1.66%        (0.74)%          --       256,422
   December 31, 2004         42.13       (20.00)%        1.70%         1.70%        (0.77)%          --       224,369
   December 31, 2003         52.66       (43.54)%        1.71%         1.71%        (0.77)%          --       311,796
   December 31, 2002         93.27        37.48%         1.75%         1.75%        (0.81)%          --       340,962
   December 31, 2001         68.39        20.81%         1.75%         1.75%        (0.39)%          --       128,237

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 7, 2001--INVERSE DYNAMIC S&P 500 FUND C-CLASS; SEPTEMBER 1, 2004--DYNAMIC S&P 500 FUND A-CLASS AND INVERSE DYNAMIC S&P 500 FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR PERIODS ENDED DECEMBER 31, 2001 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  @   UNAUDITED.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 49

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                    NET
                                                      NET         INCREASE
                                                    REALIZED     (DECREASE)                                                  NET
                                                      AND          IN NET                                                  INCREASE
                                                   UNREALIZED      ASSET                                                  (DECREASE)
                          NET ASSET                  GAINS         VALUE     DISTRIBUTIONS  DISTRIBUTIONS                     IN
                            VALUE,       NET        (LOSSES)     RESULTING     FROM NET       FROM NET                       NET
                          BEGINNING   INVESTMENT       ON           FROM      INVESTMENT      REALIZED          TOTAL       ASSET
                          OF PERIOD     LOSS+      SECURITIES    OPERATIONS     INCOME      CAPITAL GAINS   DISTRIBUTIONS   VALUE
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND A-CLASS
   JUNE 30, 2006@         $  21.90    $  (.08)     $  (2.50)     $  (2.58)     $     --       $     --        $     --     $ (2.58)
   December 31, 2005         22.72       (.15)         (.55)         (.70)         (.12)            --            (.12)       (.82)
   December 31, 2004*        16.73       (.10)         6.09          5.99            --             --              --        5.99

DYNAMIC OTC FUND C-CLASS
   JUNE 30, 2006@            20.46       (.16)        (2.33)        (2.49)           --             --              --       (2.49)
   December 31, 2005         21.41       (.28)         (.55)         (.83)         (.12)            --            (.12)       (.95)
   December 31, 2004         18.82       (.27)         2.86          2.59            --             --              --        2.59
   December 31, 2003          9.69       (.22)         9.77          9.55            --           (.42)           (.42)       9.13
   December 31, 2002         31.45       (.19)       (21.57)       (21.76)           --             --              --      (21.76)
   December 31, 2001        104.50       (.45)       (72.60)       (73.05)           --             --              --      (73.05)

DYNAMIC OTC FUND H-CLASS
   JUNE 30, 2006@            21.91       (.08)        (2.51)        (2.59)           --             --              --       (2.59)
   December 31, 2005         22.72       (.15)         (.54)         (.69)         (.12)            --            (.12)       (.81)
   December 31, 2004         19.81       (.15)         3.06          2.91            --             --              --        2.91
   December 31, 2003         10.11       (.12)        10.24         10.12            --           (.42)           (.42)       9.70
   December 31, 2002         32.06       (.12)       (21.83)       (21.95)           --             --              --      (21.95)
   December 31, 2001        104.70       (.14)       (72.50)       (72.64)           --             --              --      (72.64)

INVERSE DYNAMIC OTC FUND A-CLASS
   JUNE 30, 2006@            19.44       (.07)         2.16          2.09            --             --              --        2.09
   December 31, 2005         20.06       (.16)         (.11)         (.27)         (.35)            --            (.35)       (.62)
   December 31, 2004*        28.20       (.04)        (8.10)        (8.14)           --             --              --       (8.14)

INVERSE DYNAMIC OTC FUND C-CLASS
   JUNE 30, 2006@            18.80       (.14)         2.09          1.95            --             --              --        1.95
   December 31, 2005         19.56       (.31)         (.10)         (.41)         (.35)            --            (.35)       (.76)
   December 31, 2004         26.15       (.38)        (6.21)        (6.59)           --             --              --       (6.59)
   December 31, 2003         71.08       (.58)       (44.35)       (44.93)           --             --              --      (44.93)
   December 31, 2002         48.72      (1.13)        25.48         24.35            --          (1.99)          (1.99)      22.36
   December 31, 2001*        57.68       (.69)        (8.27)        (8.96)           --             --              --       (8.96)

INVERSE DYNAMIC OTC FUND H-CLASS
   JUNE 30, 2006@            19.43       (.07)         2.16          2.09            --             --              --        2.09
   December 31, 2005         20.05       (.16)         (.11)         (.27)         (.35)            --            (.35)       (.62)
   December 31, 2004         26.59       (.20)        (6.34)        (6.54)           --             --              --       (6.54)
   December 31, 2003         71.71       (.31)       (44.81)       (45.12)           --             --              --      (45.12)
   December 31, 2002         48.87       (.58)        25.41         24.83            --          (1.99)          (1.99)      22.84
   December 31, 2001         51.44       (.29)        (2.28)        (2.57)           --             --              --       (2.57)

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                        --------------------------------------
                           NET ASSET                                                                          NET ASSETS,
                             VALUE,        TOTAL                                      NET        PORTFOLIO      END OF
                             END OF     INVESTMENT        GROSS         TOTAL      INVESTMENT    TURNOVER    PERIOD (000'S
                             PERIOD       RETURN       EXPENSES ss.  EXPENSES ss.     LOSS        RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND A-CLASS
   JUNE 30, 2006@         $  19.32       (11.78)%        1.70%**       1.70%**      (0.77)%**        30%       $  8,120
   December 31, 2005         21.90        (3.09)%        1.69%         1.66%        (0.74)%         133%          5,195
   December 31, 2004*        22.72        35.80%         1.58%**       1.58%**      (0.65)%**       154%          2,308

DYNAMIC OTC FUND C-CLASS
   JUNE 30, 2006@            17.97       (12.17)%        2.44%**       2.44%**      (1.51)%**        30%         50,189
   December 31, 2005         20.46        (3.89)%        2.43%         2.40%        (1.48)%         133%         56,765
   December 31, 2004         21.41        13.76%         2.44%         2.44%        (1.51)%         154%         86,591
   December 31, 2003         18.82        98.54%         2.46%         2.46%        (1.52)%         530%         54,498
   December 31, 2002          9.69       (69.19)%        2.50%         2.50%        (1.54)%         298%         15,311
   December 31, 2001         31.45       (69.90)%        2.50%         2.50%        (1.58)%         733%         15,205

DYNAMIC OTC FUND H-CLASS
   JUNE 30, 2006@            19.32       (11.82)%        1.69%**       1.69%**      (0.76)%**        30%        497,146
   December 31, 2005         21.91        (3.05)%        1.68%         1.65%        (0.73)%         133%        570,220
   December 31, 2004         22.72        14.69%         1.67%         1.67%        (0.76)%         154%        663,642
   December 31, 2003         19.81       100.09%         1.71%         1.71%        (0.77)%         530%        460,652
   December 31, 2002         10.11       (68.47)%        1.75%         1.75%        (0.81)%         298%        162,943
   December 31, 2001         32.06       (69.38)%        1.75%         1.75%        (0.81)%         733%        197,495

INVERSE DYNAMIC OTC FUND A-CLASS
   JUNE 30, 2006@            21.53        10.75%         1.70%**       1.70%**      (0.77)%**        --           5,892
   December 31, 2005         19.44        (1.25)%        1.68%         1.68%        (0.76)%          --           6,438
   December 31, 2004*        20.06       (28.87)%        1.54%**       1.54%**      (0.61)%**        --             639

INVERSE DYNAMIC OTC FUND C-CLASS
   JUNE 30, 2006@            20.75        10.37%         2.45%**       2.45%**      (1.52)%**        --          36,138
   December 31, 2005         18.80        (2.00)%        2.40%         2.40%        (1.48)%          --          35,780
   December 31, 2004         19.56       (25.20)%        2.45%         2.45%        (1.52)%          --          27,640
   December 31, 2003         26.15       (63.21)%        2.46%         2.46%        (1.52)%          --          38,597
   December 31, 2002         71.08        50.09%         2.50%         2.50%        (1.60)%          --          22,654
   December 31, 2001*        48.72       (15.53)%        2.50%**       2.50%**      (1.42)%**        --           5,794

INVERSE DYNAMIC OTC FUND H-CLASS
   JUNE 30, 2006@            21.52        10.76%         1.70%**       1.70%**      (0.77)%**        --         393,761
   December 31, 2005         19.43        (1.25)%        1.66%         1.66%        (0.74)%          --         404,055
   December 31, 2004         20.05       (24.60)%        1.70%         1.70%        (0.77)%          --         294,779
   December 31, 2003         26.59       (62.92)%        1.71%         1.71%        (0.77)%          --         323,450
   December 31, 2002         71.71        50.92%         1.75%         1.75%        (0.80)%          --         299,375
   December 31, 2001         48.87        (5.00)%        1.75%         1.75%        (0.50)%          --         136,249

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 8, 2001--INVERSE DYNAMIC OTC FUND C-CLASS; SEPTEMBER 1, 2004--DYNAMIC OTC FUND A-CLASS AND INVERSE DYNAMIC OTC FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @   UNAUDITED.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


50 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET
                                                      NET         INCREASE
                                                    REALIZED     (DECREASE)                                                  NET
                                                      AND          IN NET                                                  INCREASE
                                                   UNREALIZED      ASSET                                                  (DECREASE)
                          NET ASSET                  GAINS         VALUE     DISTRIBUTIONS  DISTRIBUTIONS                     IN
                            VALUE,       NET        (LOSSES)     RESULTING     FROM NET       FROM NET                       NET
                          BEGINNING   INVESTMENT       ON           FROM      INVESTMENT      REALIZED         TOTAL        ASSET
                          OF PERIOD    (LOSS)+     SECURITIES    OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS    VALUE
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC DOW FUND A-CLASS
   JUNE 30, 2006@         $  24.39    $  (.10)      $   1.64       $ 1.54      $     --       $     --       $     --      $  1.54
   December 31, 2005         25.39       (.04)          (.92)        (.96)         (.01)          (.03)          (.04)       (1.00)
   December 31, 2004*        22.72       (.05)          2.72         2.67            --             --             --         2.67

DYNAMIC DOW FUND C-CLASS
   JUNE 30, 2006@            24.06       (.19)          1.63         1.44            --             --             --         1.44
   December 31, 2005         25.22       (.55)          (.57)       (1.12)         (.01)          (.03)          (.04)       (1.16)
   December 31, 2004*        25.00       (.30)           .52          .22            --             --             --          .22

DYNAMIC DOW FUND H-CLASS
   JUNE 30, 2006@            24.40       (.10)          1.66         1.56            --             --             --         1.56
   December 31, 2005         25.38       (.16)          (.78)        (.94)         (.01)          (.03)          (.04)        (.98)
   December 31, 2004*        25.00       (.14)           .52          .38            --             --             --          .38

INVERSE DYNAMIC DOW FUND A-CLASS
   JUNE 30, 2006@            45.63       (.16)         (2.55)       (2.71)           --             --             --        (2.71)
   December 31, 2005         45.41       (.35)           .78          .43          (.07)          (.14)          (.21)         .22
   December 31, 2004*        52.00       (.11)         (6.29)       (6.40)           --           (.19)          (.19)       (6.59)

INVERSE DYNAMIC DOW FUND C-CLASS
   JUNE 30, 2006@            44.95       (.31)         (2.52)       (2.83)           --             --             --        (2.83)
   December 31, 2005         45.10       (.70)           .76          .06          (.07)          (.14)          (.21)        (.15)
   December 31, 2004*        50.00       (.69)         (4.02)       (4.71)           --           (.19)          (.19)       (4.90)

INVERSE DYNAMIC DOW FUND H-CLASS
   JUNE 30, 2006@            45.63       (.16)         (2.56)       (2.72)           --             --             --        (2.72)
   December 31, 2005         45.41       (.35)           .78          .43          (.07)          (.14)          (.21)         .22
   December 31, 2004*        50.00       (.33)         (4.07)       (4.40)           --           (.19)          (.19)       (4.59)

DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   JUNE 30, 2006*@           25.00        .03           (.02)         .01            --             --             --          .01

DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   JUNE 30, 2006*@           25.00        .01           (.03)        (.02)           --             --             --         (.02)

DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   JUNE 30, 2006*@           25.00        .02           (.01)         .01            --             --             --          .01

INVERSE DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   JUNE 30, 2006*@           50.00        .12          (1.30)       (1.18)           --             --             --        (1.18)

INVERSE DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   JUNE 30, 2006*@           50.00        .10          (1.32)       (1.22)           --             --             --        (1.22)

INVERSE DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   JUNE 30, 2006*@           50.00        .12          (1.30)       (1.18)           --             --             --        (1.18)

                                                                     RATIOS TO
                                                                AVERAGE NET ASSETS:
                                                       --------------------------------------
                          NET ASSET                                                   NET                     NET ASSETS,
                            VALUE,       TOTAL                                     INVESTMENT     PORTFOLIO      END OF
                            END OF     INVESTMENT         GROSS         NET          INCOME       TURNOVER    PERIOD (000'S
                            PERIOD       RETURN          EXPENSES     EXPENSES       (LOSS)        RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------------
DYNAMIC DOW FUND A-CLASS
   JUNE 30, 2006@         $  25.93        6.31%         1.70%**ss.    1.70%**ss.    (0.77)%**       212%       $  1,974
   December 31, 2005         24.39       (3.78)%        1.67%ss.      1.67%ss.      (0.17)%         410%          1,522
   December 31, 2004*        25.39       11.75%         1.56%**ss.    1.56%**ss.    (0.63)%**       796%            359

DYNAMIC DOW FUND C-CLASS
   JUNE 30, 2006@            25.50        5.99%         2.45%**ss.    2.45%**ss.    (1.52)%**       212%          4,566
   December 31, 2005         24.06       (4.44)%        2.39%ss.      2.39%ss.      (2.31)%         410%          3,988
   December 31, 2004*        25.22        0.88%         2.41%**ss.    2.41%**ss.    (1.48)%**       796%          4,368

DYNAMIC DOW FUND H-CLASS
   JUNE 30, 2006@            25.96        6.39%         1.70%**ss.    1.70%**ss.    (0.77)%**       212%         54,353
   December 31, 2005         24.40       (3.71)%        1.65%ss.      1.65%ss.      (0.67)%         410%         33,896
   December 31, 2004*        25.38        1.52%         1.65%**ss.    1.65%**ss.    (0.72)%**       796%         37,218

INVERSE DYNAMIC DOW FUND A-CLASS
   JUNE 30, 2006@            42.92       (5.94)%        1.70%**ss.    1.70%**ss.    (0.77)%**        --           1,889
   December 31, 2005         45.63        0.94%         1.70%ss.      1.69%ss.      (0.77)%          --           1,177
   December 31, 2004*        45.41      (12.30)%        1.62%**ss.    1.62%**ss.    (0.69)%**        --             347

INVERSE DYNAMIC DOW FUND C-CLASS
   JUNE 30, 2006@            42.12       (6.30)%        2.45%**ss.    2.45%**ss.    (1.52)%**        --           3,009
   December 31, 2005         44.95        0.12%         2.42%ss.      2.41%ss.      (1.49)%          --           1,907
   December 31, 2004*        45.10       (9.42)%        2.43%**ss.    2.43%**ss.    (1.50)%**        --             455

INVERSE DYNAMIC DOW FUND H-CLASS
   JUNE 30, 2006@            42.91       (5.96)%        1.70%**ss.    1.70%**ss.    (0.77)%**        --          41,977
   December 31, 2005         45.63        0.94%         1.67%ss.      1.66%ss.      (0.74)%          --          37,047
   December 31, 2004*        45.41       (8.80)%        1.67%**ss.    1.67%**ss.    (0.74)%**        --          17,712

DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   JUNE 30, 2006*@           25.01        0.04%         1.69%**       1.69%**        1.35%**         17%            182

DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   JUNE 30, 2006*@           24.98       (0.08)%        2.44%**       2.44%**        0.33%**         17%          2,180

DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   JUNE 30, 2006*@           25.01        0.04%         1.70%**       1.70%**        1.06%**         17%         30,256

INVERSE DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   JUNE 30, 2006*@           48.82       (2.36)%        1.70%**       1.70%**        2.55%**         --              95

INVERSE DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   JUNE 30, 2006*@           48.78       (2.44)%        2.45%**       2.45%**        1.94%**         --           1,570

INVERSE DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   JUNE 30, 2006*@           48.82       (2.36)%        1.69%**       1.69%**        2.55%**         --          20,461

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--DYNAMIC DOW FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004-- DYNAMIC DOW FUND A-CLASS AND INVERSE DYNAMIC DOW FUND A-CLASS. MAY 31, 2006-- DYNAMIC RUSSELL 2000(R) FUND, A-CLASS, C-CLASS, AND H-CLASS AND INVERSE DYNAMIC RUSSELL 2000(R) FUND A-CLASS, C-CLASS, AND H-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  @   UNAUDITED.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 51

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Dynamic S&P 500 Fund would act as a feeder, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which is the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.

                                              See Notes to Financial Statements.


52 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 53

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       INVERSE
                                                                     DYNAMIC           DYNAMIC           DYNAMIC           INVERSE
                                                                     S&P 500           S&P 500               OTC       DYNAMIC OTC
                                                                      MASTER            MASTER            MASTER            MASTER
                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                      $ 312,539,219     $ 450,035,305     $ 556,146,026     $ 487,023,543
Segregated Cash with Broker                                        3,534,300         7,461,500        13,260,000         1,974,500
Cash                                                                   1,008                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)               5,902,808                --         9,513,911                --
Receivable for Futures Contracts Settlement (Note 1)                      --           316,085                --           142,975
Receivable for Fund Shares Purchased                              25,620,030                --        92,855,541                --
Investment Income Receivable (Note 1)                                276,045            74,871            20,216           116,548
Other Assets                                                          94,575                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  347,967,985       457,887,761       671,795,694       489,257,566
==================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                         --        18,507,301                --        25,311,372
Payable for Futures Contracts Settlement (Note 1)                    184,898                --           875,566                --
Payable upon Return of Securities Loaned (Note 9)                 41,385,061                --       114,943,835                --
Liability for Fund Shares Redeemed                                        --        16,317,908                --        27,643,796
Investment Advisory Fees Payable (Note 4)                            218,359           364,508           376,409           372,223
Custody Fees Payable                                                   5,823             9,720            10,054            15,639
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              41,794,141        35,199,437       116,205,864        53,343,030
==================================================================================================================================
NET ASSETS                                                     $ 306,173,844     $ 422,688,324     $ 555,589,830     $ 435,914,536
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                $ 301,043,171     $ 854,521,089     $ 657,456,004     $ 653,933,149
Undistributed Net Investment Income                                2,030,446         7,481,103            72,275         8,261,871
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts                     (67,569,359)     (418,809,307)     (233,048,988)     (202,573,553)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, and Futures Contracts                      70,669,586       (20,504,561)      131,110,539       (23,706,931)
==================================================================================================================================
NET ASSETS                                                     $ 306,173,844     $ 422,688,324     $ 555,589,830     $ 435,914,536
==================================================================================================================================
SHARES OUTSTANDING                                                 9,217,559        11,522,609        66,617,981        19,058,749

NET ASSET VALUES                                               $       33.22     $       36.68     $        8.34     $       22.87

* THE COST OF SECURITIES AT VALUE IS $248,322,656, $450,043,555, $436,067,795, $487,037,543, $65,333,430, AND $60,628,925, RESPECTIVELY.

                                              See Notes to Financial Statements.


54 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                                   June 30, 2006
--------------------------------------------------------------------------------

                                                                     DYNAMIC           INVERSE
                                                                         DOW       DYNAMIC DOW
                                                                      MASTER            MASTER
                                                                   PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                      $  68,176,610     $  60,628,925
Segregated Cash with Broker                                        1,162,200         1,006,200
Cash                                                                      --                --
Receivable for Equity Index Swap Settlement (Note 1)               1,059,704                --
Receivable for Futures Contracts Settlement (Note 1)                      --            72,309
Receivable for Fund Shares Purchased                                 187,123         2,743,892
Investment Income Receivable (Note 1)                                 45,150            22,445
Other Assets                                                              --                --
----------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                   70,630,787        64,473,771
==============================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                         --         3,320,544
Payable for Futures Contracts Settlement (Note 1)                     83,614                --
Payable upon Return of Securities Loaned (Note 9)                  7,562,478                --
Liability for Fund Shares Redeemed                                 2,048,566        14,224,378
Investment Advisory Fees Payable (Note 4)                             33,999            39,545
Custody Fees Payable                                                     907             1,055
----------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                               9,729,564        17,585,522
==============================================================================================
NET ASSETS                                                     $  60,901,223     $  46,888,249
==============================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                $  58,742,903     $  55,036,490
Undistributed Net Investment Income                                  301,715           913,130
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts                      (2,600,639)       (6,600,193)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, and Futures Contracts                       4,457,244        (2,461,178)
==============================================================================================
NET ASSETS                                                     $  60,901,223     $  46,888,249
==============================================================================================
SHARES OUTSTANDING                                                 2,364,193         1,076,940

NET ASSET VALUES                                               $       25.76     $       43.54

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 55

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       INVERSE
                                                                     DYNAMIC           DYNAMIC           DYNAMIC           INVERSE
                                                                     S&P 500           S&P 500               OTC       DYNAMIC OTC
                                                                      MASTER            MASTER            MASTER            MASTER
                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $     870,459     $   9,326,480     $   1,411,942     $  10,342,533
Interest from Securities Lending, net (Note 9)                        10,896                --            45,445                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                   2,583,197                --         1,015,922                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    3,464,552         9,326,480         2,473,309        10,342,533
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  1,398,341         1,798,944         2,313,575         2,022,875
Custody Fees                                                          35,765            46,433            87,459            57,787
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  1,434,106         1,845,377         2,401,034         2,080,662
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                              2,030,446         7,481,103            72,275         8,261,871
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              8,726,287           (16,500)       14,567,731           (38,639)
Equity Index Swaps                                                (5,524,731)       23,746,430       (44,695,905)       84,040,496
Futures Contracts                                                 (2,851,854)        1,479,048       (12,203,159)       (2,443,347)
----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                    349,702        25,208,978       (42,331,333)       81,558,510
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             (2,133,739)               --       (26,330,801)           14,000
Equity Index Swaps                                                 9,001,958       (24,913,476)       18,830,968       (34,403,227)
Futures Contracts                                                  1,918,345        (2,279,178)        2,725,169        (4,390,264)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               8,786,564       (27,192,654)       (4,774,664)      (38,779,491)
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                     9,136,266        (1,983,676)      (47,105,997)       42,779,019
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $  11,166,712     $   5,497,427     $ (47,033,722)    $  51,040,890
==================================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $0, $0, $7,629, $0, $0, AND $0,
      RESPECTIVELY.

                                              See Notes to Financial Statements.


56 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                                     DYNAMIC           INVERSE
                                                                         DOW       DYNAMIC DOW
                                                                      MASTER            MASTER
                                                                   PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $     191,496     $   1,136,063
Interest from Securities Lending, net (Note 9)                         2,377                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                     249,681                --
----------------------------------------------------------------------------------------------
   Total Income                                                      443,554         1,136,063
----------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                    137,958           217,132
Custody Fees                                                           3,881             5,801
----------------------------------------------------------------------------------------------
   Total Expenses                                                    141,839           222,933
----------------------------------------------------------------------------------------------
Net Investment Income                                                301,715           913,130
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                614,254                --
Equity Index Swaps                                                  (467,871)        1,523,162
Futures Contracts                                                   (282,656)         (128,783)
----------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                   (136,273)        1,394,379
----------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                449,759                --
Equity Index Swaps                                                 1,535,122        (3,121,781)
Futures Contracts                                                    642,169          (239,248)
----------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               2,627,050        (3,361,029)
----------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                     2,490,777        (1,966,650)
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $   2,792,492     $  (1,053,520)
==============================================================================================

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 57

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       DYNAMIC                               INVERSE
                                                                       S&P 500                           DYNAMIC S&P 500
                                                                        MASTER                                MASTER
                                                                      PORTFOLIO                             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                   PERIOD               YEAR             PERIOD               YEAR
                                                                    ENDED              ENDED              ENDED              ENDED
                                                                 JUNE 30,       DECEMBER 31,           JUNE 30,       DECEMBER 31,
                                                                    2006+               2005              2006+               2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $     2,030,446    $     4,392,773    $     7,481,103    $     8,102,118
Net Realized Gain (Loss) on Investments                           349,702          9,170,632         25,208,978        (43,672,700)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                               8,786,564            331,744        (27,192,654)         8,214,312
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          11,166,712         13,895,149          5,497,427        (27,356,270)
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                            --           (280,142)                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --           (280,142)                --                 --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                397,882,772      1,047,339,273        546,821,227      1,104,494,816
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                --            280,142                 --                 --
COST OF SHARES REDEEMED                                      (479,327,720)    (1,116,400,670)      (420,552,602)    (1,040,687,197)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                    (81,444,948)       (68,781,255)       126,268,625         63,807,619
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         (70,278,236)       (55,166,248)       131,766,052         36,451,349
NET ASSETS--BEGINNING OF PERIOD                               376,452,080        431,618,328        290,922,272        254,470,923
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $   306,173,844    $   376,452,080    $   422,688,324    $   290,922,272
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $     2,030,446    $            --    $     7,481,103    $            --
==================================================================================================================================

TRANSACTIONS IN SHARES
Shares Purchased                                               11,680,924         34,098,682         15,460,443         27,973,135
Shares Purchased Through Reinvestment                                  --              8,753                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                                11,680,924         34,107,435         15,460,443         27,973,135
Shares Redeemed                                               (14,010,129)       (36,333,618)       (11,808,279)       (26,727,882)
----------------------------------------------------------------------------------------------------------------------------------
Net Shares Purchased                                           (2,329,205)        (2,226,183)         3,652,164          1,245,253
==================================================================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


58 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                       DYNAMIC                               INVERSE
                                                                         OTC                               DYNAMIC OTC
                                                                        MASTER                                MASTER
                                                                      PORTFOLIO                             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                   PERIOD               YEAR             PERIOD               YEAR
                                                                    ENDED              ENDED              ENDED              ENDED
                                                                 JUNE 30,       DECEMBER 31,           JUNE 30,       DECEMBER 31,
                                                                    2006+               2005              2006+               2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $        72,275    $       (76,464)   $     8,261,871    $    11,636,036
Net Realized Gain (Loss) on Investments                       (42,331,333)       (12,749,618)        81,558,510        (48,979,074)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                              (4,774,664)       (10,552,910)       (38,779,491)        13,737,480
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations         (47,033,722)       (23,378,992)        51,040,890        (23,605,558)
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                            --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --                 --                 --                 --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                              1,760,875,424      2,954,364,771      1,053,124,046      2,178,546,065
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                --                 --                 --                 --
COST OF SHARES REDEEMED                                    (1,790,587,088)    (3,051,305,490)    (1,114,641,883)    (2,031,766,589)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                    (29,711,664)       (96,940,719)       (61,517,837)       146,779,476
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         (76,745,386)      (120,319,711)       (10,476,947)       123,173,918
NET ASSETS--BEGINNING OF PERIOD                               632,335,216        752,654,927        446,391,483        323,217,565
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $   555,589,830    $   632,335,216    $   435,914,536    $   446,391,483
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $        72,275    $            --    $     8,261,871    $            --
==================================================================================================================================

TRANSACTIONS IN SHARES
Shares Purchased                                              186,055,977        341,460,444         51,660,309         96,429,295
Shares Purchased Through Reinvestment                                  --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                               186,055,977        341,460,444         51,660,309         96,429,295
Shares Redeemed                                              (186,547,313)      (352,344,219)       (54,300,194)       (90,359,381)
----------------------------------------------------------------------------------------------------------------------------------
Net Shares Purchased                                             (491,336)       (10,883,775)        (2,639,885)         6,069,914
==================================================================================================================================

                                                                       DYNAMIC                               INVERSE
                                                                         DOW                               DYNAMIC DOW
                                                                        MASTER                                MASTER
                                                                      PORTFOLIO                             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                   PERIOD               YEAR             PERIOD               YEAR
                                                                    ENDED              ENDED              ENDED              ENDED
                                                                 JUNE 30,       DECEMBER 31,           JUNE 30,       DECEMBER 31,
                                                                    2006+               2005              2006+               2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $       301,715    $       513,458    $       913,130    $       942,069
Net Realized Gain (Loss) on Investments                          (136,273)        (1,031,191)         1,394,379         (5,228,969)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                               2,627,050           (643,364)        (3,361,029)         1,071,948
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           2,792,492         (1,161,097)        (1,053,520)        (3,214,952)
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                            --           (766,505)                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --           (766,505)                --                 --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                257,040,981        507,793,270        276,556,152        530,622,359
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                --            766,505                 --                 --
COST OF SHARES REDEEMED                                      (238,346,678)      (509,164,701)      (268,762,722)      (505,778,689)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                     18,694,303           (604,926)         7,793,430         24,843,670
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          21,486,795         (2,532,528)         6,739,910         21,628,718
NET ASSETS--BEGINNING OF PERIOD                                39,414,428         41,946,956         40,148,339         18,519,621
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $    60,901,223    $    39,414,428    $    46,888,249    $    40,148,339
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $       301,715    $            --    $       913,130    $            --
==================================================================================================================================

TRANSACTIONS IN SHARES
Shares Purchased                                               10,020,545         21,149,375          6,363,000         11,186,661
Shares Purchased Through Reinvestment                                  --             31,356                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                                10,020,545         21,180,731          6,363,000         11,186,661
Shares Redeemed                                                (9,289,854)       (21,188,285)        (6,156,768)       (10,724,189)
----------------------------------------------------------------------------------------------------------------------------------
Net Shares Purchased                                              730,691             (7,554)           206,232            462,472
==================================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET
                                                      NET          INCREASE
                                                    REALIZED      (DECREASE)
                                                      AND           IN NET
                                                   UNREALIZED       ASSET        DISTRIBUTIONS TO FEEDER FUNDS FROM:
                          NET ASSET        NET       GAINS          VALUE                                      NET
                           VALUE,      INVESTMENT   (LOSSES)      RESULTING       NET          RETURN        REALIZED
                          BEGINNING      INCOME        ON            FROM      INVESTMENT        OF          CAPITAL       TOTAL
                          OF PERIOD      (LOSS)    SECURITIES     OPERATIONS     INCOME       CAPITAL         GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 MASTER PORTFOLIO
   JUNE 30, 2006@         $  32.60      $   .22     $    .40       $   .62      $     --      $     --       $     --    $    --
   December 31, 2005         31.34          .36          .93          1.29            --            --           (.03)      (.03)
   December 31, 2004         26.85          .24         4.74          4.98            --            --           (.49)      (.49)
   December 31, 2003         17.72          .09         9.54          9.63            --            --           (.50)      (.50)
   December 31, 2002         32.91          .14       (15.33)       (15.19)           --            --             --         --
   December 31, 2001*        50.00          .76       (17.21)       (16.45)         (.03)         (.61)            --       (.64)

INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
   JUNE 30, 2006@            36.96          .65         (.93)         (.28)           --            --             --         --
   December 31, 2005         38.41         1.03        (2.48)        (1.45)           --            --             --         --
   December 31, 2004         47.65          .21        (9.45)        (9.24)           --            --             --         --
   December 31, 2003         83.76          .04       (36.15)       (36.11)           --            --             --         --
   December 31, 2002         60.43          .41        22.92         23.33            --            --             --         --
   December 31, 2001*        50.00          .81        10.00         10.81          (.38)           --             --       (.38)

DYNAMIC OTC MASTER PORTFOLIO
   JUNE 30, 2006@             9.42           --        (1.08)        (1.08)           --            --             --         --
   December 31, 2005          9.65           --         (.23)         (.23)           --            --             --         --
   December 31, 2004          8.37         (.05)        1.35          1.30            --            --           (.02)      (.02)
   December 31, 2003          4.92         (.03)        5.33          5.30            --            --          (1.85)     (1.85)
   December 31, 2002         15.44         (.02)      (10.50)       (10.52)           --            --             --         --
   December 31, 2001*        50.00          .09       (34.65)       (34.56)           --            --             --         --

INVERSE DYNAMIC OTC MASTER PORTFOLIO
   JUNE 30, 2006@            20.57          .43         1.87          2.30            --            --             --         --
   December 31, 2005         20.68          .54         (.65)         (.11)           --            --             --         --
   December 31, 2004         27.21          .13        (6.66)        (6.53)           --            --             --         --
   December 31, 2003         72.77          .04       (45.60)       (45.56)           --            --             --         --
   December 31, 2002         47.73          .47        24.57         25.04            --            --             --         --
   December 31, 2001*        50.00          .45        (2.51)        (2.06)         (.21)           --             --       (.21)

DYNAMIC DOW MASTER PORTFOLIO
   JUNE 30, 2006@            24.13          .13         1.50          1.63            --            --             --         --
   December 31, 2005         25.56          .31        (1.11)         (.80)           --            --           (.63)      (.63)
   December 31, 2004*        25.00          .08          .48           .56            --            --             --         --

INVERSE DYNAMIC DOW MASTER PORTFOLIO
   JUNE 30, 2006@            46.11          .85        (3.42)        (2.57)           --            --             --         --
   December 31, 2005         45.36         1.08         (.33)          .75            --            --             --         --
   December 31, 2004*        50.00          .12        (4.24)        (4.12)           --            --           (.52)      (.52)

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                                      ----------------------
                         NET INCREASE   NET ASSET                                    NET                     NET ASSETS,
                          (DECREASE)      VALUE,        TOTAL                     INVESTMENT    PORTFOLIO      END OF
                            IN NET        END OF      INVESTMENT       TOTAL        INCOME      TURNOVER    PERIOD (000'S
                         ASSET VALUE      PERIOD        RETURN        EXPENSES      (LOSS)       RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 MASTER PORTFOLIO
   JUNE 30, 2006@           $  .62       $33.22          1.90%         0.93%**       1.30%**          5%     $306,174
   December 31, 2005          1.26        32.60          4.10%         0.92%         1.18%           77%      376,452
   December 31, 2004          4.49        31.34         18.55%         0.93%         0.95%          190%      431,618
   December 31, 2003          9.13        26.85         54.39%         0.94%         0.59%          769%      317,863
   December 31, 2002        (15.19)       17.72        (46.16)%        0.94%         0.64%        1,227%      136,301
   December 31, 2001*       (17.09)       32.91        (33.19)%        1.19%**       1.50%**      1,494%      105,454

INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
   JUNE 30, 2006@             (.28)       36.68         (0.76)%        0.93%**       3.76%**         --       422,688
   December 31, 2005         (1.45)       36.96         (3.78)%        0.92%         2.29%           --       290,922
   December 31, 2004         (9.24)       38.41        (19.39)%        0.93%         0.35%           --       254,471
   December 31, 2003        (36.11)       47.65        (43.11)%        0.94%         0.05%           --       345,790
   December 31, 2002         23.33        83.76         38.61%         0.94%         0.52%           --       357,949
   December 31, 2001*        10.43        60.43         21.69%         0.91%**       1.93%**         --       129,611

DYNAMIC OTC MASTER PORTFOLIO
   JUNE 30, 2006@            (1.08)        8.34        (11.47)%        0.93%**       0.03%**         30%      555,590
   December 31, 2005          (.23)        9.42         (2.38)%        0.92%        (0.01)%         133%      632,335
   December 31, 2004          1.28         9.65         15.63%         0.93%         0.44%          154%      752,655
   December 31, 2003          3.45         8.37        107.76%         0.94%        (0.50)%         530%      514,796
   December 31, 2002        (10.52)        4.92        (68.13)%        0.94%        (0.27)%         298%      178,374
   December 31, 2001*       (34.56)       15.44        (69.12)%        0.97%**       0.74%**        733%      213,072

INVERSE DYNAMIC OTC MASTER PORTFOLIO
   JUNE 30, 2006@             2.30        22.87         11.18%         0.93%**       3.68%**         --       435,915
   December 31, 2005          (.11)       20.57         (0.53)%        0.92%         2.29%           --       446,391
   December 31, 2004         (6.53)       20.68        (24.00)%        0.93%         0.41%           --       323,218
   December 31, 2003        (45.56)       27.21        (62.61)%        0.94%         0.15%           --       362,576
   December 31, 2002         25.04        72.77         52.46%         0.94%         0.67%           --       322,191
   December 31, 2001*        (2.27)       47.73         (4.31)%        0.89%**       2.52%**         --       142,174

DYNAMIC DOW MASTER PORTFOLIO
   JUNE 30, 2006@             1.63        25.76          6.76%         0.93%**       1.98%**        212%       60,901
   December 31, 2005         (1.43)       24.13         (3.06)%        0.92%         1.69%          410%       39,414
   December 31, 2004*          .56        25.56          2.24%         0.93%**       0.96%**        796%       41,947

INVERSE DYNAMIC DOW MASTER PORTFOLIO
   JUNE 30, 2006@            (2.57)       43.54         (5.57)%        0.93%**       3.80%**         --        46,888
   December 31, 2005           .75        46.11          1.65%         0.92%         2.39%           --        40,148
   December 31, 2004*        (4.64)       45.36          8.23%         0.93%**       0.38%**         --        18,520

  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--DYNAMIC S&P 500 MASTER PORTFOLIO, INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO, DYNAMIC OTC MASTER PORTFOLIO AND INVERSE DYNAMIC OTC MASTER PORTFOLIO; FEBRUARY 20, 2004--DYNAMIC DOW MASTER PORTFOLIO AND INVERSE DYNAMIC DOW MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  @   UNAUDITED


60 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust consists of the Dynamic S&P 500 Master Portfolio, the Inverse Dynamic S&P 500 Master Portfolio, the Dynamic OTC Master Portfolio, the Inverse Dynamic OTC Master Portfolio, the Dynamic Dow Master Portfolio, the Inverse Dynamic Dow Master Portfolio (the "Master Portfolios"), the Dynamic S&P 500 Fund, the Inverse Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Inverse Dynamic OTC Fund, the Dynamic Dow Fund, the Inverse Dynamic Dow Fund (the "Feeder Funds"), the Dynamic Russell 2000(R) Fund, and the Inverse Dynamic Russell 2000(R) Fund (the "Funds") (See Note 3). The Feeder Funds and the Funds offer three classes of shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value (the "NAV") per share, with the exception of A-Class Shares. A-Class Shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS % OF    SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                         4.75%                   4.99%
$100,000 but less than $250,000            3.75%                   3.90%
$250,000 but less than $500,000            2.75%                   2.83%
$500,000 but less than $1,000,000          1.60%                   1.63%
$1,000,000 or greater                      0.00%                   0.00%

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Feeder Fund's, Master Portfolio's, and Fund's total assets as of the respective time of calculation. These financial statements are based on the June 30, 2006 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by the Master Portfolios and the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Global Advisors (the "Advisor"), an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 61

--------------------------------------------------------------------------------

in related markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When the Master Portfolio or the Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio or the Fund maintains a segregated account of securities as collateral for short sales. The Master Portfolio or the Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Dividend and interest expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

F. Upon the purchase of an option by the Master Portfolio or the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Master Portfolio or the Fund will realize a loss in the amount of the cost of the option. When the Master Portfolio or the Fund enters into a closing sale transaction, the Master Portfolio or the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When the Master Portfolio or the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Master Portfolio or the Fund exercises a call option, the cost of the security that the Master Portfolio or the Fund purchases upon exercise will be increased by the premium originally paid. When the Master Portfolio or the Fund writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's or the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Master Portfolio or the Fund enters into a closing purchase transaction, the Master Portfolio or the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Master Portfolio or the Fund may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio or the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio or the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio or the Fund as unrealized gains or losses. When the contract is closed, the Master Portfolio or the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Master Portfolio or the Fund may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds and the Funds are allocated to the Classes of the Feeder Funds and the Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. Organizational and setup costs for new funds are paid by the Trust.


62 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

J. The Master Portfolios and the Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

K. The Master Portfolios and the Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, the Master Portfolios and the Funds may have cash payable to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolios or the Funds may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Master Portfolios and the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Master Portfolios' and the Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios and the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Master Portfolios and the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Master Portfolio or the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Master Portfolio or the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Master Portfolio or the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Master Portfolio or the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Master Portfolios and the Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Master Portfolio or Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Master Portfolios and the Funds will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Master Portfolio or the Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Master Portfolios and the Funds have established strict counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Master Portfolio or the Fund sells a security it does not own. If the security the Master Portfolio or the Fund sold short goes down in price between the time the Master Portfolio or the Fund sells the security and closes its short position, the Master Portfolio or the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Master Portfolio or the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios and the Funds are


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 63

--------------------------------------------------------------------------------

required to maintain collateral in various forms. The Master Portfolios and the Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Master Portfolio or Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3.    MASTER-FEEDER ARRANGEMENT

Six of the funds included in the Trust are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Feeder Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Feeder Fund, e.g., the Dynamic S&P 500 Fund would act as the Feeder Fund, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. As a result, the Feeder Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Feeder Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Feeder Funds' financial statements. The percentage of Dynamic S&P 500 Master Portfolio, Inverse Dynamic S&P 500 Master Portfolio, Dynamic OTC Master Portfolio, Inverse Dynamic OTC Master Portfolio, Dynamic Dow Master Portfolio, and Inverse Dynamic Dow Master Portfolio owned by the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund, respectively, at June 30, 2006, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios and the Funds. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds and the Funds. The Servicer also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds and the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses are allocated to the Feeder Funds and Funds based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares that allows the Feeder Funds and the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds and the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Feeder Funds and the Funds to pay annual distribution and service fees of 1.00% of the Feeder Funds' and Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5.    FEDERAL INCOME TAX INFORMATION

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.


64 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, swap reclasses, capital loss carryforward expired, amortization of organizational cost, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year. The Trust's tax basis capital gains and losses are determined only at the end of each fiscal year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At June 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                       TAX     TAX UNREALIZED     TAX UNREALIZED     NET UNREALIZED
FUND                                                  COST               GAIN               LOSS         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Fund                         $ 313,814,821     $           --     $   (7,640,977)    $   (7,640,977)
Inverse Dynamic S&P 500 Fund                   431,316,227                 --         (8,627,903)        (8,627,903)
Dynamic OTC Fund                               627,535,540                 --        (71,945,711)       (71,945,711)
Inverse Dynamic OTC Fund                       417,355,999         18,558,537                 --         18,558,537
Dynamic Dow Fund                                60,369,303            531,920                 --            531,920
Inverse Dynamic Dow Fund                        47,608,769                 --           (720,520)          (720,520)
Dynamic Russell 2000 Fund                       21,792,024                 --           (576,978)          (576,978)
Inverse Dynamic Russell 2000 Fund               23,724,819            274,531                 --            274,531
Dynamic S&P 500 Master Portfolio               248,322,656         66,279,383         (2,062,820)        64,216,563
Inverse Dynamic S&P 500 Master Portfolio       450,043,555                 --                 --                 --
Dynamic OTC Master Portfolio                   436,067,795        124,554,214         (4,475,983)       120,078,231
Inverse Dynamic OTC Master Portfolio           487,037,543                 --                 --                 --
Dynamic Dow Master Portfolio                    65,333,430          2,877,658            (34,478)         2,843,180
Inverse Dynamic Dow Master Portfolio            60,628,925                 --                 --                 --

6.    REPURCHASE AGREEMENTS

The Master Portfolios and the Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Master Portfolios' and the Funds' custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of June 30, 2006, were as follows:

COUNTERPARTY                   TERMS OF AGREEMENT         FACE VALUE       MARKET VALUE     MATURITY VALUE
----------------------------------------------------------------------------------------------------------
UBS                            4.44% due 07/03/06      $ 450,000,000      $ 450,000,000      $ 450,166,500
Lehman Brothers, Inc.          4.45% due 07/03/06        151,306,482        151,306,482        151,362,592
Credit Suisse First Boston     4.55% due 07/03/06        107,897,294        107,897,294        107,938,205
----------------------------------------------------------------------------------------------------------
                                                                          $ 709,203,776      $ 709,467,297
==========================================================================================================

As of June 30, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE               RANGE OF RATES          PAR VALUE       MARKET VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bonds         4.50% - 8.875%      $ 112,365,000      $ 140,556,911
U.S. Treasury Notes        2.625% - 4.875%        578,673,627        582,960,758
--------------------------------------------------------------------------------
                                                                   $ 723,517,669
================================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees,


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 65

--------------------------------------------------------------------------------

reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7.    SECURITIES TRANSACTIONS

During the period ended June 30, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                  INVERSE                                INVERSE
                    DYNAMIC       DYNAMIC            DYNAMIC             DYNAMIC
                    S&P 500       S&P 500                OTC                 OTC
                     MASTER        MASTER             MASTER              MASTER
                  PORTFOLIO     PORTFOLIO          PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------
Purchases      $ 15,137,180     $      --       $139,123,162           $      --
Sales          $108,180,953     $      --       $283,775,383           $      --

                                  INVERSE
                    DYNAMIC       DYNAMIC                                INVERSE
                        DOW           DOW            DYNAMIC             DYNAMIC
                     MASTER        MASTER    RUSSELL 2000(R)     RUSSELL 2000(R)
                  PORTFOLIO     PORTFOLIO               FUND                FUND
--------------------------------------------------------------------------------
Purchases      $ 56,140,940     $      --       $ 14,358,173      $           --
Sales          $ 54,227,874     $      --       $  2,117,003      $           --


66 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

8.    SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                                         PURCHASED THROUGH
                                            SHARES PURCHASED           DIVIDEND REINVESTMENT            SHARES REDEEMED
-----------------------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                          JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                             2006+           2005          2006+           2005          2006+           2005
-----------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND
     A-Class                               200,699        207,367             --            577       (122,573)      (139,146)
     C-Class                             2,561,195      9,288,048             --         18,075     (2,865,130)    (9,723,680)
     H-Class                            30,023,995     81,742,500             --         66,458    (31,721,617)   (83,124,201)

INVERSE DYNAMIC S&P 500 FUND
     A-Class                               395,852        283,694             --          2,001       (178,284)      (203,933)
     C-Class                             2,566,501      6,185,862             --         12,526     (2,189,983)    (6,111,717)
     H-Class                            37,617,178     62,181,986             --         96,585    (34,733,939)   (61,113,469)

DYNAMIC OTC FUND
     A-Class                               420,573        510,828             --          1,145       (237,510)      (376,361)
     C-Class                             7,848,181     26,302,946             --         16,314     (7,829,567)   (27,590,173)
     H-Class                           204,767,461    439,066,703             --        114,071   (205,053,550)  (442,371,026)

INVERSE DYNAMIC OTC FUND
     A-Class                               826,132        755,662             --          2,325       (883,564)      (458,696)
     C-Class                             7,175,089     20,948,049             --         33,040     (7,336,644)   (20,490,836)
     H-Class                           172,847,870    343,761,749             --        325,597   (175,344,118)  (337,990,591)

DYNAMIC DOW FUND
     A-Class                                79,540        117,604             --             97        (65,843)       (69,415)
     C-Class                             1,019,358      2,057,325             --            257     (1,006,022)    (2,065,091)
     H-Class                            18,387,867     40,353,451             --          2,281    (17,682,782)   (40,433,310)

INVERSE DYNAMIC DOW FUND
     A-Class                                65,996        128,235             --             91        (47,778)      (110,183)
     C-Class                               249,594        732,987             --            252       (220,588)      (700,878)
     H-Class                            12,862,219     20,941,139             --          3,729    (12,696,024)   (20,522,921)

DYNAMIC RUSSELL 2000(R) FUND
     A-Class*                                9,344             --             --             --         (2,072)            --
     C-Class*                              230,321             --             --             --       (143,055)            --
     H-Class*                            3,420,596             --             --             --     (2,210,906)            --

INVERSE DYNAMIC RUSSELL 2000(R) FUND
     A-Class*                                6,260             --             --             --         (4,317)            --
     C-Class*                              143,910             --             --             --       (111,727)            --
     H-Class*                            1,286,480             --             --             --       (867,370)            --

                                      NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------------------
                                       PERIOD ENDED     YEAR ENDED
                                           JUNE 30,   DECEMBER 31,
                                              2006+           2005
--------------------------------------------------------------------
DYNAMIC S&P 500 FUND
     A-Class                                 78,126         68,798
     C-Class                               (303,935)      (417,557)
     H-Class                             (1,697,622)    (1,315,243)

INVERSE DYNAMIC S&P 500 FUND
     A-Class                                217,568         81,762
     C-Class                                376,518         86,671
     H-Class                              2,883,239      1,165,102

DYNAMIC OTC FUND
     A-Class                                183,063        135,612
     C-Class                                 18,614     (1,270,913)
     H-Class                               (286,089)    (3,190,252)

INVERSE DYNAMIC OTC FUND
     A-Class                                (57,432)       299,291
     C-Class                               (161,555)       490,253
     H-Class                             (2,496,248)     6,096,755

DYNAMIC DOW FUND
     A-Class                                 13,697         48,286
     C-Class                                 13,336         (7,509)
     H-Class                                705,085        (77,578)

INVERSE DYNAMIC DOW FUND
     A-Class                                 18,218         18,143
     C-Class                                 29,006         32,361
     H-Class                                166,195        421,947

DYNAMIC RUSSELL 2000(R) FUND
     A-Class*                                 7,272             --
     C-Class*                                87,266             --
     H-Class*                             1,209,690             --

INVERSE DYNAMIC RUSSELL 2000(R) FUND
     A-Class*                                 1,943             --
     C-Class*                                32,183             --
     H-Class*                               419,110             --

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

+     UNAUDITED


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2006, the pooled cash collateral investments consisted of repurchase agreements (38.66%), commercial paper (42.03%), fixed income securities (15.66%), and guaranteed investment contract (3.65%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

COLLATERAL TYPE                                             RATES              MATURITY
---------------------------------------------------------------------------------------------
Repurchase Agreements                                   5.22% - 5.39%          07/03/06
Commercial Paper                                        5.10% - 5.35%     07/03/06 - 09/01/06
Corporate Bonds, Notes, and Asset-Backed Securities     5.26% - 5.44%     05/01/07 - 06/15/07
Guaranteed Investment Contract                              5.26%              08/24/06

At June 30, 2006, the following funds participated in securities lending and received cash collateral:

                                                                                     VALUE OF
FUND                                                  CASH COLLATERAL       SECURITIES LOANED
---------------------------------------------------------------------------------------------
Dynamic S&P 500 Master Portfolio                        $  41,385,061          $   40,075,018
Dynamic OTC Master Portfolio                              114,943,835             111,427,957
Dynamic Dow Master Portfolio                                7,562,478               7,319,759


68 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Dynamic Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 69

--------------------------------------------------------------------------------

      portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


70 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 71

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
       YEAR OF BIRTH                    (YEAR BEGAN)              FUNDS OVERSEEN
---------------------------      ---------------------------      --------------
CARL G. VERBONCOEUR*              Rydex Series Funds - 2004            132
Trustee, President (1952)        Rydex Variable Trust - 2004
                                 Rydex Dynamic Funds - 2004
                                   Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)
                                 ---------------------------

MICHAEL P. BYRUM*                 Rydex Series Funds - 2005            132
Trustee, Vice President and      Rydex Variable Trust - 2005
Secretary (1970)                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
       YEAR OF BIRTH                    (YEAR BEGAN)              FUNDS OVERSEEN
---------------------------      ---------------------------      --------------
JOHN O. DEMARET                   Rydex Series Funds - 1997            125
Trustee, Chairman of the         Rydex Variable Trust - 1998
Board (1940)                     Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                                 ---------------------------

COREY A. COLEHOUR                 Rydex Series Funds - 1993            125
Trustee (1945)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company
                                 ---------------------------

J. KENNETH DALTON                 Rydex Series Funds - 1995            125
Trustee (1941)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group


72 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
       YEAR OF BIRTH                    (YEAR BEGAN)              FUNDS OVERSEEN
---------------------------      ---------------------------      --------------
WERNER E. KELLER                  Rydex Series Funds - 2005            125
Trustee (1940)                   Rydex Variable Trust - 2005
                                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)
                                 ---------------------------

THOMAS F. LYDON, JR.              Rydex Series Funds - 2005            125
Trustee (1960)                   Rydex Variable Trust - 2005
                                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                                 ---------------------------

PATRICK T. MCCARVILLE             Rydex Series Funds - 1997            125
Trustee (1942)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                                 ---------------------------

ROGER SOMERS                      Rydex Series Funds - 1993            125
Trustee (1944)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                               PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                  DURING PAST FIVE YEARS
--------------------------              ----------------------------------------
NICK BONOS*                             Chief Financial Officer of Rydex
Vice President and Treasurer (1963)     Specialized Products, LLC (2005 to
                                        present); Vice President and Treasurer
                                        of Rydex Series Funds, Rydex Variable
                                        Trust, Rydex Dynamic Funds, and Rydex
                                        ETF Trust (2003 to present); Senior Vice
                                        President of Rydex Fund Services, Inc.
                                        (2003 to present); Vice President and
                                        Treasurer of Rydex Capital Partners
                                        SPhinX Fund (2003 to 2006); Vice
                                        President of Accounting of Rydex Fund
                                        Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                      Chief Compliance Officer of Rydex Series
Chief Compliance Officer and            Funds, Rydex Variable Trust, Rydex
Assistant Secretary (1966)              Dynamic Funds and Rydex ETF Trust (2004
                                        to present); Assistant Secretary of
                                        Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2000 to present); Assistant Secretary of Rydex
                                        ETF Trust (2002 to present); Vice
                                        President of Compliance of Rydex Fund
                                        Services, Inc. (2000 to present);
                                        Secretary of Rydex Capital Partners
                                        SPhinX Fund (2003 to 2006)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 73

[LOGO] RYDEXINVESTMENTS
       Essential for modern markets(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       DYN-SEMI-0606X1206

Item 2. Code of Ethics.
Not applicable at this time.

Item 3. Audit Committee Financial Expert.
Not applicable at this time.

Item 4. Principal Accountant Fees and Services.
Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and
Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation on September 5, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.